UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

3/31/09

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 97.1%
Aerospace - 0.7%
Bombardier, Inc., 6.3%, 2014 (n)	$1,275,000	$898,875

Asset Backed & Securitized - 9.3%
ARCap REIT, Inc., CDO, “G”, 6.077%, 2045 (n)	$350,000	$24,500
Asset Securitization Corp., FRN, 7.743%, 2029	503,678	552,461
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	855,963	580,175
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	470,000	206,800
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	481,359	466,918
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	342,168
Commercial Mortgage Acceptance Corp., FRN, 1.194%, 2030 (i)	1,451,221	74,560
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	397,355	277,713
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	11,065	10,365
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	289,415
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	400,707
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	541,345
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	233,200
Falcon Franchise Loan LLC, FRN, 3.71%, 2025 (i)(z)	2,118,272	153,787
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	412,776	412,619
GE Commercial Mortgage Corp., FRN, 5.334%, 2044	440,000	213,086
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	592,211
GMAC LLC, FRN, 7.659%, 2034 (n)	825,000	546,794
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	583,637	562,196
Greenwich Capital Commercial Funding Corp., FRN, 5.915%, 2038	350,000	172,246
Greenwich Capital Commercial Funding Corp., FRN, 5.915%, 2038	271,221	196,808
GS Mortgage Securities Corp., 5.56%, 2039	215,006	161,439
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	260,006	175,718
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	195,039	134,140
JPMorgan Chase Commercial Mortgage Securities Corp., 5.99%, 2051	410,000	295,025
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	765,072	131,401
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043	1,168,381	442,001
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	324,036
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	880,000	678,516
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.687%, 2021 (n)	515,709	25,785
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.467%, 2030 (i)	1,935,867	50,538
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	234,000	33,677
Morgan Stanley Capital I, Inc., 5.72%, 2032	192,239	191,863
Morgan Stanley Capital I, Inc., FRN, 0.5%, 2030 (i)(n)	4,286,073	92,235
Mortgage Capital Funding, Inc., FRN, 1.816%, 2031 (i)	201,714	10
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	703,795
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013 (z)	567,000	467,243
Spirit Master Funding LLC, 5.05%, 2023 (z)	414,593	339,138
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	462,647	379,655
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	680,000	298,845

		$11,775,134

Automotive - 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$436,002

Broadcasting - 1.0%
CBS Corp., 6.625%, 2011	$549,000	$528,472
News America, Inc., 8.5%, 2025	770,000	708,756

		$1,237,228

Brokerage & Asset Managers - 0.9%
INVESCO PLC, 4.5%, 2009	$1,097,000	$1,048,672
Lehman Brothers Holdings, Inc., 6.2%, 2014 (d)	260,000	33,150
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	480,000	48

		$1,081,870

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - 0.5%
CRH PLC, 8.125%, 2018	$477,000	$371,926
Hanson PLC, 7.875%, 2010	380,000	247,000

		$618,926

Cable TV - 2.3%
Comcast Corp., 6.4%, 2038	$256,000	$223,367
Cox Communications, Inc., 4.625%, 2013	994,000	903,936
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	231,856
TCI Communications, Inc., 9.8%, 2012	439,000	470,577
Time Warner Cable, Inc., 8.25%, 2019	850,000	873,479
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	251,641

		$2,954,856

Computer Software - 0.6%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$781,100

Conglomerates - 1.8%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$305,006
Fisher Scientific International, Inc., 6.125%, 2015	1,440,000	1,430,202
Kennametal, Inc., 7.2%, 2012	526,000	528,977

		$2,264,185

Construction - 0.7%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$729,620
D.R. Horton, Inc., 5.625%, 2014	269,000	211,165

		$940,785

Consumer Goods & Services - 2.9%
Clorox Co., 5%, 2013	$700,000	$709,573
Fortune Brands, Inc., 5.125%, 2011	914,000	897,027
Procter & Gamble Co., 4.6%, 2014	600,000	634,985
Service Corp. International, 7.375%, 2014	300,000	279,000
Western Union Co., 5.4%, 2011	1,133,000	1,155,286

		$3,675,871

Defense Electronics - 0.8%
L-3 Communications Corp., 6.375%, 2015	$1,115,000	$1,050,888

Electronics - 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$272,418
Tyco Electronics Group S.A., 7.125%, 2037	260,000	166,490

		$438,908

Emerging Market Quasi-Sovereign - 0.1%
Korea Development Bank, 8%, 2014	$149,000	$153,272

Emerging Market Sovereign - 0.5%
Republic of Indonesia, 11.625%, 2019 (n)	$315,000	$342,562
Republic of Panama, 7.25%, 2015	295,000	300,900

		$643,462

Energy - Independent - 2.1%
Anadarko Petroleum Corp., 6.45%, 2036	$800,000	$559,172
Chesapeake Energy Corp., 9.5%, 2015	624,000	606,840
Ocean Energy, Inc., 7.25%, 2011	1,400,000	1,480,375

		$2,646,387

Energy - Integrated - 2.1%
ConocoPhillips, 6.5%, 2039	$530,000	$517,002
Hess Corp., 8.125%, 2019	440,000	453,583
Petrobras International Finance Co., 7.875%, 2019	466,000	482,869
Shell International Finance, 4%, 2014	1,210,000	1,226,977

		$2,680,431

Entertainment - 0.8%
Time Warner, Inc., 9.125%, 2013	$916,000	$962,286
Time Warner, Inc., 6.5%, 2036	110,000	90,478

		$1,052,764

Financial Institutions - 0.7%
GMAC LLC, 7.25%, 2011 (z)	$609,000	$450,928
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	150,876
International Lease Finance Corp., 5.625%, 2013	524,000	293,154

		$894,958

Food & Beverages - 4.8%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$610,000	$608,232
Diageo Capital PLC, 5.5%, 2016	1,070,000	1,082,041
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	656,000	619,140
General Mills, Inc., 5.65%, 2012	374,000	395,082
General Mills, Inc., 5.65%, 2019	270,000	274,875
Kraft Foods, Inc., 6.125%, 2018	920,000	922,204
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,438,954
Tyson Foods, Inc., 7.85%, 2016	950,000	818,421

		$6,158,949

Food & Drug Stores - 0.7%
CVS Caremark Corp., 5.75%, 2017	$664,000	$647,508
CVS Caremark Corp., 6.6%, 2019	290,000	292,295

		$939,803

Forest & Paper Products - 0.2%
Stora Enso Oyj, 7.25%, 2036 (n)	$623,000	$292,810

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$599,250

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016	$670,000	$341,392

		$940,642

Insurance - 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$217,800
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	547,975
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,062,501

		$1,828,276

Insurance - Health - 0.2%
Humana, Inc., 7.2%, 2018	$370,000	$312,666

Insurance - Property & Casualty - 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$605,000	$503,165
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	159,256
Fund American Cos., Inc., 5.875%, 2013	993,000	762,363
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	580,000	237,800

		$1,662,584

International Market Quasi-Sovereign - 1.3%
Electricite de France, 6.95%, 2039 (n)	$700,000	$693,814
ING Bank N.V., 3.9%, 2014 (z)	1,000,000	1,006,720

		$1,700,534

Major Banks - 7.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$140,794
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	317,520
Bear Stearns Cos., Inc., 5.85%, 2010	389,000	389,897
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	357,994
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,390,806
Credit Suisse (USA), Inc., 6%, 2018	180,000	156,996
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	874,780
Goldman Sachs Group, Inc., 7.5%, 2019	520,000	518,863
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	214,075
Morgan Stanley, 5.75%, 2016	906,000	824,776
Morgan Stanley, 6.625%, 2018	701,000	668,408
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	699,000	468,330
PNC Funding Corp., 5.625%, 2017	1,095,000	1,008,206
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	170,520
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	370,000	162,800
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	239,597
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	563,966
Wachovia Corp., 6.605%, 2025	1,270,000	944,288

		$9,412,616

Medical & Health Technology & Services - 1.7%
HCA, Inc., 8.75%, 2010	$438,000	$435,810
Hospira, Inc., 5.55%, 2012	210,000	212,653
Hospira, Inc., 6.05%, 2017	760,000	678,292
McKesson Corp., 5.7%, 2017	770,000	728,691
Mckesson Corp., 7.5%, 2019	120,000	127,368

		$2,182,814

Medical Equipment - 0.8%
Pfizer, Inc., 7.2%, 2039	$970,000	$1,040,242

Metals & Mining - 1.4%
BHP Billiton Finance Ltd., 6.5%, 2019	$510,000	$516,701
International Steel Group, Inc., 6.5%, 2014	945,000	742,576
Rio Tinto Finance USA Ltd., 5.875%, 2013	540,000	484,227

		$1,743,504

Mortgage Backed - 7.1%
Fannie Mae, 5.5%, 2017 - 2034	$1,424,876	$1,487,915
Fannie Mae, 6%, 2017 - 2035	928,569	974,382
Fannie Mae, 4.5%, 2018	1,255,756	1,302,166
Fannie Mae, 7.5%, 2030 - 2031	206,777	223,963
Fannie Mae, 6.5%, 2032	660,455	701,004
Freddie Mac, 6%, 2021 - 2034	528,951	555,124
Freddie Mac, 5%, 2025 - 2038	3,671,528	3,788,140

		$9,032,694

Municipals - 1.5%
Harris County, TX, “C”, FSA, 5.25%, 2028	$440,000	$469,942
Harris County, TX, “C”, FSA, 5.25%, 2031	430,000	449,088
Harris County, TX, “C”, FSA, 5.25%, 2032	430,000	446,508
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	552,000	545,602

		$1,911,140

Natural Gas - Pipeline - 4.2%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,415,958
Energy Transfer Partners, 9.7%, 2019	480,000	509,744
Enterprise Products Operating LP, 5.65%, 2013	354,000	331,402
Enterprise Products Partners LP, 6.3%, 2017	540,000	497,730
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	389,468

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$581,000	$518,392
Spectra Energy Capital LLC, 8%, 2019	942,000	947,277
Williams Cos., Inc., 7.125%, 2011	675,000	671,625

		$5,281,596

Network & Telecom - 3.8%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,365,582
AT&T, Inc., 5.8%, 2019	720,000	704,831
British Telecommunications PLC, 5.15%, 2013	299,000	277,504
Telecom Italia S.p.A., 6.375%, 2033	500,000	364,303
Telefonica Europe B.V., 7.75%, 2010	981,000	1,024,421
Verizon Communications, Inc., 8.95%, 2039	360,000	413,710
Verizon New York, Inc., 6.875%, 2012	635,000	650,404

		$4,800,755

Oil Services - 1.4%
Halliburton Co., 7.45%, 2039	$840,000	$840,944
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	137,000	113,710
Smith International, Inc., 9.75%, 2019	850,000	887,882

		$1,842,536

Oils - 1.3%
Premcor Refining Group, Inc., 7.5%, 2015	$1,690,000	$1,641,215

Other Banks & Diversified Financials - 2.4%
American Express Centurion Bank, 5.55%, 2012	$590,000	$525,104
Citigroup, Inc., 6.125%, 2018	660,000	569,670
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	166,860
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	536,010
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	149,402
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,057,677

		$3,004,723

Pharmaceuticals - 0.6%
Roche Holdings, Inc., 7%, 2039 (n)	$710,000	$742,957

Printing & Publishing - 0.2%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$245,624

Railroad & Shipping - 1.4%
Canadian Pacific Railway Co., 6.5%, 2018	$430,000	$386,809
CSX Corp., 6.3%, 2012	826,000	814,794
CSX Corp., 7.375%, 2019	330,000	305,726
Kansas City Southern, 7.375%, 2014	330,000	260,700

		$1,768,029

Real Estate - 2.5%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$676,700
Liberty Property LP, REIT, 5.5%, 2016	660,000	426,359
ProLogis, REIT, 5.75%, 2016	933,000	512,739
ProLogis, REIT, 5.625%, 2016	160,000	79,968
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	538,886
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	926,478

		$3,161,130

Restaurants - 0.4%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$497,171

Retailers - 1.7%
Home Depot, Inc., 5.875%, 2036	$756,000	$535,385
J.C. Penney Corp., Inc., 8%, 2010	81,000	81,040
Macy’s, Inc., 6.625%, 2011	426,000	366,001
Staples, Inc., 7.75%, 2011	370,000	378,231
Wal-Mart Stores, Inc., 6.2%, 2038	760,000	768,187

		$2,128,844

Supermarkets - 0.8%
Delhaize America, Inc., 9%, 2031	$360,000	$382,627
Kroger Co., 6.4%, 2017	574,000	589,258

		$971,885

Supranational - 0.4%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$473,917

Telecommunications - Wireless - 0.9%
Rogers Cable, Inc., 5.5%, 2014	$364,000	$355,866
Rogers Wireless, Inc., 7.25%, 2012	535,000	556,865
Vodafone Group PLC, 5.625%, 2017	201,000	199,209

		$1,111,940

Telephone Services - 0.4%
Embarq Corp., 7.082%, 2016	$540,000	$486,000

Tobacco - 3.1%
Altria Group, Inc., 9.95%, 2038	$710,000	$708,515
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	681,708
Philip Morris International, Inc., 4.875%, 2013	785,000	793,565
Reynolds American, Inc., 7.25%, 2012	881,000	867,175
Reynolds American, Inc., 6.75%, 2017	1,100,000	939,062

		$3,990,025

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds, 4.375%, 2038	$1,747,000	$1,984,484

Utilities - Electric Power - 11.1%
AES Corp., 9.75%, 2016 (z)	$725,000	$681,500
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	1,110,000	1,122,675
Beaver Valley Funding Corp., 9%, 2017	926,000	917,870
CenterPoint Energy, Inc., 5.95%, 2017	450,000	373,194
Consumers Energy Co., 6.7%, 2019	430,000	445,133
Dominion Resources, Inc., 6.4%, 2018	430,000	428,885
DPL, Inc., 6.875%, 2011	614,000	628,500
Duke Energy Corp., 5.65%, 2013	930,000	953,348
E.ON International Finance B.V., 6.65%, 2038 (n)	145,000	139,240
EDP Finance B.V., 6%, 2018 (n)	1,010,000	964,238
Enersis S.A., 7.375%, 2014	686,000	712,293
Exelon Generation Co. LLC, 6.95%, 2011	1,790,000	1,827,739
Mirant Americas Generation LLC, 8.3%, 2011	700,000	679,000
NiSource Finance Corp., 7.875%, 2010	773,000	759,587
NorthWestern Corp., 5.875%, 2014	680,000	686,291
NRG Energy, Inc., 7.375%, 2016	420,000	390,600
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	561,000	550,067
Progress Energy, Inc., 7.05%, 2019	380,000	387,153
PSEG Power LLC, 5.5%, 2015	284,000	261,086
System Energy Resources, Inc., 5.129%, 2014 (z)	496,996	458,817
Waterford 3 Funding Corp., 8.09%, 2017	757,208	746,070

		$14,113,286

Total Bonds		$123,631,293

PREFERRED STOCKS - 0.0%
Automotive - 0.0%
Preferred Blocker, Inc., 7% (z)	129	$25,683

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,505,507	$2,505,507

Total Investments		$126,162,483

OTHER ASSETS, LESS LIABILITIES - 0.9%		1,173,636

NET ASSETS - 100.0%		$127,336,119

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,644,555, representing 11.5% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	3/30/09	$681,333	$681,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	470,000	206,800
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	482,605	466,918
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	541,345
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	408,482	233,200
Falcon Franchise Loan LLC, FRN, 3.71%, 2025	1/29/03	246,145	153,787
GMAC LLC, FRN, 6.02%, 2033	3/20/02	759,433	592,211
GMAC LLC, 7.25%, 2011	12/26/08	532,133	450,928
ING Bank N.V., 3.9%, 2014	3/12/09	998,070	1,006,720
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	703,795
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	99,330	25,683

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Bond Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013	12/06/04	$629,481	$467,243
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	409,249	339,138
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	497,279	458,817

Total Restricted Securities			$6,328,085
% of Net Assets			5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,531,190	$123,631,293	$—	$126,162,483
Other Financial Instruments	$—	$(576,253)	$—	$(576,253)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$147,525,676

Gross unrealized appreciation	$1,569,976
Gross unrealized depreciation	(22,933,169)

Net unrealized appreciation (depreciation)	$(21,363,193)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Swap Agreements at 3/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(627,368)
6/20/13	USD	380,000	Morgan Stanley Capital Services, Inc.	(2)	1.07% (fixed rate)	1,843
12/20/13	USD	350,000	JPMorgan Chase Bank	(2)	0.78% (fixed rate)	6,722
6/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(3)	1.48% (fixed rate)	5,127
3/20/14	USD	280,000	Morgan Stanley Capital Services, Inc.	(3)	1.75% (fixed rate)	1,785
9/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(4)	0.99% (fixed rate)	20,751
12/20/13	USD	350,000	Goldman Sachs International	(4)	1.5% (fixed rate)	13,378
12/20/13	USD	170,000	Merrill Lynch International	(5)	1.43% (fixed rate)	6,297
6/20/14	USD	330,000	JPMorgan Chase Bank	(6)	6.5% (fixed rate)	(4,788)

						$(576,253)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 1.756%, 10/06/10, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by American Express Co., 4.875%, 7/15/13.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

Swap Agreements at 3/31/09 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	17,761,987	(15,256,480)	2,505,507

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,957	$2,505,507

8

MFS® Capital Appreciation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.0%
Aerospace - 2.7%
United Technologies Corp.	145,140	$6,238,117

Alcoholic Beverages - 0.8%
Diageo PLC	166,190	$1,875,470

Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	46,160	$2,900,209
NIKE, Inc., “B”	82,350	3,861,391

		$6,761,600

Biotechnology - 2.5%
Genzyme Corp. (a)	97,140	$5,769,145

Broadcasting - 2.5%
Grupo Televisa S.A., ADR	110,570	$1,508,175
Omnicom Group, Inc.	176,450	4,128,930

		$5,637,105

Brokerage & Asset Managers - 1.9%
Charles Schwab Corp.	177,100	$2,745,050
Deutsche Boerse AG	25,450	1,534,428

		$4,279,478

Business Services - 11.1%
Accenture Ltd., “A”	203,000	$5,580,470
Amdocs Ltd. (a)	144,630	2,678,548
Automatic Data Processing, Inc.	43,300	1,522,428
Dun & Bradstreet Corp.	28,580	2,200,660
Fidelity National Information Services, Inc.	70,190	1,277,458
MasterCard, Inc., “A”	41,270	6,911,900
Visa, Inc., “A”	21,800	1,212,080
Western Union Co.	303,610	3,816,378

		$25,199,922

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	70,300	$1,602,137

Chemicals - 1.5%
3M Co.	71,060	$3,533,103

Computer Software - 5.0%
Microsoft Corp.	152,670	$2,804,548
Oracle Corp. (a)	423,540	7,653,368
VeriSign, Inc. (a)	50,540	953,690

		$11,411,606

Computer Software - Systems - 5.1%
Apple, Inc. (a)	32,240	$3,389,069
EMC Corp. (a)	193,360	2,204,304
Hewlett-Packard Co.	81,340	2,607,760
International Business Machines Corp.	35,970	3,485,133

		$11,686,266

Consumer Goods & Services - 4.1%
Colgate-Palmolive Co.	61,720	$3,640,246
Procter & Gamble Co.	121,030	5,699,303

		$9,339,549

Electrical Equipment - 5.1%
Danaher Corp.	96,830	$5,250,123
Rockwell Automation, Inc.	178,170	3,891,233
W.W. Grainger, Inc.	36,270	2,545,429

		$11,686,785

Electronics - 4.7%
Intersil Corp., “A”	74,680	$858,820
KLA-Tencor Corp.	96,510	1,930,200
National Semiconductor Corp.	236,260	2,426,390
Samsung Electronics Co. Ltd., GDR	11,936	2,437,928
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	333,064	2,980,923

		$10,634,261

Energy - Integrated - 4.7%
Chevron Corp.	62,810	$4,223,344
Exxon Mobil Corp.	16,680	1,135,908
Hess Corp.	37,400	2,027,080
Marathon Oil Corp.	130,290	3,425,324

		$10,811,656

Food & Beverages - 4.5%
Groupe Danone	32,798	$1,597,475
Nestle S.A.	61,777	2,088,359
PepsiCo, Inc.	129,740	6,679,015

		$10,364,849

Food & Drug Stores - 3.0%
CVS Caremark Corp.	246,312	$6,771,117

General Merchandise - 1.1%
Kohl’s Corp. (a)	29,510	$1,248,863
Target Corp.	39,150	1,346,368

		$2,595,231

Internet - 3.3%
eBay, Inc. (a)	107,420	$1,349,195
Google, Inc., “A” (a)	17,710	6,164,143

		$7,513,338

Major Banks - 2.8%
Bank of New York Mellon Corp.	103,011	$2,910,061
State Street Corp.	110,470	3,400,266

		$6,310,327

Medical & Health Technology & Services - 2.6%
Medco Health Solutions, Inc. (a)	42,210	$1,744,961
Patterson Cos., Inc. (a)	140,230	2,644,738
VCA Antech, Inc. (a)	65,870	1,485,368

		$5,875,067

Medical Equipment - 8.5%
DENTSPLY International, Inc.	134,990	$3,624,481
Medtronic, Inc.	213,940	6,304,812
Thermo Fisher Scientific, Inc. (a)	100,210	3,574,491
Waters Corp. (a)	102,240	3,777,768
Zimmer Holdings, Inc. (a)	57,870	2,112,255

		$19,393,807

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	32,600	$1,453,960

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	540,280	$9,060,496
Research in Motion Ltd. (a)	25,480	1,097,423

		$10,157,919

Oil Services - 2.4%
Halliburton Co.	214,610	$3,320,017
Noble Corp.	86,150	2,075,353

		$5,395,370

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	108,950	$1,616,818

Pharmaceuticals - 4.8%
Allergan, Inc.	74,600	$3,562,896
Johnson & Johnson	57,410	3,019,766
Merck KGaA	27,030	2,390,307
Roche Holding AG	13,870	1,903,272

		$10,876,241

Specialty Chemicals - 0.7%
Praxair, Inc.	23,760	$1,598,810

Specialty Stores - 1.4%
Staples, Inc.	170,240	$3,083,046

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., “L”, ADR	45,460	$1,231,057
Rogers Communications, Inc., “B”	49,490	1,129,857

		$2,360,914

Trucking - 0.7%
United Parcel Service, Inc., “B”	34,350	$1,690,707

Total Common Stocks		$223,523,721

MONEY MARKET FUNDS (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,766,563	$4,766,563

Total Investments		$228,290,284

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(324,239)

NET ASSETS - 100.0%		$227,966,045

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Capital Appreciation Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$228,290,284	$—	$—	$228,290,284
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$304,603,275

Gross unrealized appreciation	$2,812,288
Gross unrealized depreciation	(79,125,279)

Net unrealized appreciation (depreciation)	$(76,312,991)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,249,723	14,221,861	(13,705,021)	4,766,563

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,579	$4,766,563

3

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 2.6%
Goodrich Corp.	5,580	$211,426
Lockheed Martin Corp.	15,160	1,046,495
Northrop Grumman Corp.	7,850	342,574
Precision Castparts Corp.	5,480	328,252
United Technologies Corp.	19,140	822,637

		$2,751,384

Airlines - 0.2%
Copa Holdings S.A., “A”	7,380	$211,585

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	16,950	$794,786

Biotechnology - 2.2%
Genzyme Corp. (a)	30,001	$1,781,759
Gilead Sciences, Inc. (a)	11,950	553,524

		$2,335,283

Broadcasting - 1.3%
Omnicom Group, Inc.	17,000	$397,800
Time Warner, Inc.	16,393	316,385
Walt Disney Co.	35,820	650,491

		$1,364,676

Brokerage & Asset Managers - 1.8%
Affiliated Managers Group, Inc. (a)	8,170	$340,771
Deutsche Boerse AG	6,260	377,427
GFI Group, Inc.	75,010	240,782
Invesco Ltd.	30,250	419,265
MarketAxess Holdings, Inc. (a)	23,720	181,221
TD AMERITRADE Holding Corp. (a)	26,020	359,336

		$1,918,802

Business Services - 2.0%
Accenture Ltd., “A”	21,280	$584,987
Amdocs Ltd. (a)	20,030	370,956
Dun & Bradstreet Corp.	4,590	353,430
MasterCard, Inc., “A”	2,810	470,619
Western Union Co.	26,930	338,510

		$2,118,502

Cable TV- 0.8%
Comcast Corp., “Special A”	34,400	$442,728
DIRECTV Group, Inc. (a)	6,900	157,251
Time Warner Cable, Inc.	9,550	236,840

		$836,819

Chemicals - 1.0%
3M Co.	16,270	$808,944
Celanese Corp.	20,750	277,427

		$1,086,371

Computer Software - 3.6%
Adobe Systems, Inc. (a)	50,400	$1,078,056
MicroStrategy, Inc., “A” (a)	32,100	1,097,499
MSC.Software Corp. (a)	106,345	599,786
VeriSign, Inc. (a)	49,850	940,670

		$3,716,011

Computer Software - Systems - 5.0%
Apple, Inc. (a)	26,910	$2,828,779
Hewlett-Packard Co.	61,500	1,971,690
Solera Holdings, Inc. (a)	17,560	435,137

		$5,235,606

Construction - 0.6%
Pulte Homes, Inc.	41,580	$454,469
Sherwin-Williams Co.	2,990	155,390

		$609,859

Consumer Goods & Services - 3.1%
Alberto-Culver Co.	9,940	$224,743
Capella Education Co. (a)	5,030	266,590
Colgate-Palmolive Co.	16,910	997,352
Procter & Gamble Co.	30,760	1,448,488
Strayer Education, Inc.	1,560	280,597

		$3,217,770

Containers - 0.3%
Crown Holdings, Inc. (a)	15,480	$351,860

Electrical Equipment - 3.0%
AMETEK, Inc.	13,880	$434,028
Danaher Corp.	37,890	2,054,396
Rockwell Automation, Inc.	29,640	647,338

		$3,135,762

Electronics - 3.7%
ASML Holding N.V.	12,940	$226,579
Flextronics International Ltd. (a)	98,439	284,489
Hittite Microwave Corp. (a)	13,610	424,632
Intel Corp.	87,720	1,320,186
Marvell Technology Group Ltd. (a)	80,440	736,830
National Semiconductor Corp.	69,370	712,430
Silicon Laboratories, Inc. (a)	7,490	197,736

		$3,902,882

Energy - Independent - 2.6%
Apache Corp.	11,480	$735,753
CONSOL Energy, Inc.	6,210	156,740
Devon Energy Corp.	6,420	286,910
EOG Resources, Inc.	6,470	354,297
Ultra Petroleum Corp. (a)	7,540	270,611
XTO Energy, Inc.	29,430	901,147

		$2,705,458

Energy - Integrated - 7.5%
BP PLC	53,790	$363,906
Chevron Corp.	45,260	3,043,282
Exxon Mobil Corp. (s)	35,396	2,410,468
Hess Corp.	15,210	824,382
Royal Dutch Shell PLC, “A”	33,030	744,545
TOTAL S.A.	7,990	397,286

		$7,783,869

Engineering - Construction - 0.9%
Fluor Corp.	24,270	$838,528
North American Energy Partners, Inc. (a)	41,500	126,575

		$965,103

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - 0.2%
DreamWorks Animation, Inc., “A” (a)	9,160	$198,222

Food & Beverages - 4.1%
Coca-Cola Co.	23,920	$1,051,284
General Mills, Inc.	11,900	593,572
Hain Celestial Group, Inc. (a)	18,120	258,029
J.M. Smucker Co.	8,680	323,504
PepsiCo, Inc. (s)	38,867	2,000,873

		$4,227,262

Food & Drug Stores - 1.1%
CVS Caremark Corp.	31,570	$867,859
Kroger Co.	15,490	328,698

		$1,196,557

Gaming & Lodging - 0.4%
International Game Technology	20,620	$190,116
Pinnacle Entertainment, Inc. (a)	17,720	124,749
Royal Caribbean Cruises Ltd.	13,560	108,616

		$423,481

General Merchandise - 2.2%
Kohl’s Corp. (a)	9,820	$415,582
Target Corp.	31,580	1,086,036
Wal-Mart Stores, Inc.	14,950	778,895

		$2,280,513

Health Maintenance Organizations - 0.9%
WellPoint, Inc. (a)	25,510	$968,615

Insurance - 2.9%
ACE Ltd.	4,400	$177,760
Allied World Assurance Co. Holdings Ltd.	20,480	778,854
Aon Corp.	7,920	323,294
Chubb Corp.	9,520	402,886
MetLife, Inc.	34,940	795,584
Travelers Cos., Inc.	12,500	508,000

		$2,986,378

Internet - 1.5%
Google, Inc., “A” (a)	4,370	$1,521,022

Leisure & Toys - 0.2%
Hasbro, Inc.	9,820	$246,187

Machinery & Tools - 1.0%
Bucyrus International, Inc.	10,630	$161,363
Deere & Co.	7,800	256,386
Eaton Corp.	9,370	345,378
Roper Industries, Inc.	6,120	259,794

		$1,022,921

Major Banks - 4.6%
Bank of New York Mellon Corp.	24,395	$689,159
Goldman Sachs Group, Inc.	4,470	473,909
JPMorgan Chase & Co. (s)	91,990	2,445,094
State Street Corp.	12,950	398,601
Wells Fargo & Co.	54,150	771,096

		$4,777,859

Medical & Health Technology & Services - 1.7%
DaVita, Inc. (a)	8,010	$352,039
IDEXX Laboratories, Inc. (a)	4,990	172,554
Medco Health Solutions, Inc. (a)	11,270	465,902
MWI Veterinary Supply, Inc. (a)	11,880	338,342
Patterson Cos., Inc. (a)	14,360	270,830
VCA Antech, Inc. (a)	8,030	181,076

		$1,780,743

Medical Equipment - 3.7%
Alcon, Inc.	4,080	$370,913
Medtronic, Inc.	47,940	1,412,792
NxStage Medical, Inc. (a)	17,080	44,066
NxStage Medical, Inc. (a)(z)	68,214	175,992
Waters Corp. (a)	38,670	1,428,857
Zimmer Holdings, Inc. (a)	11,240	410,260

		$3,842,880

Metals & Mining - 0.6%
Cameco Corp.	11,210	$192,476
Cliffs Natural Resources, Inc.	9,680	175,789
Nucor Corp.	5,300	202,301

		$570,566

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	29,750	$338,555

Network & Telecom - 1.9%
Ciena Corp. (a)	39,190	$304,898
Cisco Systems, Inc. (a)	68,480	1,148,410
Research in Motion Ltd. (a)	11,360	489,275

		$1,942,583

Oil Services - 1.7%
Exterran Holdings, Inc. (a)	9,120	$146,102
Halliburton Co.	25,970	401,756
Helmerich & Payne, Inc.	6,010	136,848
Noble Corp.	22,730	547,566
Transocean, Inc. (a)	10,010	588,988

		$1,821,260

Other Banks & Diversified Financials - 1.4%
City National Corp.	13,170	$444,751
Discover Financial Services	20,390	128,660
Euro Dekania Ltd. (z)	100,530	53,740
New York Community Bancorp, Inc.	15,140	169,114
NewAlliance Bancshares, Inc.	18,560	217,894
People’s United Financial, Inc.	25,840	464,345

		$1,478,504

Pharmaceuticals - 7.2%
Abbott Laboratories	30,510	$1,455,327
Allergan, Inc.	9,860	470,914
Johnson & Johnson	38,460	2,022,996
Merck & Co., Inc.	18,970	507,448
Pfizer, Inc.	30,780	419,224
Schering-Plough Corp.	48,690	1,146,650
Teva Pharmaceutical Industries Ltd., ADR	9,910	446,446
Wyeth	24,620	1,059,645

		$7,528,650

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pollution Control - 0.4%
Republic Services, Inc.	26,310	$451,217

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	7,020	$233,906
Teck Cominco Ltd., “B”	12,180	68,107

		$302,013

Railroad & Shipping - 0.9%
Canadian National Railway Co.	18,940	$671,423
Union Pacific Corp.	7,220	296,814

		$968,237

Real Estate - 1.5%
Kilroy Realty Corp., REIT	14,640	$251,662
Mack-Cali Realty Corp., REIT	65,510	1,297,753

		$1,549,415

Restaurants - 0.5%
P.F. Chang’s China Bistro, Inc. (a)	22,980	$525,782

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	6,640	$373,500
Airgas, Inc.	4,900	165,669
Praxair, Inc.	7,750	521,498

		$1,060,667

Specialty Stores - 3.6%
Abercrombie & Fitch Co., “A”	20,560	$489,328
Home Depot, Inc.	12,380	291,673
Nordstrom, Inc.	24,170	404,848
O’Reilly Automotive, Inc. (a)	13,750	481,388
PetSmart, Inc.	47,520	996,019
Staples, Inc.	32,980	597,268
Tiffany & Co.	23,460	505,798

		$3,766,322

Telecommunications - Wireless - 0.8%
Cellcom Israel Ltd.	13,120	$279,456
Rogers Communications, Inc., “B”	25,990	598,834

		$878,290

Telephone Services - 2.6%
AT&T, Inc.	84,700	$2,134,440
Verizon Communications, Inc.	18,110	546,922

		$2,681,362

Tobacco - 1.8%
Lorillard, Inc.	13,150	$811,881
Philip Morris International, Inc.	29,060	1,033,955

		$1,845,836

Trucking - 0.8%
Expeditors International of Washington, Inc.	9,820	$277,808
FedEx Corp.	4,970	221,115
J.B. Hunt Transport Services, Inc.	14,400	347,184

		$846,107

Utilities - Electric Power - 4.0%
American Electric Power Co., Inc.	12,250	$309,435
CMS Energy Corp.	41,440	490,650
Dominion Resources, Inc.	12,780	396,052
NRG Energy, Inc. (a)	14,100	248,160
PG&E Corp.	13,500	515,970
PPL Corp.	19,200	551,232
Progress Energy, Inc.	16,520	599,015
Public Service Enterprise Group, Inc.	17,450	514,252
Wisconsin Energy Corp.	12,040	495,687

		$4,120,453

Total Common Stocks		$103,190,847

	Strike Price	First Exercise
WARRANTS - 0.0%
Medical Equipment - 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	5/23/08	13,643	$24,587

MONEY MARKET FUNDS(v) - 1.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,414,711	$1,414,711

Total Investments				$104,630,145

SECURITIES SOLD SHORT - (0.2)%
Chemicals - (0.2)%
Potash Corporation of Saskatchewan, Inc. (a)			(3,200)	$(258,592)

OTHER ASSETS, LESS LIABILITIES - 0.0%				42,297

NET ASSETS - 100.0%				$104,413,850

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2009, the value of securities pledged amounted to $278,040.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$53,740

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Core Equity Portfolio

NxStage Medical, Inc.	5/22/08	269,523	175,992
NxStage Medical, Inc. (Warrants)	5/22/08	37,441	24,587

Total Restricted Securities			$254,319
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$104,375,826	$200,579	$53,740	$104,630,145
Short Sales	$(258,592)	$—	$—	$(258,592)
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$291,503	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(237,763)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$53,740	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$144,802,953

Gross unrealized appreciation	$1,571,438
Gross unrealized depreciation	(41,744,246)

Net unrealized appreciation (depreciation)	$(40,172,808)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,279,414	(2,864,703)	1,414,711

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$482	$1,414,711

5

MFS
INVESTMENT MANAGEMENT

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 1.2%
Lockheed Martin Corp.	23,010	$1,588,375

Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	13,680	$468,950

Apparel Manufacturers - 0.4%
NIKE, Inc., “B”	9,860	$462,335

Biotechnology - 5.3%
Biogen Idec, Inc. (a)	5,970	$312,947
Celgene Corp. (a)	29,300	1,300,920
Genzyme Corp. (a)	39,090	2,321,555
Gilead Sciences, Inc. (a)	63,120	2,923,718

		$6,859,140

Brokerage & Asset Managers - 2.2%
Charles Schwab Corp.	76,400	$1,184,200
CME Group, Inc.	3,600	887,004
IntercontinentalExchange, Inc. (a)	7,740	576,398
Lazard Ltd.	8,900	261,660

		$2,909,262

Business Services - 3.4%
MasterCard, Inc., “A”	10,270	$1,720,020
Visa, Inc., “A”	43,230	2,403,588
Western Union Co.	21,600	271,512

		$4,395,120

Cable TV - 0.5%
DIRECTV Group, Inc. (a)	26,000	$592,540

Chemicals - 0.9%
Ecolab, Inc.	18,180	$631,391
Monsanto Co.	6,500	540,150

		$1,171,541

Computer Software - 5.9%
Adobe Systems, Inc. (a)	43,500	$930,465
Akamai Technologies, Inc. (a)	32,940	639,036
Citrix Systems, Inc. (a)	46,700	1,057,288
McAfee, Inc. (a)	36,020	1,206,670
Oracle Corp. (a)	40,960	740,147
VeriSign, Inc. (a)	163,148	3,078,603

		$7,652,209

Computer Software - Systems - 6.6%
Apple, Inc. (a)	41,600	$4,372,992
EMC Corp. (a)	95,980	1,094,172
Hewlett-Packard Co.	95,460	3,060,448

		$8,527,612

Construction - 0.4%
Sherwin-Williams Co.	11,200	$582,064

Consumer Goods & Services - 4.2%
Apollo Group, Inc., “A” (a)	4,340	$339,952
Capella Education Co. (a)	9,670	512,510
Colgate-Palmolive Co.	29,870	1,761,733
DeVry, Inc.	15,760	759,317
New Oriental Education & Technology Group, Inc., ADR (a)	8,960	450,240
priceline.com, Inc. (a)	8,110	638,906
Strayer Education, Inc.	5,670	1,019,863

		$5,482,521

Electrical Equipment - 3.0%
Danaher Corp.	62,160	$3,370,315
Rockwell Automation, Inc.	22,450	490,308

		$3,860,623

Electronics - 5.8%
ARM Holdings PLC	213,890	$314,573
Broadcom Corp., “A” (a)	15,700	313,686
Flextronics International Ltd. (a)	90,210	260,707
Hittite Microwave Corp. (a)	23,260	725,712
Intel Corp.	110,570	1,664,079
Linear Technology Corp.	50,160	1,152,677
Marvell Technology Group Ltd. (a)	85,790	785,836
National Semiconductor Corp.	67,840	696,717
Samsung Electronics Co. Ltd.	2,647	1,093,241
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,200	511,940

		$7,519,168

Energy - Independent - 4.6%
Anadarko Petroleum Corp.	37,000	$1,438,930
Apache Corp.	9,620	616,546
Denbury Resources, Inc. (a)	24,800	368,528
EOG Resources, Inc.	5,240	286,942
Noble Energy, Inc.	19,630	1,057,664
Plains Exploration & Production Co. (a)	36,910	635,959
Ultra Petroleum Corp. (a)	31,330	1,124,434
XTO Energy, Inc.	16,305	499,259

		$6,028,262

Energy - Integrated - 3.3%
Chevron Corp.	22,790	$1,532,400
Exxon Mobil Corp.	9,240	629,244
Hess Corp.	14,890	807,038
Petroleo Brasileiro S.A., ADR	43,900	1,337,633

		$4,306,315

Engineering - Construction - 0.4%
Fluor Corp.	16,320	$563,856

Entertainment - 2.5%
DreamWorks Animation, Inc., “A” (a)	82,720	$1,790,061
Liberty Media Corp. (a)	13,700	273,315
TiVo, Inc. (a)	175,630	1,236,435

		$3,299,811

Food & Beverages - 2.5%
Coca-Cola Co.	27,190	$1,195,001
Pepsi Bottling Group, Inc.	16,210	358,889
PepsiCo, Inc.	34,120	1,756,498

		$3,310,388

Food & Drug Stores - 0.8%
CVS Caremark Corp.	36,540	$1,004,485

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.7%
International Game Technology	67,130	$618,939
Penn National Gaming, Inc. (a)	12,310	297,287

		$916,226

General Merchandise - 2.9%
Kohl’s Corp. (a)	31,180	$1,319,538
Target Corp.	34,910	1,200,555
Wal-Mart Stores, Inc.	25,210	1,313,441

		$3,833,534

Insurance - 0.7%
ACE Ltd.	6,950	$280,780
Berkshire Hathaway, Inc., “B” (a)	200	564,000

		$844,780

Internet - 3.3%
Google, Inc., “A” (a)	11,250	$3,915,675
Tencent Holdings Ltd.	54,200	401,399

		$4,317,074

Leisure & Toys - 0.7%
Electronic Arts, Inc. (a)	28,400	$516,596
THQ, Inc. (a)	108,080	328,563

		$845,159

Major Banks - 1.3%
Goldman Sachs Group, Inc.	12,300	$1,304,046
Morgan Stanley	18,400	418,968

		$1,723,014

Medical & Health Technology & Services - 3.3%
Express Scripts, Inc. (a)	4,950	$228,542
IDEXX Laboratories, Inc. (a)	50,460	1,744,907
Medco Health Solutions, Inc. (a)	54,440	2,250,550

		$4,223,999

Medical Equipment - 6.7%
Baxter International, Inc.	45,640	$2,337,681
Becton, Dickinson & Co.	19,510	1,311,852
C.R. Bard, Inc.	19,450	1,550,554
Conceptus, Inc. (a)	80,800	949,400
DENTSPLY International, Inc.	15,660	420,471
Edwards Lifesciences Corp. (a)	7,200	436,536
St. Jude Medical, Inc. (a)	47,840	1,738,027

		$8,744,521

Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	18,130	$808,598

Network & Telecom - 4.0%
Cisco Systems, Inc. (a)	202,380	$3,393,913
Corning, Inc.	40,200	533,454
Research in Motion Ltd. (a)	30,831	1,327,891

		$5,255,258

Oil Services - 2.5%
National Oilwell Varco, Inc. (a)	10,900	$312,939
Noble Corp.	23,008	554,263
Transocean, Inc. (a)	39,830	2,343,597

		$3,210,799

Other Banks & Diversified Financials - 0.1%
Redecard S.A.	7,000	$84,643

Personal Computers & Peripherals - 0.4%
NetApp, Inc. (a)	37,000	$549,080

Pharmaceuticals - 4.3%
Abbott Laboratories	41,070	$1,959,039
Schering-Plough Corp.	57,040	1,343,292
Teva Pharmaceutical Industries Ltd., ADR	13,200	594,660
Wyeth	37,970	1,634,229

		$5,531,220

Precious Metals & Minerals - 0.7%
Agnico-Eagle Mines Ltd.	5,800	$330,136
Goldcorp, Inc.	17,620	587,098

		$917,234

Railroad & Shipping - 0.4%
Norfolk Southern Corp.	16,110	$543,713

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	5,600	$315,000
Praxair, Inc.	25,030	1,684,269

		$1,999,269

Specialty Stores - 4.5%
Abercrombie & Fitch Co., “A”	13,160	$313,208
Amazon.com, Inc. (a)	14,860	1,091,318
Home Depot, Inc.	35,900	845,804
Lowe’s Cos., Inc.	54,950	1,002,838
Nordstrom, Inc.	29,800	499,150
O’Reilly Automotive, Inc. (a)	14,860	520,249
PetSmart, Inc.	33,260	697,130
Staples, Inc.	46,240	837,406

		$5,807,103

Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., “L”, ADR	14,840	$401,867

Telephone Services - 2.2%
American Tower Corp., “A” (a)	51,795	$1,576,122
AT&T, Inc.	50,970	1,284,444

		$2,860,566

Tobacco - 1.6%
Philip Morris International, Inc.	59,920	$2,131,954

Trucking - 1.7%
Expeditors International of Washington, Inc.	16,600	$469,614
Landstar System, Inc.	35,200	1,178,144
United Parcel Service, Inc., “B”	11,960	588,671

		$2,236,429

Total Common Stocks		$128,370,617

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	3,259,627	$3,259,627

Total Investments		$131,630,244

OTHER ASSETS, LESS LIABILITIES - (1.2)%		(1,579,021)

NET ASSETS - 100.0%		$130,051,223

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$130,537,003	$1,093,241	$—	$131,630,244
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$160,966,743

Gross unrealized appreciation	$3,786,047
Gross unrealized depreciation	(33,122,546)

Net unrealized appreciation (depreciation)	$(29,336,499)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	7,046,281	(3,786,654)	3,259,627

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,578	$3,259,627

4

MFS INVESTMENT MANAGEMENT

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.1%
Aerospace - 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	4,440	$58,920

Airlines - 0.3%
Copa Holdings S.A., “A”	4,440	$127,295

Alcoholic Beverages - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	32,603	$202,617
Companhia de Bebidas das Americas, ADR	8,990	429,273

		$631,890

Apparel Manufacturers - 0.6%
Stella International Holdings	243,500	$257,305

Automotive - 0.5%
PT Astra International Tbk.	182,500	$227,080

Broadcasting - 0.9%
Grupo Televisa S.A., ADR	26,950	$367,598

Brokerage & Asset Managers - 0.5%
BM&F Bovespa S.A.	43,600	$132,130
Bolsa Mexicana de Valores S.A. (a)	143,800	79,691

		$211,821

Business Services - 2.0%
Amdocs Ltd. (a)	11,300	$209,276
Infosys Technologies Ltd., ADR	21,340	568,284
Kroton Educacional S.A., IEU	13,700	54,924
LPS Brasil - Consultoria de Imoveis S.A.	16,919	41,937

		$874,421

Chemicals - 1.3%
Israel Chemicals Ltd.	39,500	$324,510
Makhteshim-Agan Industries Ltd.	57,451	240,724

		$565,234

Computer Software - 0.6%
Check Point Software Technologies Ltd. (a)	8,500	$188,785
Totvs S.A.	5,000	87,833

		$276,618

Computer Software - Systems - 0.7%
Acer, Inc.	206,000	$311,176

Construction - 1.7%
Corporacion Moctezuma S.A. de C.V.	155,900	$209,114
Desarrolladora Homex S.A. de C.V., ADR (a)	3,910	51,768
Duratex S.A., IPS	20,400	131,911
Pretoria Portland Cement Co. Ltd.	87,199	288,960
Urbi Desarrollos Urbanos S.A. de C.V. (a)	60,780	53,378

		$735,131

Consumer Goods & Services - 3.4%
Dabur India Ltd.	116,340	$227,475
Hengan International Group Co. Ltd.	104,000	417,981
Hindustan Unilever Ltd.	43,200	202,559
Kimberly-Clark de Mexico S.A. de C.V., “A”	61,640	199,607
Natura Cosmeticos S.A.	17,090	166,866
Unilever PLC	317,500	219,268

		$1,433,756

Electrical Equipment - 0.0%
Bharat Heavy Electricals Ltd.	20	$599

Electronics - 8.6%
Delta Electronics	117,000	$215,889
MediaTek, Inc.	49,510	468,761
Samsung Electronics Co. Ltd.	2,258	932,579
Siliconware Precision Industries Co. Ltd., ADR	53,766	311,843
Taiwan Semiconductor Manufacturing Co. Ltd.	541,919	825,184
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	105,035	940,063

		$3,694,319

Energy - Independent - 3.9%
China Shenhua Energy Co. Ltd.	162,000	$373,342
CNOOC Ltd.	789,000	781,813
OAO Rosneft Oil Co., GDR (a)	67,100	287,859
PTT Exploration & Production Ltd.	84,100	230,614

		$1,673,628

Energy - Integrated - 9.4%
LUKOIL, ADR	24,290	$910,875
OAO Gazprom, ADR	77,199	1,146,405
Petroleo Brasileiro S.A., ADR	64,432	1,963,243

		$4,020,523

Engineering - Construction - 0.6%
Avenge, Inc.	48,333	$132,919
Murray & Roberts Holdings Ltd.	28,706	122,733

		$255,652

Entertainment - 0.5%
Zee Telefilms Ltd.	104,798	$219,676

Food & Beverages - 1.6%
Grupo Continental S.A.	119,303	$192,788
Tiger Brands Ltd.	14,980	214,029
Tradewinds Berhad	366,700	261,533

		$668,350

Food & Drug Stores - 0.5%
Shoprite Group PLC	38,585	$206,072

Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS (a)	14,200	$64,274

General Merchandise - 1.6%
Bim Birlesik Magazalar A.S.	10,733	$228,760
Massmart Holdings Ltd.	26,060	191,478

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Woolworths Ltd.	207,589	$249,830

		$670,068

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	17,900	$177,476

Insurance - 3.7%
Cathay Financial Holding Co. Ltd.	272,388	$235,215
China Life Insurance	356,000	1,171,244
Samsung Fire & Marine Insurance Co. Ltd. (a)	1,597	185,585

		$1,592,044

Internet - 0.2%
Universo Online S.A., IPS	25,200	$72,458

Major Banks - 4.6%
Banco Santander Chile, ADR (a)	8,483	$291,391
Bank of China Ltd.	1,324,000	439,022
Bank of Communications Co. Ltd.	328,000	227,678
Industrial & Commercial Bank of China, “H”	1,911,000	993,643

		$1,951,734

Medical & Health Technology & Services - 0.2%
Diagnosticos da America S.A. (a)	8,800	$94,079

Metals & Mining - 3.9%
Companhia Vale do Rio Doce, ADR	102,084	$1,357,717
Grupo Mexico S.A.B. de C.V., “B”	189,133	138,996
Usinas Siderurgicas de Minas Gerais S.A., IPS	13,975	177,719

		$1,674,432

Natural Gas - Distribution - 1.8%
GAIL India Ltd.	67,095	$324,796
PT Perusahaan Gas Negara	2,460,500	461,614

		$786,410

Network & Telecom - 0.8%
High Tech Computer Corp.	29,226	$361,817

Oil Services - 0.9%
China Oilfield Services Ltd.	318,000	$251,508
Tenaris S.A., ADR	6,120	123,440

		$374,948

Other Banks & Diversified Financials - 7.7%
African Bank Investments Ltd.	79,810	$212,321
Banco Compartamos S.A.	44,200	83,751
Bancolombia S.A., ADR	4,670	90,925
Bank Rakyat Indonesia	483,000	175,560
China Construction Bank	1,396,000	792,506
China Merchants Bank Co. Ltd.	136,500	238,460
Credicorp Ltd.	2,740	128,342
CSU Cardsystem S.A. (a)	91,670	136,334
Grupo Financiero Banorte S.A. de C.V.	96,600	128,414
Housing Development Finance Corp. Ltd.	7,556	212,171
Itau Unibanco Banco Multiplo S.A., ADR	31,947	347,583
Redecard S.A.	18,800	227,326
Siam Commercial Bank Co. Ltd.	172,500	265,085
Turkiye Garanti Bankasi A.S. (a)	184,856	263,084

		$3,301,862

Personal Computers & Peripherals - 1.8%
Hon Hai Precision Industry Co. Ltd.	332,000	$753,172

Pharmaceuticals - 4.4%
Genomma Lab Internacional S.A., “B” (a)	307,100	$160,650
Teva Pharmaceutical Industries Ltd., ADR	38,060	1,714,603

		$1,875,253

Precious Metals & Minerals - 1.4%
Impala Platinum Holdings Ltd.	24,374	$407,198
Mvelaphanda Resources Ltd. (a)	69,117	211,455

		$618,653

Real Estate - 0.1%
Brasil Brokers Participacoes	66,800	$32,252

Specialty Chemicals - 1.6%
Asiatic Development Berhad	1,100	$1,291
Chaoda Modern Agriculture Holdings Ltd.	467,520	279,284
LG Chemical Ltd.	6,590	420,735

		$701,310

Specialty Stores - 2.1%
Dufry South America Ltd., BDR	18,960	$120,556
Foschini Ltd.	64,040	297,062
Lewis Group Ltd.	62,096	279,850
Truworths International Ltd.	58,100	197,071

		$894,539

Telecommunications - Wireless - 12.8%
America Movil S.A.B. de C.V., “L”, ADR	27,040	$732,243
China Mobile Ltd.	180,000	1,567,621
China Mobile Ltd., ADR	16,030	697,626
Egyptian Co. for Mobil Services (MobiNil)	12,537	329,194
Globe Telecom, Inc.	12,600	217,713
Mobile TeleSystems OJSC, ADR	13,322	398,594
MTN Group Ltd.	77,020	853,745
NII Holdings, Inc. (a)	7,100	106,500
Philippine Long Distance Telephone Co.	4,860	217,670
Turkcell Iletisim Hizmetleri A.S., ADR	16,750	205,858
Vimpel-Communications, ADR	21,790	142,507

		$5,469,271

Telephone Services - 3.3%
AS Eesti Telekom, GDR	12,490	$230,991
China Unicom Ltd., ADR	20,420	212,572
Chunghwa Telecom Co. Ltd.	285,388	520,922

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
PT Telekomunikasi Indonesia Tbk.	674,500	$440,716

		$1,405,201

Tobacco - 2.5%
British American Tobacco	16,400	$205,025
British American Tobacco PLC	15,200	351,791
KT&G Corp.	4,729	260,168
PT Hanjaya Mandala Sampoerna Tbk.	261,000	243,946

		$1,060,930

Utilities - Electric Power - 2.9%
AES Tiete S.A., IPS	14,000	$106,218
CEZ AS	10,057	358,891
Eletropaulo Metropolitana S.A., IPS	35,820	504,159
Equatorial Energia S.A.	16,300	81,087
Manila Water Co., Inc.	918,000	208,960

		$1,259,315

Total Common Stocks		$42,008,562

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	780,872	$780,872

Total Investments		$42,789,434

OTHER ASSETS, LESS LIABILITIES - 0.1%		44,037

NET ASSETS - 100.0%		$42,833,471

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$33,308,174	$9,481,260	$—	$42,789,434
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,496,068

Gross unrealized appreciation	$3,131,047
Gross unrealized depreciation	(13,837,681)

Net unrealized appreciation (depreciation)	$(10,706,634)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,404,473	(2,623,601)	780,872

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$305	$780,872

4

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

China	18.1%
Brazil	15.3%
Taiwan	11.5%
South Africa	9.0%
Russia	6.7%
Israel	5.8%
Mexico	5.6%
South Korea	4.2%
Indonesia	4.1%
Other Countries	19.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 92.7%
Foreign Bonds - 69.6%
Australia - 1.1%
Commonwealth of Australia, 6.25%, 2014	AUD	544,000	$418,844

Belgium - 3.3%
Kingdom of Belgium, 5.5%, 2017	EUR	820,000	$1,221,058

Canada - 3.8%
Bayview Commercial Asset Trust, FRN, 1.155%, 2023 (z)	CAD	150,000	$79,771
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	238,653
Government of Canada, 4.5%, 2015	CAD	813,000	739,154
Government of Canada, 4.25%, 2018	CAD	327,000	293,499
Government of Canada, 5.75%, 2033	CAD	87,000	92,362

			$1,443,439

Denmark - 1.2%
Kingdom of Denmark, 4%, 2015	DKK	2,504,000	$466,165

France - 4.7%
Republic of France, 6%, 2025	EUR	912,000	$1,491,982
Republic of France, 4.75%, 2035	EUR	193,000	278,836

			$1,770,818

Germany - 10.4%
Federal Republic of Germany, 5%, 2011	EUR	335,000	$480,665
Federal Republic of Germany, 3.75%, 2013	EUR	517,000	731,967
Federal Republic of Germany, 3.75%, 2015	EUR	810,000	1,152,079
Federal Republic of Germany, 4.25%, 2018	EUR	200,000	294,288
Federal Republic of Germany, 6.25%, 2030	EUR	734,000	1,264,737

			$3,923,736

Italy - 9.5%
Republic of Italy, 4.75%, 2013	EUR	1,850,000	$2,618,534
Republic of Italy, 5.25%, 2017	EUR	644,000	939,358

			$3,557,892

Japan - 20.7%
Government of Japan, 1.3%, 2014	JPY	78,000,000	$806,724
Government of Japan, 1.7%, 2017	JPY	411,450,000	4,351,323
Government of Japan, 2.1%, 2024	JPY	118,000,000	1,228,477
Government of Japan, 2.2%, 2027	JPY	103,000,000	1,086,057
Government of Japan, 2.4%, 2037	JPY	26,000,000	281,126

			$7,753,707

Netherlands - 2.0%
Kingdom of Netherlands, 3.75%, 2014	EUR	529,000	$734,457

Spain - 4.7%
Kingdom of Spain, 5%, 2012	EUR	1,095,000	$1,574,097
Kingdom of Spain, 4.6%, 2019	EUR	145,000	199,726

			$1,773,823

Sweden - 1.9%
Kingdom of Sweden, 4.5%, 2015	SEK	5,325,000	$722,698

United Kingdom - 6.3%
United Kingdom Treasury, 8%, 2015	GBP	603,000	$1,150,675
United Kingdom Treasury, 8%, 2021	GBP	362,000	759,074
United Kingdom Treasury, 4.25%, 2036	GBP	310,000	447,939

			$2,357,688

Total Foreign Bonds			$26,144,325

U.S. Bonds - 23.1%
Asset Backed & Securitized - 3.0%
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032 (i)(z)		$5,679,752	$181,474
Commercial Mortgage Pass-Through Certificates, FRN, 0.746%, 2017 (n)		331,000	275,567
Commercial Mortgage Pass-Through Certificates, FRN, 0.756%, 2017 (n)		402,662	343,680
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)		7,876,635	109,087
Greenwich Capital Commercial Funding Corp., FRN, 5.915%, 2038		150,000	108,845
GS Mortgage Securities Corp., 5.56%, 2039		150,000	112,629

			$1,131,282

Mortgage Backed - 1.3%
Fannie Mae, 5.37%, 2013		$96,145	$101,982
Fannie Mae, 4.78%, 2015		71,004	74,238
Fannie Mae, 4.856%, 2015		45,490	47,381
Fannie Mae, 5.09%, 2016		59,000	62,654
Fannie Mae, 5.423%, 2016		71,130	76,879
Fannie Mae, 5.05%, 2017		54,000	57,214
Fannie Mae, 5.32%, 2017		43,253	46,481

			$466,829

Municipals - 0.5%
New York Dormitory Authority Rev. (New York University), “1”, BHAC, 5.5%, 2031		$170,000	$186,886

U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015		$252,000	$267,805
Small Business Administration, 5.09%, 2025		45,802	48,652

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.21%, 2026	$468,045	$498,696

		$815,153

U.S. Treasury Obligations - 16.1%
U.S. Treasury Bonds, 2.375%, 2010	$1,166,000	$1,194,558
U.S. Treasury Bonds, 4.75%, 2017	1,667,000	1,949,870
U.S. Treasury Bonds, 8%, 2021	127,000	187,920
U.S. Treasury Bonds, 5.375%, 2031	89,000	112,210
U.S. Treasury Notes, 4.75%, 2012	1,230,000	1,357,804
U.S. Treasury Notes, 4.125%, 2015	429,000	484,535
U.S. Treasury Notes, TIPS, 2%, 2016	739,244	762,576

		$6,049,473

Total U.S. Bonds		$8,649,623

Total Bonds		$34,793,948

SHORT-TERM OBLIGATIONS (y) - 8.0%
Citigroup Funding, Inc., 0.22%, due 4/01/09	$1,130,000	$1,130,000
Lloyds Bank PLC, 0.39%, due 4/01/09	753,000	753,000
Toyota Motor Credit, 0.22%, due 4/01/09	1,130,000	1,130,000

Total Short-Term Obligations at Amortized Cost and Value		$3,013,000

REPURCHASE AGREEMENTS - 0.5%
Goldman Sachs, 0.15%, dated 3/31/09, due 4/01/09, total to be received $173,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $352,920 in a jointly traded account)	$173,000	$173,000

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	686	$686

Total Investments		$37,980,634

OTHER ASSETS, LESS LIABILITIES - (1.2)%		(435,754)

NET ASSETS - 100.0%		$37,544,880

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $966,987, representing 2.6% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.155%, 2023	5/25/06	$135,624	$79,771
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032	8/25/03	211,834	181,474

Total Restricted Securities			$261,245
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$686	$37,979,948	$—	$37,980,634
Other Financial Instruments	$—	$(872,347)	$—	$(872,347)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$39,232,288

Gross unrealized appreciation	$598,121
Gross unrealized depreciation	(1,849,775)

Net unrealized appreciation (depreciation)	$(1,251,654)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	388,349	4/20/09 - 5/05/09	$260,094	$269,502	$9,408
BUY	CAD	280,020	5/19/09	221,107	222,169	1,062
SELL	CAD	541,544	4/30/09 - 5/19/09	437,532	429,635	7,897
BUY	DKK	115,129	5/05/09	19,720	20,518	798
SELL	DKK	42,133	5/05/09	7,717	7,509	208
BUY	EUR	742,561	5/18/09 - 5/20/09	953,534	986,557	33,023
SELL	EUR	60,000	5/20/09	81,297	79,715	1,582
BUY	GBP	250,252	5/18/09	353,236	359,120	5,884
SELL	GBP	102,283	5/18/09	147,772	146,779	993
SELL	JPY	540,781,053	5/18/09 - 5/19/09	5,549,062	5,466,785	82,277
BUY	SEK	694,186	4/22/09 - 4/30/09	80,012	84,442	4,430
SELL	SEK	3,569,720	4/30/09	448,395	434,220	14,175

						$161,737

3

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(3) Derivative Contracts at 3/31/09 - continued

Forward Foreign Currency Exchange Contracts at 3/31/09 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	AUD	607,405	4/20/09 - 5/05/09	$390,427	$421,358	$(30,931)
BUY	CAD	463,320	5/19/09	368,138	367,600	(538)
SELL	CAD	1,310,266	5/19/09	1,036,278	1,039,570	(3,292)
SELL	DKK	1,294,063	5/05/09	218,173	230,618	(12,445)
BUY	EUR	494,302	5/20/09	672,117	656,723	(15,394)
SELL	EUR	1,687,290	5/20/09	2,159,878	2,241,714	(81,836)
SELL	GBP	495,491	5/18/09	704,420	711,047	(6,627)
BUY	JPY	984,886,036	5/18/09 - 5/19/09	10,802,563	9,956,138	(846,425)
SELL	JPY	1,781,276	5/19/09	18,000	18,007	(7)
BUY	NOK	969,447	4/30/09	148,795	144,077	(4,718)
SELL	SEK	2,615,760	4/22/09 - 4/30/09	286,310	318,181	(31,871)

						$(1,034,084)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	7,302,745	(7,302,059)	686

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$686	$686

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	27.5%
Japan	20.7%
Germany	10.6%
Italy	9.5%
United Kingdom	8.4%
Spain	4.9%
France	4.8%
Canada	3.9%
Belgium	3.3%
Other Countries	6.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.3%
Aerospace - 1.0%
United Technologies Corp.	13,300	$571,630

Alcoholic Beverages - 1.9%
Companhia de Bebidas das Americas, ADR	12,980	$619,795
Pernod Ricard S.A.	8,388	467,782

		$1,087,577

Apparel Manufacturers - 5.3%
Compagnie Financiere Richemont S.A.	34,907	$545,240
Li & Fung Ltd.	333,800	783,831
LVMH Moet Hennessy Louis Vuitton S.A.	13,960	877,100
NIKE, Inc., “B”	10,040	470,776
Swatch Group Ltd.	3,314	400,312

		$3,077,259

Biotechnology - 2.2%
Actelion Ltd. (a)	11,217	$511,924
Genzyme Corp. (a)	12,990	771,476

		$1,283,400

Broadcasting - 3.2%
Grupo Televisa S.A., ADR	42,030	$573,289
Walt Disney Co.	25,560	464,170
WPP Group PLC	141,734	798,724

		$1,836,183

Brokerage & Asset Managers - 3.9%
Charles Schwab Corp.	25,530	$395,715
Deutsche Boerse AG	12,440	750,031
Franklin Resources, Inc.	7,000	377,090
Julius Baer Holding Ltd.	28,477	700,480

		$2,223,316

Business Services - 6.8%
Accenture Ltd., “A”	24,190	$664,983
Dun & Bradstreet Corp.	5,800	446,600
Infosys Technologies Ltd., ADR	27,430	730,461
Intertek Group PLC	31,050	394,509
MasterCard, Inc., “A”	3,400	569,432
Visa, Inc., “A”	13,850	770,060
Western Union Co.	26,640	334,865

		$3,910,910

Cable TV - 0.5%
DIRECTV Group, Inc. (a)	12,400	$282,596

Chemicals - 1.2%
3M Co.	13,640	$678,181

Computer Software - 2.6%
Oracle Corp. (a)	31,960	$577,517
SAP AG	14,380	509,729
VeriSign, Inc. (a)	20,560	387,967

		$1,475,213

Computer Software - Systems - 4.2%
Acer, Inc.	204,000	$308,155
Apple, Inc. (a)	5,880	618,106
EMC Corp. (a)	52,350	596,790
International Business Machines Corp.	6,190	599,749
NTT Data Corp.	102	279,656

		$2,402,456

Conglomerates - 1.7%
Keppel Corp. Ltd.	193,000	$642,887
Siemens AG	6,270	358,287

		$1,001,174

Consumer Goods & Services - 5.0%
Colgate-Palmolive Co.	5,780	$340,904
Hengan International Group Co. Ltd.	158,000	635,009
Procter & Gamble Co.	16,220	763,800
Reckitt Benckiser Group PLC	16,970	637,711
Shiseido Co. Ltd.	34,000	498,099

		$2,875,523

Electrical Equipment - 3.6%
Danaher Corp.	8,470	$459,243
Keyence Corp.	3,090	581,071
Rockwell Automation, Inc.	14,850	324,324
Schneider Electric S.A.	10,793	718,556

		$2,083,194

Electronics - 5.2%
Canon, Inc.	12,400	$361,704
Hirose Electric Co. Ltd.	2,900	280,910
Hoya Corp.	18,900	374,124
Intel Corp.	33,520	504,476
Samsung Electronics Co. Ltd.	1,543	637,276
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,926	840,638

		$2,999,128

Energy - Independent - 2.2%
INPEX Corp.	185	$1,276,507

Energy - Integrated - 5.0%
BG Group PLC	30,670	$464,272
OAO Gazprom, ADR	36,030	535,046
Petroleo Brasileiro S.A., ADR	19,060	580,758
TOTAL S.A.	25,890	1,287,325

		$2,867,401

Food & Beverages - 4.6%
Groupe Danone	12,289	$598,554
Nestle S.A.	40,834	1,380,385
PepsiCo, Inc.	13,030	670,784

		$2,649,723

Food & Drug Stores - 1.9%
CVS Caremark Corp.	23,750	$652,888
Tesco PLC	93,539	447,471

		$1,100,359

Gaming & Lodging - 0.4%
International Game Technology	24,730	$228,011

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - 1.8%
AXA	47,560	$571,853
QBE Insurance Group Ltd.	35,680	479,754

		$1,051,607

Internet - 1.2%
Google, Inc., “A” (a)	2,050	$713,523

Machinery & Tools - 0.5%
Bucyrus International, Inc.	18,400	$279,312

Major Banks - 1.7%
Bank of New York Mellon Corp.	14,010	$395,783
HSBC Holdings PLC	48,907	277,188
Standard Chartered PLC	26,984	335,491

		$1,008,462

Medical Equipment - 7.4%
Alcon, Inc.	4,290	$390,004
DENTSPLY International, Inc.	16,750	449,738
Essilor International S.A.	7,580	293,060
Medtronic, Inc.	29,880	880,564
Smith & Nephew PLC	49,321	305,719
Sonova Holding AG	4,998	302,084
Synthes, Inc.	4,370	486,793
Waters Corp. (a)	17,150	633,693
Zimmer Holdings, Inc. (a)	13,810	504,065

		$4,245,720

Metals & Mining - 1.2%
BHP Billiton PLC	34,360	$682,825

Network & Telecom - 2.9%
Cisco Systems, Inc. (a)	45,440	$762,029
Nokia Oyj	40,720	480,413
Research in Motion Ltd. (a)	9,880	425,532

		$1,667,974

Oil Services - 0.5%
Halliburton Co.	19,690	$304,604

Other Banks & Diversified Financials - 1.6%
Aeon Credit Service Co. Ltd.	43,100	$391,512
Housing Development Finance Corp. Ltd.	19,009	533,768

		$925,280

Pharmaceuticals - 6.0%
Allergan, Inc.	11,700	$558,792
Bayer AG	9,020	431,423
Johnson & Johnson	13,930	732,718
Novo Nordisk A/S, “B”	13,470	645,107
Roche Holding AG	8,180	1,122,477

		$3,490,517

Specialty Chemicals - 4.0%
Akzo Nobel N.V.	18,650	$706,060
L’Air Liquide S.A.	6,268	510,028
Linde AG	6,950	472,584
Praxair, Inc.	4,330	291,366
Symrise AG	25,763	304,978

		$2,285,016

Specialty Stores - 1.7%
Industria de Diseno Textil S.A.	17,990	$701,509
Staples, Inc.	15,690	284,146

		$985,655

Telecommunications - Wireless - 2.3%
America Movil S.A.B. de C.V., “L”, ADR	18,430	$499,084
Philippine Long Distance Telephone Co.	10,800	483,711
Rogers Communications, Inc., “B”	13,910	320,499

		$1,303,294

Telephone Services - 2.5%
China Unicom Ltd.	544,000	$570,007
Telefonica S.A.	43,090	859,886

		$1,429,893

Utilities - Electric Power - 0.6%
E.ON AG	13,298	$369,432

Total Common Stocks		$56,652,855

	Strike Price	First Exercise
RIGHTS - 0.1%
Major Banks - 0.1%
HSBC Holdings PLC (1 share for 1 right) (a)	£2.54	3/20/09	21,045	$42,577

MONEY MARKET FUNDS (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,408,107	$1,408,107

Total Investments				$58,103,539

OTHER ASSETS, LESS LIABILITIES - (0.8)%				(489,492)

NET ASSETS - 100.0%				$57,614,047

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$51,680,905	$6,422,634	$—	$58,103,539
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$81,718,546

Gross unrealized appreciation	$1,160,834
Gross unrealized depreciation	(24,775,841)

Net unrealized appreciation (depreciation)	$(23,615,007)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,343,893	(3,935,786)	1,408,107

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$413	$1,408,107

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/09

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	74.2%
Russia	3.9%
Brazil	3.6%
Mexico	2.6%
Canada	2.4%
Great Britain	1.5%
Luxembourg	1.4%
Panama	1.0%
France	1.0%
Other Countries	8.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS INVESTMENT MANAGEMENT

MFS® Global Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Global Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.3%
Aerospace - 2.6%
Lockheed Martin Corp.	17,000	$1,173,510
Northrop Grumman Corp.	15,730	686,457
United Technologies Corp.	10,280	441,834

		$2,301,801

Alcoholic Beverages - 0.8%
Heineken N.V.	25,250	$717,909

Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	14,527	$226,909
NIKE, Inc., “B”	6,570	308,067

		$534,976

Automotive - 0.1%
Johnson Controls, Inc.	7,280	$87,360

Broadcasting - 2.2%
Fuji Television Network, Inc.	186	$208,948
Nippon Television Network Corp.	2,270	213,608
Omnicom Group, Inc.	14,350	335,790
Vivendi S.A.	20,040	530,506
Walt Disney Co.	18,410	334,326
WPP Group PLC	56,943	320,895

		$1,944,073

Brokerage & Asset Managers - 0.5%
Daiwa Securities Group, Inc.	81,000	$358,524
Franklin Resources, Inc.	2,180	117,437

		$475,961

Business Services - 1.3%
Accenture Ltd., “A”	22,230	$611,103
Bunzl PLC	27,930	219,012
USS Co. Ltd.	8,120	357,193

		$1,187,308

Chemicals - 0.9%
3M Co.	5,530	$274,952
PPG Industries, Inc.	14,130	521,397

		$796,349

Computer Software - 0.7%
Oracle Corp. (a)	36,250	$655,038

Computer Software - Systems - 1.1%
Fujitsu Ltd.	77,000	$289,666
International Business Machines Corp.	5,510	533,864
Nomura Research, Inc.	9,900	155,035

		$978,565

Construction - 1.2%
CRH PLC	16,430	$354,021
Geberit AG	4,931	443,153
Sherwin-Williams Co.	4,890	254,133

		$1,051,307

Consumer Goods & Services - 2.1%
Henkel KGaA, IPS	17,490	$475,898
Kao Corp.	38,000	745,081
KOSE Corp.	18,000	336,711
Procter & Gamble Co.	6,484	305,332

		$1,863,022

Containers - 0.4%
Brambles Ltd.	111,330	$372,626

Electrical Equipment - 1.5%
Legrand S.A.	29,750	$517,196
OMRON Corp.	22,000	261,087
Spectris PLC	43,740	252,610
W.W. Grainger, Inc.	4,060	284,931

		$1,315,824

Electronics - 2.8%
Intel Corp.	37,080	$558,054
Konica Minolta Holdings, Inc.	67,500	585,318
Samsung Electronics Co. Ltd.	1,706	704,597
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,596	631,834

		$2,479,803

Energy - Independent - 1.1%
Apache Corp.	5,750	$368,517
Devon Energy Corp.	7,410	331,153
EOG Resources, Inc.	4,680	256,277

		$955,947

Energy - Integrated - 5.4%
Chevron Corp.	13,680	$919,843
Exxon Mobil Corp.	10,150	691,215
Hess Corp.	6,180	334,956
Royal Dutch Shell PLC, “A”	32,580	734,402
Statoil A.S.A.	35,330	625,091
TOTAL S.A.	29,870	1,485,222

		$4,790,729

Food & Beverages - 2.8%
J.M. Smucker Co.	3,948	$147,142
Kellogg Co.	3,590	131,502
Nestle S.A.	48,919	1,653,697
Nong Shim Co. Ltd.	907	140,976
PepsiCo, Inc.	8,580	441,698

		$2,515,015

Food & Drug Stores - 0.7%
CVS Caremark Corp.	15,650	$430,219
Kroger Co.	8,380	177,824

		$608,043

Forest & Paper Products - 0.1%
UPM-Kymmene Corp. (l)	22,760	$131,539

Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd.	13,250	$106,132

Insurance - 3.1%
Allstate Corp.	22,640	$433,556
Aon Corp.	4,740	193,487
Aviva PLC	52,950	164,297
ING Groep N.V.	71,960	396,765

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC		29,070	$182,903
MetLife, Inc.		29,810	678,774
Muenchener Ruckvers AG		3,990	486,642
Travelers Cos., Inc.		4,690	190,602

			$2,727,026

Leisure & Toys - 0.2%
NAMCO BANDAI Holdings, Inc.		18,800	$187,706

Machinery & Tools - 0.5%
Assa Abloy AB, “B”		47,270	$442,829

Major Banks - 4.7%
Bank of New York Mellon Corp.		30,131	$851,201
Credit Agricole S.A.		42,279	466,901
Goldman Sachs Group, Inc.		5,870	622,337
JPMorgan Chase & Co.		19,910	529,208
PNC Financial Services Group, Inc.		5,850	171,347
State Street Corp.		12,970	399,217
Sumitomo Mitsui Financial Group, Inc.		17,100	603,213
UniCredito Italiano S.p.A. (a)		178,462	294,484
Wells Fargo & Co.		13,700	195,088

			$4,132,996

Medical Equipment - 0.8%
Medtronic, Inc.		5,400	$159,138
Smith & Nephew PLC		55,402	343,412
Waters Corp. (a)		4,870	179,947

			$682,497

Network & Telecom - 0.6%
Nokia Oyj		45,240	$533,740

Oil Services - 0.2%
Fugro N.V.		3,070	$97,687
National Oilwell Varco, Inc. (a)		4,230	121,443

			$219,130

Other Banks & Diversified Financials - 1.5%
Bangkok Bank Public Co. Ltd.		79,300	$169,167
DNB Holding A.S.A.		102,800	462,739
Hachijuni Bank Ltd.		31,000	181,261
Itau Unibanco Banco Multiplo S.A., ADR		23,057	250,860
Sapporo Hokuyo Holdings, Inc. (a)		38,800	109,645
Unione di Banche Italiane ScpA		15,862	174,811

			$1,348,483

Pharmaceuticals - 6.9%
Daiichi Sankyo Co. Ltd.		19,400	$327,880
GlaxoSmithKline PLC		38,880	606,683
Hisamitsu Pharmaceutical Co., Inc.		3,100	95,749
Johnson & Johnson		11,890	625,414
Merck & Co., Inc.		24,510	655,643
Merck KGaA		4,890	432,431
Novartis AG		4,270	161,602
Pfizer, Inc.		17,720	241,346
Roche Holding AG		11,410	1,565,705
Sanofi-Aventis		11,700	658,781
Wyeth		17,090	735,554

			$6,106,788

Printing & Publishing - 0.3%
Reed Elsevier PLC		38,932	$279,867

Specialty Stores - 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”		10,410	$54,770

Telecommunications - Wireless - 2.9%
America Movil S.A.B. de C.V., “L”, ADR		7,250	$196,330
KDDI Corp.		157	740,851
Rogers Communications, Inc., “B”		10,690	246,307
Vodafone Group PLC		767,370	1,351,552

			$2,535,040

Telephone Services - 2.9%
AT&T, Inc.		39,830	$1,003,716
China Unicom Ltd.		182,000	190,701
Royal KPN N.V.		35,030	468,201
Telefonica S.A.		44,590	889,819

			$2,552,437

Tobacco - 2.5%
Altria Group, Inc.		16,540	$264,971
Japan Tobacco, Inc.		152	405,935
Lorillard, Inc.		5,130	316,726
Philip Morris International, Inc.		33,396	1,188,230

			$2,175,862

Trucking - 1.4%
TNT N.V.		38,210	$653,864
Yamato Holdings Co. Ltd.		61,000	574,634

			$1,228,498

Utilities - Electric Power - 1.7%
Dominion Resources, Inc.		13,400	$415,266
E.ON AG		17,700	491,724
FPL Group, Inc.		6,640	336,847
PPL Corp.		9,240	265,280

			$1,509,117

Total Common Stocks			$52,586,113

BONDS - 36.4%
Asset Backed & Securitized - 1.4%
Bayview Commercial Asset Trust, FRN, 1.155%, 2023 (z)	CAD	170,000	$90,407
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032 (i)(z)		$2,728,508	87,179
Commercial Mortgage Pass-Through Certificates, FRN, 0.746%, 2017 (n)		360,000	299,710
Commercial Mortgage Pass-Through Certificates, FRN, 0.756%, 2017 (n)		563,727	481,152
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)		7,187,968	99,550
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038		140,000	101,589

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Asset Backed & Securitized - continued
GS Mortgage Securities Corp., 5.56%, 2039		$140,000	$105,120

			$1,264,707

International Market Quasi-Sovereign - 0.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	263,000	$224,163

International Market Sovereign - 27.4%
Commonwealth of Australia, 6.25%, 2014	AUD	513,000	$394,976
Federal Republic of Germany, 5%, 2011	EUR	304,000	436,186
Federal Republic of Germany, 3.75%, 2013		488,000	690,908
Federal Republic of Germany, 3.75%, 2015		756,000	1,075,273
Federal Republic of Germany, 4.25%, 2018		189,000	278,102
Federal Republic of Germany, 6.25%, 2030		690,000	1,188,921
Government of Canada, 4.5%, 2015	CAD	766,000	696,423
Government of Canada, 4.25%, 2018		308,000	276,445
Government of Canada, 5.75%, 2033		83,000	88,115
Government of Japan, 1.3%, 2014	JPY	73,000,000	755,011
Government of Japan, 1.7%, 2017		389,000,000	4,113,901
Government of Japan, 2.1%, 2024		111,000,000	1,155,601
Government of Japan, 2.2%, 2027		96,950,000	1,022,264
Government of Japan, 2.4%, 2037		25,000,000	270,313
Kingdom of Belgium, 5.5%, 2017	EUR	773,000	1,151,070
Kingdom of Denmark, 4%, 2015	DKK	2,361,000	439,543
Kingdom of Netherlands, 3.75%, 2014	EUR	498,000	691,417
Kingdom of Spain, 5%, 2012		1,024,000	1,472,033
Kingdom of Spain, 4.6%, 2019		136,000	187,329
Kingdom of Sweden, 4.5%, 2015	SEK	5,020,000	681,304
Republic of France, 6%, 2025	EUR	858,000	1,403,641
Republic of France, 4.75%, 2035		174,000	251,386
Republic of Italy, 4.75%, 2013		1,743,000	2,467,084
Republic of Italy, 5.25%, 2017		607,000	885,388
United Kingdom Treasury, 8%, 2015	GBP	569,000	1,085,794
United Kingdom Treasury, 8%, 2021		336,000	704,555
United Kingdom Treasury, 4.25%, 2036		293,000	423,375

			$24,286,358

Mortgage Backed - 1.5%
Fannie Mae, 5.37%, 2013		$144,218	$152,973
Fannie Mae, 4.78%, 2015		96,566	100,964
Fannie Mae, 4.856%, 2015		76,765	79,955
Fannie Mae, 5.09%, 2016		99,000	105,132
Fannie Mae, 5.423%, 2016		103,811	112,201
Fannie Mae, 4.994%, 2017		43,082	45,085
Fannie Mae, 5.05%, 2017		90,000	95,357
Fannie Mae, 5.32%, 2017		71,760	77,117
Fannie Mae, 5.5%, 2024		60,730	61,397
Freddie Mac, 5%, 2022 - 2025		431,940	438,372
Freddie Mac, 4%, 2024		71,810	72,251

			$1,340,804

Municipals - 0.3%
New York Dormitory Authority Rev. (New York University), “1”, BHAC, 5.5%, 2031		$220,000	$241,853

U.S. Government Agencies and Equivalents - 1.4%
Aid-Egypt, 4.45%, 2015		$349,000	$370,889
Small Business Administration, 5.09%, 2025		59,227	62,912
Small Business Administration, 5.21%, 2026		694,267	739,732
Small Business Administration, 5.36%, 2026		85,534	92,495

			$1,266,028

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bonds, 4.75%, 2017		$1,130,000	$1,321,747
U.S. Treasury Bonds, 8%, 2021		19,000	28,114
U.S. Treasury Bonds, 6.875%, 2025		38,000	54,471
U.S. Treasury Bonds, 5.375%, 2031		87,000	109,688
U.S. Treasury Notes, 4.75%, 2012		1,095,000	1,208,777
U.S. Treasury Notes, 4.125%, 2015		167,000	188,619
U.S. Treasury Notes, TIPS, 2%, 2016		696,697	718,686

			$3,630,102

Total Bonds			$32,254,015

MONEY MARKET FUNDS (v) - 4.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value		3,866,543	$3,866,543

COLLATERAL FOR SECURITIES LOANED - 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		100,874	$100,874

Total Investments			$88,807,545

OTHER ASSETS, LESS LIABILITIES - (0.2)%			(218,719)

NET ASSETS - 100.0%			$88,588,826

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Total Return Portfolio

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,104,575, representing 1.2% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.155%, 2023	5/25/06	$153,707	$90,407
Commercial Mortgage Asset Trust, FRN, 0.872%, 2032	8/25/03	101,764	87,179

Total Restricted Securities			$177,586
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
TIPS	Treasury Inflation Protected Security

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$48,378,391	$40,429,154	$—	$88,807,545
Other Financial Instruments	$—	$(844,278)	$—	$(844,278)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$115,100,322

Gross unrealized appreciation	$644,659
Gross unrealized depreciation	(26,937,436)

Net unrealized appreciation (depreciation)	$(26,292,777)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	392,312	4/20/09 - 5/05/09	$262,539	$272,237	$9,698
BUY	CAD	314,069	5/19/09	247,537	249,184	1,647
SELL	CAD	549,880	4/30/09 - 5/19/09	443,656	436,260	7,396
BUY	DKK	313,701	5/05/09	53,732	55,905	2,173
SELL	DKK	166,427	5/05/09	30,481	29,659	822
BUY	EUR	1,742,276	5/18/09 - 5/20/09	2,210,088	2,314,766	104,678
SELL	EUR	266,753	5/20/09	363,068	354,405	8,663
BUY	GBP	324,380	5/18/09	454,192	465,497	11,305
SELL	GBP	83,281	5/18/09	120,630	119,511	1,119
SELL	JPY	774,537,905	5/18/09 - 5/19/09	8,041,952	7,829,852	212,100
BUY	SEK	931,499	4/22/09 - 4/30/09	106,843	113,311	6,468
SELL	SEK	3,431,892	4/30/09	431,121	417,454	13,667

						$379,736

5

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

Forward Foreign Currency Exchange Contracts at 3/31/09 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	AUD	598,297	4/20/09 - 5/05/09	$385,641	$415,057	$(29,416)
BUY	CAD	431,446	5/19/09	342,812	342,311	(501)
SELL	CAD	1,262,193	4/07/09 - 5/19/09	998,430	1,001,424	(2,994)
BUY	DKK	65,563	5/05/09	12,011	11,684	(327)
SELL	DKK	1,386,344	5/05/09	233,840	247,064	(13,224)
BUY	EUR	641,847	5/20/09	873,460	852,750	(20,710)
SELL	EUR	2,623,278	5/20/09	3,345,072	3,485,256	(140,184)
BUY	GBP	32,000	5/18/09	46,438	45,921	(517)
SELL	GBP	599,458	5/18/09	850,105	860,243	(10,138)
BUY	JPY	1,184,849,147	5/18/09 - 5/19/09	12,947,064	11,977,535	(969,529)
SELL	JPY	3,364,633	5/19/09	34,000	34,013	(13)
BUY	NOK	916,352	4/30/09	140,646	136,186	(4,460)
SELL	SEK	2,670,269	4/22/09 - 4/30/09	292,810	324,811	(32,001)

						$(1,224,014)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,871,531	9,050,529	(13,055,517)	3,866,543

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,414	$3,866,543

6

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	34.1%
Japan	15.9%
United Kingdom	7.5%
Germany	6.3%
France	6.0%
Switzerland	4.6%
Italy	4.3%
Netherlands	3.4%
Spain	2.9%
Other Countries	15.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 95.6%
Agency - Other - 5.9%
Financing Corp., 9.4%, 2018	$5,475,000	$8,029,334
Financing Corp., 9.8%, 2018	7,760,000	11,662,737
Financing Corp., 10.35%, 2018	3,415,000	5,284,108
Financing Corp., STRIPS, 0%, 2017	8,940,000	6,618,604

		$31,594,783

Asset Backed & Securitized - 1.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$2,241,233	$1,519,118
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	3,445,785	2,408,276
GS Mortgage Securities Corp., 5.56%, 2039	1,042,840	783,026
JPMorgan Chase Commercial Mortgage Securities Corp., 6.007%, 2049	2,026,008	1,393,407

		$6,103,827

Mortgage Backed - 70.2%
Fannie Mae, 5.503%, 2011	$649,000	$693,461
Fannie Mae, 6.088%, 2011	1,020,000	1,094,347
Fannie Mae, 4.73%, 2012	895,947	934,168
Fannie Mae, 4.79%, 2012 - 2015	7,238,057	7,495,568
Fannie Mae, 4.542%, 2013	907,737	944,971
Fannie Mae, 4.845%, 2013	1,716,727	1,799,080
Fannie Mae, 5.06%, 2013	873,687	912,552
Fannie Mae, 5.37%, 2013	1,550,822	1,644,967
Fannie Mae, 4.589%, 2014	1,281,480	1,330,224
Fannie Mae, 4.6%, 2014	830,975	862,429
Fannie Mae, 4.609%, 2014	3,246,182	3,372,905
Fannie Mae, 4.77%, 2014	713,092	744,302
Fannie Mae, 4.82%, 2014	729,241	764,402
Fannie Mae, 4.84%, 2014	4,861,833	5,101,459
Fannie Mae, 4.872%, 2014	3,102,346	3,244,796
Fannie Mae, 4.88%, 2014 - 2020	936,752	982,828
Fannie Mae, 5.1%, 2014	895,489	947,135
Fannie Mae, 4.56%, 2015	1,074,643	1,111,680
Fannie Mae, 4.62%, 2015	1,501,277	1,557,689
Fannie Mae, 4.665%, 2015	726,061	754,929
Fannie Mae, 4.69%, 2015	592,412	616,603
Fannie Mae, 4.7%, 2015	1,075,080	1,119,519
Fannie Mae, 4.74%, 2015	680,060	709,525
Fannie Mae, 4.78%, 2015	944,829	987,861
Fannie Mae, 4.81%, 2015	948,204	995,328
Fannie Mae, 4.815%, 2015	824,000	862,809
Fannie Mae, 4.85%, 2015	593,503	622,072
Fannie Mae, 4.87%, 2015	625,229	655,868
Fannie Mae, 4.89%, 2015	706,316	741,777
Fannie Mae, 4.921%, 2015	2,216,352	2,332,955
Fannie Mae, 4.996%, 2015	107,000	113,104
Fannie Mae, 5.466%, 2015	1,399,052	1,512,364
Fannie Mae, 4.5%, 2016 - 2028	19,880,763	20,572,657
Fannie Mae, 5.423%, 2016	1,388,957	1,501,211
Fannie Mae, 6.5%, 2016 - 2037	10,471,384	11,107,481
Fannie Mae, 5.5%, 2017 - 2036	84,391,652	87,802,958
Fannie Mae, 6%, 2017 - 2037	20,470,652	21,396,751
Fannie Mae, 5%, 2019 - 2035	25,650,466	26,537,545
Fannie Mae, 7.5%, 2022 - 2031	933,675	1,012,873
Freddie Mac, 4.5%, 2010 - 2026	4,538,327	4,595,138
Freddie Mac, 4.375%, 2015	2,149,726	2,188,284
Freddie Mac, 5%, 2016 - 2032	27,679,302	28,469,458
Freddie Mac, 6%, 2021 - 2038	33,150,726	34,769,496
Freddie Mac, 5.5%, 2022 - 2036	54,642,209	56,663,297
Freddie Mac, 4%, 2024	919,403	924,771
Freddie Mac, 6.5%, 2032 - 2037	5,860,901	6,208,721
Ginnie Mae, 5.5%, 2033 - 2038	19,639,837	20,490,539
Ginnie Mae, 5.612%, 2058	3,292,920	3,329,966
Ginnie Mae, 6.36%, 2058	2,879,547	2,983,369

		$378,118,192

Municipals - 4.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$6,241,693
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	3,235,000	3,462,809
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,166,733
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,325,515
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,058,515
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	3,775,000	3,834,268
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 2040	1,515,000	1,615,823

		$21,705,356

U.S. Government Agencies and Equivalents - 6.9%
Aid-Egypt, 4.45%, 2015	$3,299,000	$3,505,913
Aid-Lebanon, 7.62%, 2009	623,724	631,844
Empresa Energetica Cornito Ltd., 6.07%, 2010	2,047,000	2,102,433
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,753,139
Small Business Administration, 10.05%, 2009	843	843
Small Business Administration, 9.05%, 2009	979	1,004
Small Business Administration, 8.7%, 2009	21,066	21,420
Small Business Administration, 6.35%, 2021	1,572,086	1,697,693
Small Business Administration, 6.34%, 2021	1,435,218	1,551,243
Small Business Administration, 6.44%, 2021	1,787,170	1,937,962
Small Business Administration, 6.625%, 2021	2,128,229	2,319,854
Small Business Administration, 6.07%, 2022	1,614,148	1,748,570
Small Business Administration, 4.98%, 2023	1,350,788	1,422,517
Small Business Administration, 4.77%, 2024	2,329,644	2,460,336
Small Business Administration, 5.52%, 2024	1,900,338	2,068,619

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.11%, 2025	$1,853,417	$1,962,130
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,498,462
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,716,000	1,734,356

		$37,418,338

U.S. Treasury Obligations - 7.5%
U.S. Treasury Bonds, 4.75%, 2017	$2,446,000	$2,861,057
U.S. Treasury Bonds, 7.875%, 2021	114,000	165,318
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,782,422
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,555,933
U.S. Treasury Bonds, 6.75%, 2026 (f)	1,829,000	2,601,753
U.S. Treasury Bonds, 5.25%, 2029	3,094,000	3,809,970
U.S. Treasury Bonds, 4.375%, 2038	348,000	395,306
U.S. Treasury Notes, 3.125%, 2013	12,342,000	13,217,517
U.S. Treasury Notes, 3.75%, 2018	9,066,000	9,882,665

		$40,271,941

Total Bonds		$515,212,437

MONEY MARKET FUNDS (v) - 3.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	20,834,094	$20,834,094

Total Investments		$536,046,531

OTHER ASSETS, LESS LIABILITIES - 0.5%		2,497,392

NET ASSETS - 100.0%		$538,543,923

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,753,139, representing 1.1% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AMBAC	AMBAC Indemnity Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$20,834,094	$515,212,437	$—	$536,046,531
Other Financial Instruments	$325,723	$—	$—	$325,723

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$518,735,624

Gross unrealized appreciation	$18,083,040
Gross unrealized depreciation	(772,133)

Net unrealized appreciation (depreciation)	$17,310,907

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 03/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	18	$2,334,656	Jun-09	$(53,922)
U.S. Treasury Note 2 yr (Long)	280	61,009,375	Jun-09	379,645

				$325,723

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,177,340	79,574,729	(61,917,975)	20,834,094

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,120	$20,834,094

4

MFS INVESTMENT MANAGEMENT

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 85.4%
Aerospace - 1.4%
Bombardier, Inc., 6.3%, 2014 (n)		$1,585,000	$1,117,425
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,025,000	261,375
TransDigm Group, Inc., 7.75%, 2014		470,000	438,275
Vought Aircraft Industries, Inc., 8%, 2011		2,010,000	783,900

			$2,600,975

Airlines - 1.1%
AMR Corp., 7.858%, 2011		$695,000	$562,950
Continental Airlines, Inc., 7.339%, 2014		1,835,000	1,146,875
Continental Airlines, Inc., 6.9%, 2017		217,331	154,296
Continental Airlines, Inc., 6.748%, 2017		152,415	112,787

			$1,976,908

Asset Backed & Securitized - 5.1%
Airlie LCDO Ltd., CDO, FRN, 3.126%, 2011 (a)(z)		$687,485	$148,222
Anthracite Ltd., CDO, 6%, 2037 (z)		1,300,000	130,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.432%, 2038 (z)		640,937	25,637
Babson Ltd., CLO, “D”, FRN, 2.594%, 2018 (n)		670,000	63,650
Banc of America Commercial Mortgage, Inc., 5.772%, 2017		2,075,160	898,691
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		502,595	229,241
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2017		935,000	633,747
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017		486,385	196,045
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		990,000	680,101
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		952,699	116,566
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		472,183	212,550
CWCapital Cobalt Ltd., 5.223%, 2048		260,000	167,801
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)		950,000	38,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.459%, 2050 (z)		500,000	20,000
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		855,000	428,287
GS Mortgage Securities Corp., 5.56%, 2039		1,065,000	799,665
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,457,387	626,676
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		984,062	436,685
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		1,475,000	996,837
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		690,000	109,230
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2050		690,000	107,034
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		1,576,549	710,939
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		404,000	145,767
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		990,000	624,760
Wachovia Bank Commercial Mortgage Trust, FRN, 5.94%, 2047		557,306	56,808
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		1,571,863	705,968
Wachovia Credit, CDO, FRN, 2.572%, 2026 (z)		376,000	15,040

			$9,323,947

Automotive - 3.1%
Accuride Corp., 8.5%, 2015		$850,000	$180,625
Allison Transmission, Inc., 11%, 2015 (n)		1,870,000	888,250
FCE Bank PLC, 7.125%, 2012	EUR	1,900,000	1,716,551
Ford Motor Credit Co. LLC, 9.75%, 2010		$855,000	703,362
Ford Motor Credit Co. LLC, 12%, 2015		868,000	657,781
Ford Motor Credit Co. LLC, 8%, 2016		905,000	594,794
General Motors Corp., 8.375%, 2033		664,000	79,680
Goodyear Tire & Rubber Co., 9%, 2015		1,085,000	835,450

			$5,656,493

Broadcasting - 3.1%
Allbritton Communications Co., 7.75%, 2012		$2,128,000	$787,360
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		835,000	115,404
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		1,005,000	70,350
Clear Channel Communications, 10.75%, 2016 (n)		425,000	77,563
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		765,000	719,100
Lamar Media Corp., 6.625%, 2015		1,875,000	1,368,750
Lamar Media Corp., “C”, 6.625%, 2015		925,000	666,000
LBI Media, Inc., 8.5%, 2017 (z)		940,000	253,800
LIN TV Corp., 6.5%, 2013		1,355,000	704,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)		1,550,000	108,500
Newport Television LLC, 13%, 2017 (n)(p)		1,815,000	51,047

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Nexstar Broadcasting Group, Inc., 7%, 2014	$426,000	$185,310
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)	1,287,428	334,678
Univision Communications, Inc., 9.75%, 2015 (n)(p)	2,430,000	230,243
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	58

		$5,672,763

Brokerage & Asset Managers - 0.4%
Janus Capital Group, Inc., 6.95%, 2017	$480,000	$237,948
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,495,000	418,600

		$656,548

Building - 1.2%
Associated Materials, Inc., 9.75%, 2012	$600,000	$474,000
Associated Materials, Inc., 11.25%, 2014	775,000	232,500
Building Materials Corp. of America, 7.75%, 2014	855,000	587,813
Nortek, Inc., 10%, 2013	780,000	325,650
Nortek, Inc., 8.5%, 2014	515,000	51,500
Ply Gem Industries, Inc., 9%, 2012	782,000	193,545
Ply Gem Industries, Inc., 11.75%, 2013	770,000	342,650

		$2,207,658

Business Services - 1.6%
First Data Corp., 9.875%, 2015	$1,665,000	$974,025
Iron Mountain, Inc., 6.625%, 2016	550,000	508,750
SunGard Data Systems, Inc., 9.125%, 2013	290,000	252,300
SunGard Data Systems, Inc., 10.25%, 2015	1,652,000	1,156,400

		$2,891,475

Cable TV - 4.7%
CCO Holdings LLC, 8.75%, 2013	$1,720,000	$1,436,200
Charter Communications, Inc., 8.375%, 2014 (n)	720,000	633,600
Charter Communications, Inc., 10.875%, 2014 (n)	365,000	354,050
CSC Holdings, Inc., 6.75%, 2012	1,265,000	1,217,563
CSC Holdings, Inc., 8.5%, 2014 (z)	545,000	536,825
CSC Holdings, Inc., 8.5%, 2015 (n)	380,000	371,450
DirectTV Holdings LLC, 7.625%, 2016	1,605,000	1,572,900
Mediacom LLC, 9.5%, 2013	480,000	448,800
Time Warner Cable, Inc., 8.75%, 2019	550,000	584,004
Videotron LTEE, 6.875%, 2014	205,000	193,725
Virgin Media, Inc., 9.125%, 2016	1,275,000	1,185,750

		$8,534,867

Chemicals - 2.1%
Innophos Holdings, Inc., 8.875%, 2014	$1,600,000	$1,312,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,500,000	1,222,500
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	930,000	147,076
Momentive Performance Materials, Inc., 11.5%, 2016	774,000	145,125
Nalco Co., 8.875%, 2013	1,065,000	1,022,400

		$3,849,101

Consumer Goods & Services - 3.3%
Corrections Corp. of America, 6.25%, 2013	$520,000	$497,900
GEO Group, Inc., 8.25%, 2013	805,000	746,638
Jarden Corp., 7.5%, 2017	1,315,000	1,058,575
KAR Holdings, Inc., 5.17%, 2014	525,000	246,750
KAR Holdings, Inc., 10%, 2015	1,120,000	487,200
Service Corp. International, 7.375%, 2014	700,000	651,000
Service Corp. International, 7%, 2017	2,190,000	1,861,500
Ticketmaster, 10.75%, 2016 (n)	775,000	527,000

		$6,076,563

Containers - 1.8%
Crown Americas LLC, 7.625%, 2013	$980,000	$983,675
Graham Packaging Holdings Co., 9.875%, 2014	1,365,000	880,425
Greif, Inc., 6.75%, 2017	1,005,000	912,038
Owens-Brockway Glass Container, Inc., 8.25%, 2013	545,000	547,725

		$3,323,863

Defense Electronics - 1.2%
L-3 Communications Corp., 6.125%, 2014	$1,525,000	$1,441,125
L-3 Communications Corp., 5.875%, 2015	715,000	663,163

		$2,104,288

Electronics - 0.5%
Avago Technologies Ltd., 11.875%, 2015	$455,000	$350,350
Flextronics International Ltd., 6.25%, 2014	380,000	321,100
Freescale Semiconductor, Inc., 8.875%, 2014	685,000	143,850
Spansion, Inc., 11.25%, 2016 (d)(n)	1,605,000	36,113

		$851,413

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 1.683%, 2012	$481,500	$228,847

Energy - Independent - 7.1%
Chaparral Energy, Inc., 8.875%, 2017	$1,890,000	$652,050
Chesapeake Energy Corp., 7%, 2014	644,000	566,720

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - continued
Chesapeake Energy Corp., 9.5%, 2015		$405,000	$393,863
Chesapeake Energy Corp., 6.375%, 2015		1,710,000	1,440,675
Forest Oil Corp., 8.5%, 2014 (n)		315,000	292,163
Forest Oil Corp., 7.25%, 2019		1,390,000	1,098,100
Forest Oil Corp., 7.25%, 2019 (n)		250,000	197,500
Hilcorp Energy I LP, 7.75%, 2015 (n)		300,000	219,000
Hilcorp Energy I LP, 9%, 2016 (n)		1,520,000	1,124,800
Mariner Energy, Inc., 8%, 2017		1,580,000	1,042,800
McMoRan Exploration Co., 11.875%, 2014		430,000	296,700
Newfield Exploration Co., 6.625%, 2014		725,000	656,125
OPTI Canada, Inc., 8.25%, 2014		2,270,000	1,015,825
Petrohawk Energy Corp., 10.5%, 2014 (n)		610,000	606,950
Plains Exploration & Production Co., 7%, 2017		1,820,000	1,446,900
Quicksilver Resources, Inc., 7.125%, 2016		2,265,000	1,075,875
SandRidge Energy, Inc., 8%, 2018 (n)		1,225,000	900,375

			$13,026,421

Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016		$950,000	$864,500
Marquee Holdings, Inc., 9.505%, 2014		750,000	525,000

			$1,389,500

Financial Institutions - 1.5%
GMAC LLC, 6.875%, 2011 (z)		$2,181,000	$1,549,862
GMAC LLC, 7%, 2012 (z)		560,000	386,803
GMAC LLC, 6.75%, 2014 (z)		975,000	566,612
GMAC LLC, 8%, 2031 (z)		609,000	293,026

			$2,796,303

Food & Beverages - 2.9%
ARAMARK Corp., 8.5%, 2015		$535,000	$492,200
B&G Foods, Inc., 8%, 2011		1,190,000	1,112,650
Dean Foods Co., 7%, 2016		1,705,000	1,619,750
Del Monte Corp., 6.75%, 2015		1,350,000	1,269,000
Michael Foods, Inc., 8%, 2013		950,000	845,500

			$5,339,100

Forest & Paper Products - 2.4%
Buckeye Technologies, Inc., 8%, 2010		$78,000	$74,490
Buckeye Technologies, Inc., 8.5%, 2013		1,895,000	1,658,125
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,135,000	1,049,875
Georgia-Pacific Corp., 8%, 2024		490,000	389,550
Graphic Packaging International Corp., 9.5%, 2013		740,000	529,100
Jefferson Smurfit Corp., 8.25%, 2012 (d)		555,000	69,375
JSG Funding PLC, 7.75%, 2015		150,000	88,125
Millar Western Forest Products Ltd., 7.75%, 2013		1,465,000	490,775
Smurfit-Stone Container Corp., 8%, 2017 (d)		787,000	94,440

			$4,443,855

Gaming & Lodging - 3.1%
Boyd Gaming Corp., 6.75%, 2014		$1,070,000	$620,600
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)		1,270,000	38,100
Harrah’s Operating Co., Inc., 10.75%, 2016		2,760,000	524,400
Harrah’s Operating Co., Inc., 10%, 2018 (z)		633,000	189,900
Host Hotels & Resorts, Inc., 7.125%, 2013		235,000	189,763
Host Hotels & Resorts, Inc., 6.75%, 2016		790,000	576,700
MGM Mirage, 8.5%, 2010		1,470,000	602,700
MGM Mirage, 8.375%, 2011		835,000	87,675
MGM Mirage, 5.875%, 2014		555,000	194,250
MGM Mirage, 7.5%, 2016		400,000	140,000
Pinnacle Entertainment, Inc., 8.75%, 2013		85,000	74,800
Pinnacle Entertainment, Inc., 7.5%, 2015		1,940,000	1,202,800
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		525,000	448,875
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		385,000	254,100
Station Casinos, Inc., 6%, 2012 (d)		440,000	110,000
Station Casinos, Inc., 6.5%, 2014 (d)		2,020,000	101,000
Station Casinos, Inc., 6.875%, 2016 (d)		2,495,000	124,750
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		3,230,000	258,400

			$5,738,813

Industrial - 1.6%
Baldor Electric Co., 8.625%, 2017		$465,000	$368,513
Blount International, Inc., 8.875%, 2012		675,000	636,188
JohnsonDiversey, Inc., 9.625%, 2012	EUR	455,000	483,610
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,645,000	1,488,725

			$2,977,036

Insurance - Property & Casualty - 0.2%
USI Holdings Corp., 9.75%, 2015 (z)		$990,000	$445,500

Machinery & Tools - 0.5%
Case New Holland, Inc., 7.125%, 2014		$1,175,000	$863,625

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2059	$2,575,000	$1,031,262
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	2,080,000	1,336,691

		$2,367,953

Medical & Health Technology & Services - 7.9%
Biomet, Inc., 10%, 2017	$895,000	$886,050
Biomet, Inc., 11.625%, 2017	575,000	507,438
Community Health Systems, Inc., 8.875%, 2015	1,690,000	1,597,050
Cooper Cos., Inc., 7.125%, 2015	370,000	333,925
DaVita, Inc., 7.25%, 2015	1,136,000	1,091,980
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)	595,000	618,800
HCA, Inc., 6.375%, 2015	1,550,000	1,015,250
HCA, Inc., 9.25%, 2016	4,060,000	3,694,600
Psychiatric Solutions, Inc., 7.75%, 2015	945,000	852,863
U.S. Oncology, Inc., 10.75%, 2014	2,150,000	1,978,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,195,000	1,063,550
Universal Hospital Services, Inc., FRN, 5.942%, 2015	290,000	210,250
VWR Funding, Inc., 10.25%, 2015 (p)	840,000	571,200

		$14,420,956

Metals & Mining - 4.8%
Arch Western Finance LLC, 6.75%, 2013	$1,145,000	$1,047,675
FMG Finance Ltd., 10.625%, 2016 (n)	2,140,000	1,797,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,985,000	2,790,975
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	500,000	411,250
Peabody Energy Corp., 5.875%, 2016	960,000	854,400
Peabody Energy Corp., 7.375%, 2016	1,310,000	1,296,900
Rio Tinto Finance USA Ltd., 5.875%, 2013	510,000	457,325

		$8,656,125

Municipals - 0.7%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$1,395,000	$1,250,729

Natural Gas - Distribution - 1.3%
AmeriGas Partners LP, 7.125%, 2016	$1,055,000	$991,700
Inergy LP, 6.875%, 2014	1,435,000	1,327,375

		$2,319,075

Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,000,000	$570,000
Atlas Pipeline Partners LP, 8.75%, 2018	905,000	506,800
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,525,000	1,461,813
El Paso Corp., 8.25%, 2016	815,000	762,025
El Paso Corp., 7.25%, 2018	530,000	450,500
Transcontinental Gas Pipe Line Corp., 7%, 2011	303,000	306,717
Williams Partners LP, 7.25%, 2017	935,000	794,750

		$4,852,605

Network & Telecom - 4.3%
Cincinnati Bell, Inc., 8.375%, 2014	$1,660,000	$1,560,400
Citizens Communications Co., 9.25%, 2011	1,531,000	1,553,965
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,047,200
Qwest Communications International, Inc., 7.25%, 2011	565,000	539,575
Qwest Corp., 7.875%, 2011	530,000	522,050
Qwest Corp., 8.875%, 2012	1,695,000	1,673,813
Windstream Corp., 8.625%, 2016	985,000	967,763

		$7,864,766

Printing & Publishing - 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$73,272	$35,574
American Media Operations, Inc., 14%, 2013 (p)(z)	755,635	360,249
Dex Media West LLC, 9.875%, 2013 (a)	975,000	195,000
Idearc, Inc., 8%, 2016 (d)	1,322,000	34,703
Nielsen Finance LLC, 10%, 2014	1,155,000	993,300
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	89,640
Quebecor World, Inc., 6.125%, 2013 (d)	800,000	14,000
Tribune Co., 5.25%, 2015 (d)	755,000	28,313

		$1,750,779

Retailers - 0.7%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$343,875
Rite Aid Corp., 7.5%, 2017	545,000	280,675
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	634,375

		$1,258,925

Specialty Stores - 0.5%
Payless ShoeSource, Inc., 8.25%, 2013	$1,055,000	$833,450

Telecommunications - Wireless - 2.4%
Crown Castle International Corp., 9%, 2015	$750,000	$751,875
MetroPCS Wireless, Inc., 9.25%, 2014	420,000	407,400
Nextel Communications, Inc., 6.875%, 2013	305,000	173,850
Sprint Nextel Corp., 8.375%, 2012	1,220,000	1,098,000
Sprint Nextel Corp., 8.75%, 2032	445,000	298,150
Sprint Nextel Corp., FRN, 1.631%, 2010	135,000	124,935

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	$1,580,000	$1,564,200

		$4,418,410

Tobacco - 0.7%
Altria Group, Inc., 9.7%, 2018	$1,120,000	$1,219,120

Transportation - Services - 0.6%
Hertz Corp., 8.875%, 2014	$1,855,000	$1,124,594

Utilities - Electric Power - 5.7%
AES Corp., 8%, 2017	$1,470,000	$1,260,525
Dynegy Holdings, Inc., 7.5%, 2015	940,000	641,550
Dynegy Holdings, Inc., 7.75%, 2019	480,000	312,000
Edison Mission Energy, 7%, 2017	1,080,000	788,400
Mirant Americas Generation LLC, 8.3%, 2011	800,000	776,000
Mirant North America LLC, 7.375%, 2013	505,000	457,025
NRG Energy, Inc., 7.375%, 2016	4,130,000	3,840,900
Reliant Energy, Inc., 7.875%, 2017	362,000	285,980
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	3,945,000	1,972,500

		$10,334,880

Total Bonds		$155,648,229

FLOATING RATE LOANS (g)(r) - 7.8%
Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$65,293	$29,310
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.74%, 2014	1,612,918	724,021

		$753,331

Automotive - 1.3%
Accuride Corp., Term Loan B, 8%, 2012	$136,626	$76,511
Federal-Mogul Corp., Term Loan B, 2.44%, 2015	1,193,527	574,171
Ford Motor Co., Term Loan B, 3.56%, 2013	2,253,180	1,073,390
General Motors, Term Loan B, 8%, 2013	1,577,988	652,892
Mark IV Industries, Inc., Second Lien Term Loan, 10.38%, 2011 (a)	982,733	14,741

		$2,391,705

Broadcasting - 0.4%
Gray Television, Inc., Term Loan, 2.54%, 2014 (o)	$524,440	$213,272
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,179,836	397,212
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	438,565	147,650

		$758,134

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$162,039	$113,103

Business Services - 0.6%
First Data Corp., Term Loan B-1, 3.27%, 2014	$1,554,568	$1,044,864

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$736,829	$600,822

Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.14%, 2013	$216,806	$152,848

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.24%, 2013	$451,049	$182,957

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (a)	$410,542	$296,958

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.81%, 2014	$1,601,789	$98,110

Industrial - 0.1%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$162,983	$121,178

Medical & Health Technology & Services - 1.1%
Community Health Systems, Inc., Term Loan, 2.76%, 2014	$53,204	$45,889
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	1,042,707	899,335
HCA, Inc., Term Loan B, 3.47%, 2012	1,329,279	1,129,223

		$2,074,447

Printing & Publishing - 0.5%
Nielsen Finance LLC, Term Loan B, 2.53%, 2013	$796,647	$618,729
Tribune Co., Incremental Term Loan, 5.25%, 2014 (d)	1,825,983	396,010

		$1,014,739

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$170,475	$168,462
LyondellBasell, Term Loan B-2, 7%, 2014 (o)	914,002	204,889
LyondellBasell, Term Loan B-3, 7%, 2014	170,391	90,023

		$463,374

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 2.75%, 2013 (o)	$592,955	$327,237

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Transportation - Services - 0.2%
Hertz Corp., Synthetic Letter of Credit, 2012 (o)	$75,845	$57,301
Hertz Corp., Term Loan, 2012 (o)	415,269	313,736

		$371,037

Utilities - Electric Power - 1.9%
Calpine Corp., DIP Term Loan, 4.09%, 2014 (o)	$1,553,419	$1,182,540
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	315,035	282,351
NRG Energy, Inc., Term Loan, 2.72%, 2013	591,229	529,889
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 4.03%, 2014	2,216,545	1,453,816

		$3,448,596

Total Floating Rate Loans		$14,213,440

COMMON STOCKS - 1.1%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	21	$0

Cable TV - 0.5%
Cablevision Systems Corp., “A”	13,700	$177,278
Comcast Corp., “A”	49,300	672,452
Time Warner Cable, Inc.	5,800	143,840

		$993,570

Energy - Integrated - 0.1%
Chevron Corp.	2,700	$181,548

Gaming & Lodging - 0.3%
MGM Mirage (a)	8,300	$19,339
Pinnacle Entertainment, Inc. (a)	65,200	459,008

		$478,347

Printing & Publishing - 0.0%
American Media, Inc. (a)	14,342	$30,693
Golden Books Family Entertainment, Inc. (a)	17,708	0

		$30,693

Telephone Services - 0.2%
Windstream Corp.	49,400	$398,164

Total Common Stocks		$2,082,322

PREFERRED STOCKS - 0.5%
Automotive - 0.1%
Preferred Blocker, Inc., 7% (z)	556	$110,696

Major Banks - 0.4%
Bank of America Corp., 8.625%	72,900	$761,805

Total Preferred Stocks		$872,501

CONVERTIBLE BONDS - 0.2%
Telephone Services - 0.2%
Virgin Media, Inc., 6.5%, 2016 (z)	$511,000	$274,663

Total Convertible Bonds		$274,663

MONEY MARKET FUNDS (v) - 3.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	5,999,631	$5,999,631

Total Investments		$179,090,786

OTHER ASSETS, LESS LIABILITIES - 1.7%		3,149,165

NET ASSETS - 100.0%		$182,239,951

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,331,817, representing 7.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 3.126%, 2011	10/13/06	$687,485	$148,222

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS High Yield Portfolio

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09	$44,682	$35,574
American Media Operations, Inc., 14%, 2013	1/29/09	383,635	360,249
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,126,920	130,000
Arbor Realty Mortgage Securities, CDO, FRN, 3.432%, 2038	12/20/05	640,937	25,637
Bonten Media Acquisition Co., 9%, 2015	5/22/07	837,125	115,404
CSC Holdings, Inc., 8.5%, 2014	1/08/09 -1/16/09	498,142	536,825
CWCapital Cobalt Ltd., CDO, “F”, FRN, 2.459%, 2050	4/12/06	500,000	20,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/16/09 - 2/03/09	601,500	618,800
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08 - 1/08/09	1,804,531	1,549,862
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	402,356	386,803
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014	2/09/09	643,525	566,612
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	362,403	293,026
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	718,685	189,900
LBI Media, Inc., 8.5%, 2017	7/18/07	924,490	253,800
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	1,488,905	108,500
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	428,120	110,696
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,001,425	445,500
Virgin Media, Inc., 6.5%, 2016	3/10/09 - 3/23/09	282,908	274,663
Wachovia Credit, CDO, FRN, 2.572%, 2026	6/08/06	376,000	15,040
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 9/12/06	1,665,413	1,564,200

Total Restricted Securities			$7,749,313
% of Net Assets			4.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,813,065	$170,247,028	$30,693	$179,090,786
Other Financial Instruments	$—	$(582,407)	$—	$(582,407)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	1	—
Net purchases (sales)	30,692	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$30,693	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$262,230,695

Gross unrealized appreciation	$1,071,087
Gross unrealized depreciation	(84,210,996)

Net unrealized appreciation (depreciation)	$(83,139,909)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	208,508	5/20/2009	$263,923	$277,021	$13,098

Depreciation
SELL	EUR	1,603,633	5/20/2009	$2,065,960	$2,130,567	$(64,607)

8

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

Swap Agreements at 3/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/12	USD	600,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(1)	$(530,898)
4/08/09	USD	1,295,000	Goldman Sachs International	—	(2)	0

						$(530,898)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Station Casinos, Inc., 6%, 4/01/12, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	18,853,706	(12,854,075)	5,999,631

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,135	$5,999,631

9

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.8%
Alcoholic Beverages - 2.4%
Companhia de Bebidas das Americas, ADR	29,680	$1,417,220
Pernod Ricard S.A. (l)	20,210	1,127,071

		$2,544,291

Apparel Manufacturers - 5.8%
Compagnie Financiere Richemont S.A.	64,516	$1,007,726
Li & Fung Ltd.	682,600	1,602,885
LVMH Moet Hennessy Louis Vuitton S.A.	42,310	2,658,316
Swatch Group Ltd.	6,712	810,770

		$6,079,697

Biotechnology - 0.9%
Actelion Ltd. (a)	20,886	$953,200

Broadcasting - 3.2%
Grupo Televisa S.A., ADR	82,240	$1,121,754
WPP Group PLC	391,834	2,208,131

		$3,329,885

Brokerage & Asset Managers - 3.1%
Deutsche Boerse AG	23,700	$1,428,917
IG Group Holdings PLC	192,070	482,974
Julius Baer Holding Ltd.	54,192	1,333,019

		$3,244,910

Business Services - 3.3%
Capita Group PLC	56,029	$545,468
Infosys Technologies Ltd., ADR	69,060	1,839,068
Intertek Group PLC	85,690	1,088,743

		$3,473,279

Computer Software - 1.3%
SAP AG	37,760	$1,338,480

Computer Software - Systems - 1.0%
Acer, Inc.	378,000	$570,993
NTT Data Corp.	187	512,703

		$1,083,696

Conglomerates - 2.2%
Keppel Corp. Ltd.	365,000	$1,215,823
Siemens AG	18,890	1,079,433

		$2,295,256

Consumer Goods & Services - 6.6%
AmorePacific Corp.	1,255	$553,443
Hengan International Group Co. Ltd.	284,000	1,141,408
Kao Corp.	24,000	470,578
Reckitt Benckiser Group PLC	78,020	2,931,892
Shiseido Co. Ltd.	63,000	922,948
Uni-Charm Corp.	15,100	920,041

		$6,940,310

Electrical Equipment - 2.3%
Keyence Corp.	5,730	$1,077,520
Schneider Electric S.A.	20,660	1,375,463

		$2,452,983

Electronics - 5.8%
ARM Holdings PLC	109,000	$160,309
Canon, Inc.	40,800	1,190,123
Hirose Electric Co. Ltd. (l)	5,800	561,820
Hoya Corp.	52,200	1,033,294
Samsung Electronics Co. Ltd.	3,133	1,293,964
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,571	1,848,810

		$6,088,320

Energy - Independent - 2.8%
INPEX Corp.	426	$2,939,415

Energy - Integrated - 6.6%
BG Group PLC	61,680	$933,691
OAO Gazprom, ADR	70,230	1,042,915
Petroleo Brasileiro S.A., ADR	36,660	1,117,030
TOTAL S.A.	78,020	3,879,377

		$6,973,013

Food & Beverages - 5.5%
Coca-Cola Hellenic Bottling Co. S.A.	38,023	$545,587
Groupe Danone	24,518	1,194,185
Nestle S.A.	118,714	4,013,103

		$5,752,875

Food & Drug Stores - 2.6%
Dairy Farm International Holdings Ltd.	245,700	$1,083,537
Lawson, Inc.	13,000	535,839
Tesco PLC	227,928	1,090,360

		$2,709,736

Insurance - 2.1%
AXA	87,480	$1,051,845
QBE Insurance Group Ltd.	81,810	1,100,019

		$2,151,864

Machinery & Tools - 0.6%
Assa Abloy AB, “B” (l)	72,410	$678,343

Major Banks - 1.6%
HSBC Holdings PLC	179,991	$1,020,127
Standard Chartered PLC	49,879	620,144

		$1,640,271

Medical Equipment - 4.5%
Alcon, Inc.	8,680	$789,099
Essilor International S.A.	18,640	720,664
Smith & Nephew PLC	91,307	565,971
Sonova Holding AG	13,712	828,767
Straumann Holding AG (l)	3,950	612,123
Synthes, Inc.	10,520	1,171,867

		$4,688,491

Metals & Mining - 2.4%
BHP Billiton PLC	124,250	$2,469,179

Network & Telecom - 1.9%
Nokia Oyj	99,870	$1,178,263
Research in Motion Ltd. (a)	18,250	786,028

		$1,964,291

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS International Growth Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.3%
Saipem S.p.A.			76,010	$1,353,224

Other Banks & Diversified Financials - 5.1%
Aeon Credit Service Co. Ltd.			133,900	$1,216,322
Bank Rakyat Indonesia			2,309,500	839,455
Housing Development Finance Corp. Ltd.			56,473	1,585,748
Itau Unibanco Banco Multiplo S.A., ADR			69,633	757,607
UBS AG (a)			95,748	900,030

				$5,299,162

Pharmaceuticals - 7.7%
Bayer AG			21,640	$1,035,033
Hisamitsu Pharmaceutical Co., Inc.			24,800	765,992
Merck KGaA			13,380	1,183,215
Novo Nordisk A/S, “B”			27,365	1,310,568
Roche Holding AG			20,780	2,851,477
Santen, Inc.			31,600	881,121

				$8,027,406

Specialty Chemicals - 4.7%
Akzo Nobel N.V.			35,320	$1,337,161
L’Air Liquide S.A.			15,215	1,238,046
Linde AG			19,740	1,342,276
Symrise AG			84,798	1,003,824

				$4,921,307

Specialty Stores - 1.2%
Industria de Diseno Textil S.A.			33,050	$1,288,765

Telecommunications - Wireless - 3.3%
America Movil S.A.B. de C.V., “L”, ADR			58,670	$1,588,784
Philippine Long Distance Telephone Co.			26,440	1,184,197
Rogers Communications, Inc., “B”			30,810	709,891

				$3,482,872

Telephone Services - 3.2%
China Unicom Ltd.			1,028,000	$1,077,145
Telefonica S.A.			115,020	2,295,290

				$3,372,435

Utilities - Electric Power - 1.8%
CEZ AS			29,480	$1,052,014
E.ON AG			31,176	866,101

				$1,918,115

Total Common Stocks				$101,455,071

	Strike Price	First Exercise
RIGHTS - 0.1%
Major Banks - 0.1%
HSBC Holdings PLC (1share for 1 right) (a)	£2.54	3/20/09	56,787	$114,888

MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			3,508,741	$3,508,741

COLLATERAL FOR SECURITIES LOANED - 1.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			1,065,690	$1,065,690

Total Investments				$106,144,390

OTHER ASSETS, LESS LIABILITIES - (1.3)%				(1,320,272)

NET ASSETS - 100.0%				$104,824,118

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$88,564,038	$17,580,352	$—	$106,144,390
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$131,334,589

Gross unrealized appreciation	$2,669,435
Gross unrealized depreciation	(27,859,634)

Net unrealized appreciation (depreciation)	$(25,190,199)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	8,767,923	(5,259,182)	3,508,741

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,281	$3,508,741

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

Switzerland	13.8%
United Kingdom	13.6%
France	12.6%
Japan	12.4%
Germany	8.9%
Spain	3.4%
India	3.3%
Brazil	3.1%
Mexico	2.6%
Other Countries	26.3%

3

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Alcoholic Beverages - 2.0%
Heineken N.V.	143,250	$4,072,889

Apparel Manufacturers - 1.0%
Compagnie Financiere Richemont S.A.	85,663	$1,338,038
Sanyo Shokai Ltd. (l)	243,400	777,467

		$2,115,505

Broadcasting - 4.2%
Fuji Television Network, Inc.	1,296	$1,455,899
Nippon Television Network Corp.	13,650	1,284,474
Vivendi S.A.	121,640	3,220,097
WPP Group PLC	446,600	2,516,758

		$8,477,228

Brokerage & Asset Managers - 1.6%
Daiwa Securities Group, Inc.	577,000	$2,553,929
Van Lanschot N.V. (l)	15,360	777,926

		$3,331,855

Business Services - 2.1%
Bunzl PLC	172,250	$1,350,691
USS Co. Ltd.	63,990	2,814,871

		$4,165,562

Computer Software - Systems - 1.5%
Fujitsu Ltd.	529,000	$1,990,041
Nomura Research, Inc.	61,800	967,795

		$2,957,836

Construction - 3.3%
CRH PLC	87,000	$1,874,609
Fletcher Building Ltd.	275,258	944,477
Geberit AG	32,387	2,910,648
Nexity International	44,351	948,688

		$6,678,422

Consumer Goods & Services - 4.3%
Henkel KGaA, IPS	100,800	$2,742,741
Kao Corp.	189,000	3,705,798
KOSE Corp.	115,400	2,158,695

		$8,607,234

Containers - 1.3%
Brambles Ltd.	663,700	$2,221,431
Smurfit Kappa Group PLC	232,047	424,218

		$2,645,649

Electrical Equipment - 3.8%
Legrand S.A.	217,880	$3,787,785
OMRON Corp.	162,700	1,930,859
Spectris PLC	338,460	1,954,698

		$7,673,342

Electronics - 6.1%
Konica Minolta Holdings, Inc.	369,500	$3,204,075
Samsung Electronics Co. Ltd.	9,758	4,030,164
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	417,340	3,735,193
Venture Corp. Ltd.	407,000	1,348,683

		$12,318,115

Energy - Independent - 0.7%
INPEX Corp.	204	$1,407,607

Energy - Integrated - 7.1%
Royal Dutch Shell PLC, “A”	208,400	$4,697,647
Statoil A.S.A.	161,830	2,863,246
TOTAL S.A.	138,280	6,875,676

		$14,436,569

Food & Beverages - 4.3%
Binggrae Co. Ltd.	14,140	$428,826
Nestle S.A.	211,697	7,156,374
Nong Shim Co. Ltd.	6,927	1,076,671

		$8,661,871

Forest & Paper Products - 0.5%
M-real Oyj, “B” (a)	371,450	$138,182
UPM-Kymmene Corp. (l)	146,080	844,256

		$982,438

General Merchandise - 0.3%
Daiei, Inc. (a)(l)	185,650	$566,412

Insurance - 5.8%
AEGON N.V.	196,320	$762,669
Allianz SE	12,260	1,030,419
Aviva PLC	380,580	1,180,888
Catlin Group Ltd.	283,066	1,271,272
Euler Hermes	15,212	502,235
Hiscox Ltd.	286,044	1,268,229
ING Groep N.V.	403,470	2,224,608
Jardine Lloyd Thompson Group PLC	209,960	1,321,030
Muenchener Ruckvers AG	18,310	2,233,188

		$11,794,538

Leisure & Toys - 1.0%
NAMCO BANDAI Holdings, Inc.	106,500	$1,063,333
Sankyo Co. Ltd.	23,000	995,538

		$2,058,871

Machinery & Tools - 2.5%
Assa Abloy AB, “B” (l)	348,370	$3,263,558
Glory Ltd.	99,200	1,768,057

		$5,031,615

Major Banks - 4.2%
Credit Agricole S.A.	265,498	$2,931,980
Royal Bank of Scotland Group PLC (a)	1,361,673	478,680
Sumitomo Mitsui Financial Group, Inc.	97,300	3,432,319
UniCredito Italiano S.p.A. (a)	1,025,310	1,691,886

		$8,534,865

Medical Equipment - 1.6%
Smith & Nephew PLC	362,630	$2,247,781
Straumann Holding AG (l)	5,740	889,516

		$3,137,297

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.2%
Nyrstar N.V.	124,126	$486,496

Network & Telecom - 1.4%
Nokia Oyj	242,480	$2,860,771

Oil Services - 0.3%
Fugro N.V.	17,402	$553,731

Other Banks & Diversified Financials - 5.8%
Anglo Irish Bank Corp. PLC	249,800	$0
Bangkok Bank Public Co. Ltd.	403,400	860,556
Chiba Bank Ltd.	204,000	1,017,574
Dah Sing Financial Holdings Ltd.	240,400	468,356
DNB Holding A.S.A.	645,760	2,906,794
Hachijuni Bank Ltd.	206,000	1,204,506
Itau Unibanco Banco Multiplo S.A., ADR	135,127	1,470,182
Joyo Bank Ltd.	208,000	966,634
Sapporo Hokuyo Holdings, Inc. (a)	231,500	654,197
Siam City Bank Public Co. Ltd.	3,354,800	700,001
SNS REAAL Groep N.V.	124,700	439,705
Unione di Banche Italiane ScpA	88,614	976,592

		$11,665,097

Pharmaceuticals - 9.8%
Daiichi Sankyo Co. Ltd.	108,200	$1,828,694
GlaxoSmithKline PLC	204,080	3,184,463
Hisamitsu Pharmaceutical Co., Inc.	18,900	583,760
Merck KGaA (l)	40,260	3,560,257
Novartis AG	18,200	688,796
Roche Holding AG	50,220	6,891,298
Sanofi-Aventis	55,400	3,119,356

		$19,856,624

Printing & Publishing - 1.5%
Reed Elsevier PLC	229,613	$1,650,596
Wolters Kluwer N.V.	81,360	1,319,839

		$2,970,435

Real Estate - 0.5%
Deutsche Wohnen AG (a)	63,760	$965,711

Specialty Chemicals - 0.7%
Clariant AG	131,315	$508,740
Symrise AG	85,140	1,007,872

		$1,516,612

Specialty Stores - 0.7%
Esprit Holdings Ltd.	191,200	$987,026
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”	65,410	344,139

		$1,331,165

Telecommunications - Wireless - 6.3%
America Movil S.A.B. de C.V., “L”, ADR	39,660	$1,073,993
KDDI Corp.	883	4,166,695
SmarTone Telecommunications Holdings Ltd.	783,000	458,651
Vodafone Group PLC	4,026,020	7,090,942

		$12,790,281

Telephone Services - 4.8%
China Unicom Ltd.	964,000	$1,010,086
Royal KPN N.V.	208,690	2,789,291
Telefonica S.A.	273,260	5,453,060
Virgin Media, Inc.	107,690	516,912

		$9,769,349

Tobacco - 1.5%
Japan Tobacco, Inc.	1,159	$3,095,255

Trucking - 3.6%
TNT N.V.	244,630	$4,186,199
Yamato Holdings Co. Ltd.	339,000	3,193,456

		$7,379,655

Utilities - Electric Power - 1.4%
E.ON AG	98,526	$2,737,153

Total Common Stocks		$197,634,055

	Strike Price	First Exercise
RIGHTS - 0.3%
Construction - 0.3%
CRH PLC (1 right for 1share) (a)	£8.40	3/4/09	27,791	$605,539

Major Banks - 0.0%
Royal Bank of Scotland
Group PLC (1 right for 1share) (a)	£0.32	3/17/09	583,574	$0

Total Rights				$605,539

COLLATERAL FOR SECURITIES LOANED - 2.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			4,685,755	$4,685,755

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value			2,333,301	$2,333,301

Total Investments				$205,258,650

OTHER ASSETS, LESS LIABILITIES - (1.5)%				(2,950,403)

NET ASSETS - 100.0%				$202,308,247

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$147,690,987	$57,567,663	$—	$205,258,650
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(59,992)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	59,992	—
Balance as of 3/31/09	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$323,813,375

Gross unrealized appreciation	$550,824
Gross unrealized depreciation	(119,105,549)

Net unrealized appreciation (depreciation)	$(118,554,725)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	16,628,355	(14,295,054)	2,333,301

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$531	$2,333,301

3

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

Japan	24.1%
United Kingdom	14.9%
France	10.6%
Switzerland	10.1%
Netherlands	8.5%
Germany	7.2%
Norway	2.8%
South Korea	2.7%
Spain	2.7%
Other Countries	16.4%

4

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.7%
United Technologies Corp.	119,020	$5,115,471

Alcoholic Beverages - 0.8%
Diageo PLC	136,010	$1,534,886

Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	37,590	$2,361,761
NIKE, Inc., “B”	67,660	3,172,577

		$5,534,338

Biotechnology - 2.5%
Genzyme Corp. (a)	79,740	$4,735,759

Broadcasting - 2.5%
Grupo Televisa S.A., ADR	90,940	$1,240,422
Omnicom Group, Inc.	144,820	3,388,788

		$4,629,210

Brokerage & Asset Managers - 1.9%
Charles Schwab Corp.	145,350	$2,252,925
Deutsche Boerse AG	20,900	1,260,100

		$3,513,025

Business Services - 11.1%
Accenture Ltd., “A”	167,050	$4,592,205
Amdocs Ltd. (a)	118,860	2,201,287
Automatic Data Processing, Inc.	35,650	1,253,454
Dun & Bradstreet Corp.	23,520	1,811,040
Fidelity National Information Services, Inc.	57,340	1,043,588
MasterCard, Inc., “A”	33,800	5,660,824
Visa, Inc., “A”	17,900	995,240
Western Union Co.	249,310	3,133,827

		$20,691,465

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	57,400	$1,308,146

Chemicals - 1.6%
3M Co.	58,190	$2,893,207

Computer Software - 5.0%
Microsoft Corp.	125,934	$2,313,408
Oracle Corp. (a)	348,590	6,299,021
VeriSign, Inc. (a)	41,210	777,633

		$9,390,062

Computer Software - Systems - 5.1%
Apple, Inc. (a)	26,530	$2,788,834
EMC Corp. (a)	159,280	1,815,792
Hewlett-Packard Co.	66,610	2,135,517
International Business Machines Corp.	29,590	2,866,975

		$9,607,118

Consumer Goods & Services - 4.1%
Colgate-Palmolive Co.	50,620	$2,985,568
Procter & Gamble Co.	99,501	4,685,502

		$7,671,070

Electrical Equipment - 5.1%
Danaher Corp.	79,690	$4,320,792
Rockwell Automation, Inc.	146,250	3,194,100
W.W. Grainger, Inc.	29,700	2,084,346

		$9,599,238

Electronics - 4.7%
Intersil Corp., “A”	61,330	$705,295
KLA-Tencor Corp.	79,120	1,582,400
National Semiconductor Corp.	194,010	1,992,483
Samsung Electronics Co. Ltd., GDR	9,811	2,003,897
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,901	2,442,464

		$8,726,539

Energy - Integrated - 4.7%
Chevron Corp.	51,290	$3,448,740
Exxon Mobil Corp.	13,880	945,228
Hess Corp.	30,870	1,673,154
Marathon Oil Corp.	106,680	2,804,617

		$8,871,739

Food & Beverages - 4.6%
Groupe Danone	27,119	$1,320,871
Nestle S.A.	50,303	1,700,483
PepsiCo, Inc.	106,540	5,484,679

		$8,506,033

Food & Drug Stores - 3.0%
CVS Caremark Corp.	202,325	$5,561,914

General Merchandise - 1.1%
Kohl’s Corp. (a)	24,280	$1,027,530
Target Corp.	32,210	1,107,702

		$2,135,232

Internet - 3.3%
eBay, Inc. (a)	88,360	$1,109,802
Google, Inc., “A” (a)	14,550	5,064,273

		$6,174,075

Major Banks - 2.8%
Bank of New York Mellon Corp.	84,684	$2,392,323
State Street Corp.	90,530	2,786,513

		$5,178,836

Medical & Health Technology & Services - 2.6%
Medco Health Solutions, Inc. (a)	34,580	$1,429,537
Patterson Cos., Inc. (a)	114,960	2,168,146
VCA Antech, Inc. (a)	54,470	1,228,299

		$4,825,982

Medical Equipment - 8.5%
DENTSPLY International, Inc.	110,490	$2,966,657
Medtronic, Inc.	175,210	5,163,439
Thermo Fisher Scientific, Inc. (a)	82,680	2,949,196
Waters Corp. (a)	83,810	3,096,780
Zimmer Holdings, Inc. (a)	47,520	1,734,480

		$15,910,552

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	26,820	$1,196,172

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	443,727	$7,441,302
Research in Motion Ltd. (a)	21,010	904,901

		$8,346,203

Oil Services - 2.4%
Halliburton Co.	176,120	$2,724,576
Noble Corp.	70,810	1,705,813

		$4,430,389

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	89,580	$1,329,367

Pharmaceuticals - 4.8%
Allergan, Inc.	61,450	$2,934,852
Johnson & Johnson	47,140	2,479,564
Merck KGaA (l)	22,200	1,963,182
Roche Holding AG	11,390	1,562,961

		$8,940,559

Specialty Chemicals - 0.7%
Praxair, Inc.	19,580	$1,317,538

Specialty Stores - 1.4%
Staples, Inc.	140,350	$2,541,739

Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., “L”, ADR	37,260	$1,009,001
Rogers Communications, Inc., “B”	40,560	925,985

		$1,934,986

Trucking - 0.7%
United Parcel Service, Inc., “B”	28,290	$1,392,434

Total Common Stocks		$183,543,284

MONEY MARKET FUNDS (v) - 1.6%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	2,931,248	$2,931,248

COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,486,845	$1,486,845

Total Investments		$187,961,377

OTHER ASSETS, LESS LIABILITIES - (0.6)%		(1,109,916)

NET ASSETS - 100.0%		$186,851,461

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$187,961,377	$—	$—	$187,961,377
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$255,847,166

Gross unrealized appreciation	$2,241,130
Gross unrealized depreciation	(70,126,919)

Net unrealized appreciation (depreciation)	$(67,885,789)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,901,808	10,843,113	(10,813,673)	2,931,248

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$2,239	$2,931,248

3

MFS® Blended Research Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 3.2%
Lockheed Martin Corp.	62,910	$4,342,672
Northrop Grumman Corp.	133,320	5,818,085
Precision Castparts Corp.	33,380	1,999,462
United Technologies Corp.	59,790	2,569,774

		$14,729,993

Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	47,100	$2,208,519

Automotive - 0.5%
Johnson Controls, Inc.	202,980	$2,435,760

Biotechnology - 2.2%
Amgen, Inc. (a)	110,830	$5,488,302
Genzyme Corp. (a)	32,600	1,936,114
Gilead Sciences, Inc. (a)	58,990	2,732,417

		$10,156,833

Broadcasting - 0.8%
Time Warner, Inc.	92,496	$1,785,173
Walt Disney Co.	107,630	1,954,561

		$3,739,734

Brokerage & Asset Managers - 0.5%
CME Group, Inc.	10,200	$2,513,178

Business Services - 1.3%
Accenture Ltd., “A”	99,850	$2,744,877
Visa, Inc., “A”	33,990	1,889,844
Western Union Co.	117,880	1,481,752

		$6,116,473

Cable TV - 1.4%
Comcast Corp., “A”	342,350	$4,669,654
Time Warner Cable, Inc.	71,353	1,769,554

		$6,439,208

Chemicals - 2.2%
3M Co.	87,360	$4,343,539
Ecolab, Inc.	65,850	2,286,971
PPG Industries, Inc.	99,100	3,656,790

		$10,287,300

Computer Software - 4.1%
McAfee, Inc. (a)	67,430	$2,258,905
Microsoft Corp.	464,730	8,537,090
Oracle Corp. (a)	379,130	6,850,879
VeriSign, Inc. (a)	78,440	1,480,163

		$19,127,037

Computer Software - Systems - 6.2%
Apple, Inc. (a)	67,160	$7,059,859
Computer Sciences Corp. (a)	49,500	1,823,580
EMC Corp. (a)	229,260	2,613,564
Hewlett-Packard Co.	236,410	7,579,305
International Business Machines Corp.	99,700	9,659,933

		$28,736,241

Construction - 0.9%
NVR, Inc. (a)	6,900	$2,951,475
Sherwin-Williams Co.	25,270	1,313,282

		$4,264,757

Consumer Goods & Services - 3.4%
Apollo Group, Inc., “A” (a)	55,900	$4,378,647
Avon Products, Inc.	89,400	1,719,162
Procter & Gamble Co.	199,930	9,414,704

		$15,512,513

Containers - 0.4%
Owens-Illinois, Inc. (a)	124,190	$1,793,304

Electrical Equipment - 2.4%
General Electric Co.	699,780	$7,074,776
Tyco Electronics Ltd.	194,630	2,148,715
WESCO International, Inc. (a)	89,560	1,622,827

		$10,846,318

Electronics - 3.3%
Applied Materials, Inc.	244,680	$2,630,310
Intel Corp.	685,170	10,311,809
National Semiconductor Corp.	204,430	2,099,496

		$15,041,615

Energy - Independent - 1.7%
Apache Corp.	89,320	$5,724,519
CONSOL Energy, Inc.	92,750	2,341,010

		$8,065,529

Energy - Integrated - 10.1%
Chevron Corp.	173,230	$11,647,985
Exxon Mobil Corp.	375,750	25,588,575
Hess Corp.	83,830	4,543,586
Marathon Oil Corp.	179,820	4,727,468

		$46,507,614

Food & Beverages - 4.8%
Archer Daniels Midland Co.	144,270	$4,007,821
Coca-Cola Co.	94,280	4,143,606
Coca-Cola Enterprises, Inc.	182,890	2,412,319
General Mills, Inc.	24,490	1,221,561
Pepsi Bottling Group, Inc.	240,870	5,332,862
PepsiCo, Inc.	98,560	5,073,869

		$22,192,038

Food & Drug Stores - 2.1%
CVS Caremark Corp.	176,510	$4,852,260
Kroger Co.	125,550	2,664,171
SUPERVALU, Inc.	152,650	2,179,842

		$9,696,273

General Merchandise - 2.7%
Family Dollar Stores, Inc.	93,640	$3,124,767
Wal-Mart Stores, Inc.	177,310	9,237,851

		$12,362,618

Health Maintenance Organizations - 1.7%
UnitedHealth Group, Inc.	215,780	$4,516,275
WellPoint, Inc. (a)	83,790	3,181,506

		$7,697,781

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - 2.7%
Aflac, Inc.	90,640	$1,754,790
MetLife, Inc.	115,050	2,619,689
Prudential Financial, Inc.	109,500	2,082,690
Travelers Cos., Inc.	147,510	5,994,806

		$12,451,975

Internet - 1.4%
Google, Inc., “A” (a)	18,150	$6,317,289

Leisure & Toys - 0.7%
Hasbro, Inc.	121,450	$3,044,752

Machinery & Tools - 1.5%
Dover Corp.	129,550	$3,417,529
Eaton Corp.	91,790	3,383,379

		$6,800,908

Major Banks - 6.9%
Bank of America Corp.	273,470	$1,865,065
Bank of New York Mellon Corp.	198,268	5,601,071
Goldman Sachs Group, Inc.	40,600	4,304,412
JPMorgan Chase & Co.	281,920	7,493,434
Morgan Stanley	129,650	2,952,131
PNC Financial Services Group, Inc.	80,810	2,366,925
State Street Corp.	86,630	2,666,471
Wells Fargo & Co.	326,100	4,643,664

		$31,893,173

Medical Equipment - 2.2%
Boston Scientific Corp. (a)	265,000	$2,106,750
Medtronic, Inc.	117,970	3,476,576
Thermo Fisher Scientific, Inc. (a)	57,760	2,060,299
Zimmer Holdings, Inc. (a)	73,250	2,673,625

		$10,317,250

Network & Telecom - 1.4%
Cisco Systems, Inc. (a)	390,940	$6,556,064

Oil Services - 1.8%
Halliburton Co.	129,470	$2,002,901
Nabors Industries Ltd. (a)	116,370	1,162,536
Noble Corp.	84,740	2,041,387
Schlumberger Ltd.	70,900	2,879,958

		$8,086,782

Other Banks & Diversified Financials - 0.4%
New York Community Bancorp, Inc.	182,950	$2,043,552

Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	182,670	$2,710,823

Pharmaceuticals - 7.9%
Abbott Laboratories	76,850	$3,665,745
Eli Lilly & Co.	72,810	2,432,582
Johnson & Johnson	175,010	9,205,526
Merck & Co., Inc.	210,930	5,642,378
Pfizer, Inc.	594,340	8,094,911
Schering-Plough Corp.	138,410	3,259,556
Wyeth	101,240	4,357,370

		$36,658,068

Railroad & Shipping - 0.8%
Union Pacific Corp.	93,350	$3,837,619

Real Estate - 0.5%
Equity Residential, REIT	116,850	$2,144,198

Restaurants - 1.3%
Darden Restaurants, Inc.	176,080	$6,032,501

Specialty Chemicals - 1.2%
Air Products & Chemicals, Inc.	27,800	$1,563,750
Praxair, Inc.	61,380	4,130,260

		$5,694,010

Specialty Stores - 1.2%
Home Depot, Inc.	126,130	$2,971,623
Staples, Inc.	144,820	2,622,690

		$5,594,313

Telephone Services - 3.6%
AT&T, Inc.	330,230	$8,321,796
Qwest Communications International, Inc.	542,120	1,854,050
Verizon Communications, Inc.	212,720	6,424,144

		$16,599,990

Tobacco - 1.8%
Altria Group, Inc.	218,240	$3,496,205
Philip Morris International, Inc.	140,280	4,991,162

		$8,487,367

Trucking - 1.3%
FedEx Corp.	62,100	$2,762,829
United Parcel Service, Inc., “B”	66,120	3,254,426

		$6,017,255

Utilities - Electric Power - 3.9%
Allegheny Energy, Inc.	67,970	$1,574,865
American Electric Power Co., Inc.	134,420	3,395,449
Edison International	143,730	4,140,861
FirstEnergy Corp.	51,510	1,988,286
FPL Group, Inc.	59,600	3,023,508
PG&E Corp.	45,830	1,751,623
Public Service Enterprise Group, Inc.	80,300	2,366,441

		$18,241,033

Total Common Stocks		$459,999,558

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,278,412	$2,278,412

Total Investments		$462,277,970

OTHER ASSETS, LESS LIABILITIES - 0.0%		20,069

NET ASSETS - 100.0%		$462,298,039

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

MFS	Blended Research Core Equity Portfolio
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$462,277,970	$—	$—	$462,277,970
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$650,237,601

Gross unrealized appreciation	$7,409,960
Gross unrealized depreciation	(195,369,591)

Net unrealized appreciation (depreciation)	$(187,959,631)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	21,968,341	(19,689,929)	2,278,412

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,683	$2,278,412

3

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.2%
Aerospace - 1.4%
Goodrich Corp.	6,410	$242,875
L-3 Communications Holdings, Inc.	1,070	72,546
Precision Castparts Corp.	900	53,910

		$369,331

Airlines - 0.5%
Copa Holdings S.A., “A”	4,690	$134,462

Alcoholic Beverages - 0.7%
Molson Coors Brewing Co.	5,610	$192,311

Biotechnology - 3.1%
Biogen Idec, Inc. (a)	4,370	$229,075
Celgene Corp. (a)	2,670	118,548
Genzyme Corp. (a)	8,120	482,247

		$829,870

Brokerage & Asset Managers - 3.2%
Charles Schwab Corp.	11,350	$175,925
Greenhill & Co., Inc.	1,590	117,422
IntercontinentalExchange, Inc. (a)	2,820	210,005
Lazard Ltd.	2,800	82,320
TD AMERITRADE Holding Corp. (a)	19,280	266,257

		$851,929

Business Services - 3.4%
Amdocs Ltd. (a)	12,010	$222,425
MasterCard, Inc., “A”	2,530	423,724
Visa, Inc., “A”	2,910	161,796
Western Union Co.	8,970	112,753

		$920,698

Chemicals - 1.5%
Ecolab, Inc.	11,830	$410,856

Computer Software - 8.5%
Adobe Systems, Inc. (a)	9,500	$203,205
Akamai Technologies, Inc. (a)	14,000	271,600
Citrix Systems, Inc. (a)	10,850	245,644
McAfee, Inc. (a)	11,210	375,535
MicroStrategy, Inc., “A” (a)	8,860	302,923
Parametric Technology Corp. (a)	7,860	78,443
VeriSign, Inc. (a)	42,550	802,919

		$2,280,269

Construction - 1.4%
Pulte Homes, Inc.	7,870	$86,019
Sherwin-Williams Co.	5,400	280,638

		$366,657

Consumer Goods & Services - 5.9%
Avon Products, Inc.	8,640	$166,147
Capella Education Co. (a)	4,700	249,100
DeVry, Inc.	6,570	316,543
Mead Johnson Nutrition Co., “A” (a)	2,490	71,886
New Oriental Education & Technology Group, Inc., ADR (a)	3,920	196,980
priceline.com, Inc. (a)	3,020	237,916
Strayer Education, Inc.	1,890	339,954

		$1,578,526

Electrical Equipment - 5.3%
AMETEK, Inc.	6,570	$205,444
Danaher Corp.	11,170	605,637
Mettler-Toledo International, Inc. (a)	3,230	165,796
Rockwell Automation, Inc.	12,300	268,632
W.W. Grainger, Inc.	2,300	161,414

		$1,406,923

Electronics - 7.2%
Atheros Communications, Inc. (a)	3,440	$50,430
Broadcom Corp., “A” (a)	5,860	117,083
Flextronics International Ltd. (a)	63,950	184,815
Hittite Microwave Corp. (a)	9,370	292,344
Linear Technology Corp.	13,680	314,366
Marvell Technology Group Ltd. (a)	35,190	322,340
MEMC Electronic Materials, Inc. (a)	11,490	189,470
National Semiconductor Corp.	33,110	340,040
Silicon Laboratories, Inc. (a)	4,710	124,344

		$1,935,232

Energy - Independent - 5.9%
Arena Resources, Inc. (a)	4,870	$124,088
Denbury Resources, Inc. (a)	14,150	210,269
EOG Resources, Inc.	3,660	200,422
Noble Energy, Inc.	5,900	317,892
Petrohawk Energy Corp. (a)	1,500	28,845
Plains Exploration & Production Co. (a)	16,160	278,437
Ultra Petroleum Corp. (a)	11,960	429,244

		$1,589,197

Engineering - Construction - 1.1%
Fluor Corp.	6,960	$240,468
Quanta Services, Inc. (a)	2,840	60,918

		$301,386

Entertainment - 1.6%
DreamWorks Animation, Inc., “A” (a)	14,610	$316,160
Liberty Media Corp. (a)	4,100	81,795
TiVo, Inc. (a)	5,470	38,509

		$436,464

Food & Beverages - 2.5%
Hain Celestial Group, Inc. (a)	1,890	$26,914
J.M. Smucker Co.	5,690	212,066
Pepsi Bottling Group, Inc.	19,390	429,295

		$668,275

Gaming & Lodging - 0.8%
International Game Technology	24,380	$224,784

General Merchandise - 1.8%
Kohl’s Corp. (a)	11,710	$495,567

Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd.	2,540	$96,596
Aspen Insurance Holdings Ltd.	9,470	212,696

		$309,292

Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	7,610	$138,426

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - continued
Hasbro, Inc.	7,990	$200,309
THQ, Inc. (a)	17,830	54,203

		$392,938

Machinery & Tools - 1.6%
Eaton Corp.	5,270	$194,252
Fastenal Co.	2,180	70,098
Roper Industries, Inc.	3,850	163,433

		$427,783

Major Banks - 0.4%
State Street Corp.	3,440	$105,883

Medical & Health Technology & Services - 4.3%
athenahealth, Inc. (a)	1,450	$34,960
Express Scripts, Inc. (a)	5,650	260,861
IDEXX Laboratories, Inc. (a)	12,970	448,503
Medco Health Solutions, Inc. (a)	9,940	410,920

		$1,155,244

Medical Equipment - 5.4%
Becton, Dickinson & Co.	3,650	$245,426
C.R. Bard, Inc.	4,970	396,208
DENTSPLY International, Inc.	4,240	113,844
Edwards Lifesciences Corp. (a)	2,170	131,567
St. Jude Medical, Inc. (a)	15,210	552,579

		$1,439,624

Natural Gas - Distribution - 0.5%
EQT Corp.	4,540	$142,238

Network & Telecom - 0.4%
Ciena Corp. (a)	13,450	$104,641

Oil Services - 3.9%
Exterran Holdings, Inc. (a)	10,100	$161,802
Noble Corp.	21,730	523,476
Smith International, Inc.	6,200	133,176
Transocean, Inc. (a)	3,650	214,766

		$1,033,220

Other Banks & Diversified Financials - 1.4%
Northern Trust Corp.	4,320	$258,422
People’s United Financial, Inc.	5,140	92,366
Redecard S.A.	1,000	12,092

		$362,880

Personal Computers & Peripherals - 1.6%
NetApp, Inc. (a)	13,820	$205,089
Nuance Communications, Inc. (a)	19,620	213,073

		$418,162

Pharmaceuticals - 1.7%
Allergan, Inc.	9,700	$463,272

Pollution Control - 0.6%
Republic Services, Inc.	9,460	$162,239

Precious Metals & Minerals - 0.2%
Agnico-Eagle Mines Ltd.	1,160	$66,027

Printing & Publishing - 0.2%
MSCI, Inc., “A” (a)	2,500	$42,275

Restaurants - 1.6%
Darden Restaurants, Inc.	9,370	$321,016
P.F. Chang’s China Bistro, Inc. (a)	4,790	109,595

		$430,611

Specialty Chemicals - 1.6%
Praxair, Inc.	6,440	$433,348

Specialty Stores - 6.9%
Abercrombie & Fitch Co., “A”	11,510	$273,938
Dick’s Sporting Goods, Inc. (a)	7,980	113,875
O’Reilly Automotive, Inc. (a)	6,810	238,418
PetSmart, Inc.	22,840	478,726
Ross Stores, Inc.	4,730	169,712
Staples, Inc.	17,280	312,941
Tiffany & Co.	12,660	272,950

		$1,860,560

Telephone Services - 1.5%
American Tower Corp., “A” (a)	13,450	$409,284

Tobacco - 1.1%
Lorillard, Inc.	4,600	$284,004

Trucking - 2.0%
Expeditors International of Washington, Inc.	2,000	$56,580
J.B. Hunt Transport Services, Inc.	5,940	143,213
Landstar System, Inc.	9,860	330,014

		$529,807

Utilities - Electric Power - 1.8%
Allegheny Energy, Inc.	5,900	$136,703
PPL Corp.	9,780	280,784
Progress Energy, Inc.	1,900	68,894

		$486,381

Total Common Stocks		$26,052,450

MONEY MARKET FUNDS (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	669,546	$669,546

Total Investments		$26,721,996

OTHER ASSETS, LESS LIABILITIES - 0.3%		71,252

NET ASSETS - 100.0%		$26,793,248

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$26,721,996	$—	$—	$26,721,996
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$33,515,579

Gross unrealized appreciation	$1,085,387
Gross unrealized depreciation	(7,878,970)

Net unrealized appreciation (depreciation)	$(6,793,583)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,128,681	(1,459,135)	669,546

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$144	$669,546

3

MFS® INVESTMENT MANAGEMENT

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.0%
Aerospace - 1.2%
Goodrich Corp.	1,340	$50,772
Precision Castparts Corp.	1,170	70,082

		$120,854

Airlines - 0.4%
UAL Corp. (a)	8,936	$40,032

Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	1,760	$60,332

Automotive - 0.5%
Johnson Controls, Inc.	4,510	$54,119

Biotechnology - 0.6%
Genzyme Corp. (a)	990	$58,795

Broadcasting - 0.9%
Omnicom Group, Inc.	3,720	$87,047

Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	590	$24,609
Charles Schwab Corp.	3,920	60,760
CME Group, Inc.	100	24,637
Deutsche Boerse AG	820	49,439
Invesco Ltd.	4,040	55,994
TD AMERITRADE Holding Corp. (a)	2,830	39,082

		$254,521

Business Services - 2.5%
Dun & Bradstreet Corp.	880	$67,760
MasterCard, Inc., “A”	540	90,439
Western Union Co.	6,970	87,613

		$245,812

Chemicals - 2.2%
Celanese Corp.	4,020	$53,747
PPG Industries, Inc.	4,570	168,633

		$222,380

Computer Software - 3.5%
Citrix Systems, Inc. (a)	1,850	$41,884
McAfee, Inc. (a)	3,360	112,560
MicroStrategy, Inc., “A” (a)	2,380	81,372
VeriSign, Inc. (a)	5,750	108,503

		$344,319

Construction - 3.9%
NVR, Inc. (a)	430	$183,933
Sherwin-Williams Co.	2,540	132,004
Stanley Works	1,770	51,542
Toll Brothers, Inc. (a)	1,460	26,514

		$393,993

Consumer Goods & Services - 2.9%
Avon Products, Inc.	3,272	$62,921
Clorox Co.	1,740	89,575
Mead Johnson Nutrition Co. (a)	4,870	140,597

		$293,093

Containers - 1.2%
Ball Corp.	780	$33,852
Crown Holdings, Inc. (a)	3,940	89,556

		$123,408

Electrical Equipment - 2.4%
AMETEK, Inc.	1,660	$51,908
Rockwell Automation, Inc.	4,150	90,636
W.W. Grainger, Inc.	1,370	96,147

		$238,691

Electronics - 3.0%
Agilent Technologies, Inc. (a)	9,900	$152,163
ASML Holding N.V.	1,630	28,541
National Semiconductor Corp.	11,910	122,316

		$303,020

Energy - Independent - 3.5%
CONSOL Energy, Inc.	1,240	$31,298
Newfield Exploration Co. (a)	1,200	27,240
Noble Energy, Inc.	2,350	126,618
Plains Exploration & Production Co. (a)	4,160	71,677
Ultra Petroleum Corp. (a)	2,440	87,572

		$344,405

Food & Beverages - 3.9%
Hain Celestial Group, Inc. (a)	1,520	$21,645
J.M. Smucker Co.	5,120	190,822
McCormick & Co., Inc.	1,600	47,312
Pepsi Bottling Group, Inc.	5,640	124,870

		$384,649

Food & Drug Stores - 0.5%
Kroger Co.	2,450	$51,989

Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd.	3,080	$24,671

General Merchandise - 0.8%
Macy’s, Inc.	9,010	$80,189

Insurance - 9.9%
Allied World Assurance Co. Holdings Ltd.	6,950	$264,309
Aon Corp.	2,460	100,417
Aspen Insurance Holdings Ltd.	11,800	265,028
Employers Holdings, Inc.	6,060	57,812
Endurance Specialty Holdings Ltd.	6,480	161,611
MetLife, Inc.	2,400	54,648
Prudential Financial, Inc.	2,350	44,697
W.R. Berkley Corp.	1,810	40,816

		$989,338

Leisure & Toys - 2.9%
Electronic Arts, Inc. (a)	6,410	$116,598
Hasbro, Inc.	6,930	173,735

		$290,333

Machinery & Tools - 1.3%
Eaton Corp.	2,350	$86,621

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Kennametal, Inc.	2,710	$43,929

		$130,550

Major Banks - 1.0%
PNC Financial Services Group, Inc.	2,280	$66,781
State Street Corp.	1,070	32,935

		$99,716

Medical & Health Technology & Services - 2.3%
DaVita, Inc. (a)	1,010	$44,390
IDEXX Laboratories, Inc. (a)	1,260	43,571
Laboratory Corp. of America Holdings (a)	810	47,377
LifePoint Hospitals, Inc. (a)	1,860	38,800
VCA Antech, Inc. (a)	2,330	52,542

		$226,680

Medical Equipment - 3.8%
Becton, Dickinson & Co.	1,140	$76,654
DENTSPLY International, Inc.	3,040	81,624
Waters Corp. (a)	4,620	170,709
Zimmer Holdings, Inc. (a)	1,440	52,560

		$381,547

Natural Gas - Distribution - 3.8%
EQT Corp.	2,460	$77,072
Questar Corp.	5,450	160,394
Sempra Energy	2,270	104,965
Spectra Energy Corp.	2,320	32,805

		$375,236

Natural Gas - Pipeline - 0.8%
Williams Cos., Inc.	6,780	$77,156

Network & Telecom - 1.3%
Ciena Corp. (a)	17,140	$133,349

Oil Services - 1.6%
Exterran Holdings, Inc. (a)	3,830	$61,357
Helmerich & Payne, Inc.	1,010	22,998
Noble Corp.	3,040	73,234

		$157,589

Other Banks & Diversified Financials - 3.6%
City National Corp.	1,560	$52,681
Discover Financial Services	5,570	35,147
New York Community Bancorp, Inc.	4,710	52,611
NewAlliance Bancshares, Inc.	6,500	76,310
People’s United Financial, Inc.	8,060	144,838

		$361,587

Personal Computers & Peripherals - 1.0%
NetApp, Inc. (a)	6,480	$96,163

Pharmaceuticals - 0.5%
Allergan, Inc.	1,140	$54,446

Pollution Control - 1.0%
Republic Services, Inc.	5,604	$96,109

Railroad & Shipping - 0.3%
Norfolk Southern Corp.	980	$33,075

Real Estate - 2.9%
Host Hotels & Resorts, Inc., REIT	13,150	$51,548
Kilroy Realty Corp., REIT	4,300	73,917
Mack-Cali Realty Corp., REIT	8,300	164,423

		$289,888

Restaurants - 2.0%
Darden Restaurants, Inc.	4,860	$166,504
P.F. Chang’s China Bistro, Inc. (a)	1,320	30,202

		$196,706

Specialty Chemicals - 2.2%
Air Products & Chemicals, Inc.	2,410	$135,563
Airgas, Inc.	1,500	50,715
RPM International, Inc.	2,590	32,971

		$219,249

Specialty Stores - 4.7%
Abercrombie & Fitch Co., “A”	2,860	$68,068
J. Crew Group, Inc. (a)	2,940	38,749
Nordstrom, Inc.	3,190	53,433
O’Reilly Automotive, Inc. (a)	2,150	75,272
PetSmart, Inc.	6,140	128,694
Staples, Inc.	2,910	52,700
Tiffany & Co.	2,410	51,960

		$468,876

Telecommunications - Wireless - 0.6%
Cellcom Israel Ltd.	2,640	$56,232

Telephone Services - 1.3%
Embarq Corp.	1,405	$53,179
Virgin Media, Inc.	5,010	24,048
Windstream Corp.	5,970	48,118

		$125,345

Tobacco - 1.4%
Lorillard, Inc.	2,280	$140,767

Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	1,180	$28,450
TNT N.V.	2,740	46,888

		$75,338

Utilities - Electric Power - 7.7%
AES Corp. (a)	4,350	$25,274
Allegheny Energy, Inc.	2,450	56,767
CMS Energy Corp.	12,440	147,290
DPL, Inc.	2,250	50,715
Northeast Utilities	7,950	171,641
NRG Energy, Inc. (a)	7,370	129,712
Progress Energy, Inc.	1,680	60,917
Xcel Energy, Inc.	6,930	129,106

		$771,422

Total Common Stocks		$9,573,016

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	229,926	$229,926

Total Investments		$9,802,942

OTHER ASSETS, LESS LIABILITIES - 1.7%		174,380

NET ASSETS - 100.0%		$9,977,322

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Value Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$9,802,942	$—	$—	$9,802,942
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$11,303,448

Gross unrealized appreciation	$367,443
Gross unrealized depreciation	(1,867,949)

Net unrealized appreciation (depreciation)	$(1,500,506)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,173,432	(943,506)	229,926

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$78	$229,926

4

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 54.3%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.22%, due 4/01/09	$16,541,000	$16,541,000

Computer Software - 3.2%
Hewlett-Packard Co., 0.32%, due 4/02/09 (t)	$7,279,000	$7,278,935
Hewlett-Packard Co., 0.3%, due 4/02/09 (t)	10,306,000	10,305,914

		$17,584,849

Financial Institutions - 4.6%
General Electric Capital Corp., 0.1%, due 4/01/09	$13,897,000	$13,897,000
Lloyd’s Bank PLC, 0.38%, due 4/02/09	11,100,000	11,099,883

		$24,996,883

Food & Beverages - 7.1%
Coca-Cola Co., 0.23%, due 6/22/09 (t)	$14,500,000	$14,492,404
Nestle Capital Corp., 0.15%, due 4/01/09 (t)	16,540,000	16,540,000
PepsiCo, Inc., 0.17%, due 4/13/09 (t)	7,849,000	7,848,555

		$38,880,959

Machinery & Tools - 0.4%
Deere & Co., 0.5%, due 6/01/09 (t)	$2,000,000	$1,998,306

Major Banks - 15.5%
Abbey National North America LLC, 0.22%, due 4/01/09	$16,541,000	$16,541,000
Bank of America Corp., 0.4%, due 4/06/09	17,293,000	17,292,039
JPMorgan Chase & Co., 0.12%, due 4/01/09	16,676,000	16,676,000
Societe Generale North America Inc., 0.28%, due 4/02/09	16,627,000	16,626,871
Wells Fargo & Co., 0.25%, due 4/06/09	17,347,000	17,346,398

		$84,482,308

Medical Equipment - 1.9%
Pfizer, Inc., 0.36%, due 6/11/09 (t)	$10,500,000	$10,492,545

Other Banks & Diversified Financials - 15.5%
Citigroup Funding, Inc., 0.4%, due 4/02/09	$16,627,000	$16,626,815
HSBC USA Inc., 0.25%, due 4/01/09	16,541,000	16,541,000
Nordea North America Inc., 0.43%, due 4/06/09	17,416,000	17,414,960
Rabobank USA Financial Corp., 0.62%, due 6/17/09	17,100,000	17,077,324
UBS Finance Delaware LLC, 1%, due 5/26/09	16,705,000	16,679,478

		$84,339,577

Pharmaceuticals - 3.1%
Johnson & Johnson, 0.2%, due 4/09/09 (t)	$17,089,000	$17,088,240

Total Commercial Paper, at Amortized Cost and Value		$296,404,667

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 21.3%
Fannie Mae, 0.58%, due 10/13/09	$27,900,000	$27,812,347
Farmer Mac, 0.01%, due 4/01/09	220,000	220,000
Farmer Mac, 0.15%, due 4/01/09	10,294,000	10,294,000
Federal Home Loan Bank, 0.01%, due 4/01/09	1,059,000	1,059,000
Federal Home Loan Bank, 0.39%, due 5/04/09	21,233,000	21,225,409
Federal Home Loan Bank, 0.45%, due 7/13/09	27,793,000	27,757,217
Freddie Mac, 0.5%, due 7/20/09	28,000,000	27,957,222

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$116,325,195

CERTIFICATES OF DEPOSIT - 5.3%
Major Banks - 5.3%
BNP Paribas, NY, 0.42%, due 4/06/09	$17,425,000	$17,425,000
Royal Bank of Canada, NY, 0.29%, due 4/08/09	11,702,000	11,702,000

Total Certificates of Deposit, at Amortized Cost and Value		$29,127,000

REPURCHASE AGREEMENTS - 20.3%
Bank of America Corp., 0.12%, dated 3/31/09, due 4/01/09, total to be received $21,732,072 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at$22,166,682 in a jointly traded account)	$21,732,000	$21,732,000
Goldman Sachs, 0.15%, dated 3/31/09, due 4/01/09, total to be received $55,136,230 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $56,238,786 in a jointly traded account)	55,136,000	55,136,000
Morgan Stanley, 0.17%, dated 3/31/09, due 4/01/09, total to be received $34,251,162 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $34,937,416 in a jointly traded account)	34,251,000	34,251,000

Total Repurchase Agreements, at Cost		$111,119,000

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Money Market Portfolio

Total Investments, at Amortized Cost and Value	$552,975,862

OTHER ASSETS, LESS LIABILITIES - (1.2)%	(6,467,859)

NET ASSETS - 100.0%	$546,508,003

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $552,975,862.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$552,975,862	$—	$552,975,862
Other Financial Instruments	$—	$—	$—	$—

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Airlines - 0.8%
Allegiant Travel Co. (a)	27,360	$1,243,785

Biotechnology - 0.2%
Nanosphere, Inc. (a)	61,360	$304,958

Brokerage & Asset Managers - 1.5%
BM&F Bovespa S.A.	272,600	$826,113
Intercontinental Exchange, Inc. (a)	9,330	694,804
KBW, Inc. (a)	20,380	414,732
Thomas Weisel Partners Group (a)	87,150	311,996

		$2,247,645

Business Services - 3.9%
ATA, Inc., ADR (a)	67,260	$289,217
Concur Technologies, Inc. (a)	92,560	1,776,226
Constant Contact, Inc. (a)	60,770	850,172
CoStar Group, Inc. (a)	50,090	1,515,223
Ultimate Software Group, Inc. (a)	82,560	1,424,986

		$5,855,824

Chemicals - 1.4%
Nalco Holding Co.	158,470	$2,071,203

Computer Software - 4.6%
ANSYS, Inc. (a)	48,860	$1,226,386
Blackboard, Inc. (a)	43,960	1,395,290
CommVault Systems, Inc. (a)	90,540	993,224
Guidance Software, Inc. (a)	108,650	443,292
Salesforce.com, Inc. (a)	39,120	1,280,398
SPSS, Inc. (a)	51,660	1,468,694

		$6,807,284

Computer Software - Systems - 0.8%
Deltek, Inc. (a)	82,820	$358,611
PROS Holdings, Inc. (a)	164,250	763,763

		$1,122,374

Construction - 2.9%
NVR, Inc. (a)	9,360	$4,003,740
Urbi Desarrollos Urbanos S.A. de C.V. (a)	289,150	253,938

		$4,257,678

Consumer Goods & Services - 6.0%
Capella Education Co. (a)	42,870	$2,272,110
Hengan International Group Co. Ltd.	166,000	667,161
Mead Johnson Nutrition Co., “A” (a)	38,530	1,112,361
New Oriental Education & Technology Group, Inc., ADR (a)	39,930	2,006,483
Strayer Education, Inc.	15,880	2,856,336

		$8,914,451

Electrical Equipment - 2.1%
Baldor Electric Co.	58,230	$843,753
Mettler-Toledo International, Inc. (a)	22,620	1,161,085
MSC Industrial Direct Co., Inc., “A”	36,920	1,147,104

		$3,151,942

Electronics - 8.5%
ARM Holdings PLC	1,656,250	$2,435,882
ASML Holding N.V.	118,600	2,076,686
Atheros Communications, Inc. (a)	62,860	921,528
Hittite Microwave Corp. (a)	78,440	2,447,328
Mellanox Technologies Ltd. (a)	25,860	215,414
MEMC Electronic Materials, Inc. (a)	125,200	2,064,548
Monolithic Power Systems, Inc. (a)	33,640	521,420
Silicon Laboratories, Inc. (a)	50,920	1,344,288
Stratasys, Inc. (a)	75,320	622,896

		$12,649,990

Energy - Independent - 4.1%
Arena Resources, Inc. (a)	59,270	$1,510,200
Continental Resources, Inc. (a)	86,750	1,839,968
Denbury Resources, Inc. (a)	109,850	1,632,371
EXCO Resources, Inc. (a)	110,660	1,106,600

		$6,089,139

Engineering - Construction - 3.7%
North American Energy Partners, Inc. (a)	409,820	$1,249,951
Quanta Services, Inc. (a)	110,074	2,361,087
Team, Inc. (a)	161,200	1,889,264

		$5,500,302

Food & Beverages - 0.7%
Hain Celestial Group, Inc. (a)	77,630	$1,105,451

Forest & Paper Products - 1.4%
Universal Forest Products, Inc.	75,730	$2,015,175

Gaming & Lodging - 1.3%
International Game Technology	211,250	$1,947,725

Health Maintenance Organizations - 1.1%
eHealth, Inc. (a)	85,480	$1,368,535
OdontoPrev S.A.	31,900	316,284

		$1,684,819

Internet - 3.5%
Dealertrack Holdings, Inc. (a)	118,860	$1,557,066
Omniture, Inc. (a)	129,190	1,704,016
TechTarget, Inc. (a)	359,100	861,840
Vocus, Inc. (a)	84,620	1,124,600

		$5,247,522

Machinery & Tools - 3.9%
Actuant Corp., “A”	82,100	$848,093
Albany International Corp.	68,000	615,400
Kennametal, Inc.	51,620	836,760
Polypore International, Inc. (a)	251,510	1,011,070
Ritchie Bros. Auctioneers, Inc.	100,290	1,864,391
United Rentals, Inc. (a)	149,800	630,658

		$5,806,372

Medical & Health Technology & Services - 8.8%
athenahealth, Inc. (a)	57,470	$1,385,602
Diagnosticos da America S.A. (a)	81,400	870,232
Genoptix, Inc. (a)	30,170	823,038
Healthcare Services Group, Inc.	63,315	947,826
IDEXX Laboratories, Inc. (a)	99,636	3,445,413
IPC The Hospitalist Co., Inc. (a)	83,500	1,589,005
Medassets, Inc. (a)	118,500	1,688,625

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
MWI Veterinary Supply, Inc. (a)			79,660	$2,268,717

				$13,018,458

Medical Equipment - 8.4%
ABIOMED, Inc. (a)			135,750	$665,175
AtriCure, Inc. (a)			51,800	66,304
Conceptus, Inc. (a)			130,550	1,533,963
DENTSPLY International, Inc.			80,280	2,155,518
Dexcom, Inc. (a)			275,810	1,141,853
Edwards Lifesciences Corp. (a)			18,610	1,128,324
Insulet Corp. (a)			100,540	412,214
Mindray Medical International Ltd., ADR			100,600	1,862,106
NxStage Medical, Inc. (a)			466,520	1,203,622
ResMed, Inc. (a)			66,250	2,341,275

				$12,510,354

Metals & Mining - 2.1%
Cameco Corp.			75,880	$1,302,860
Century Aluminum Co. (a)			134,320	283,415
Cliffs Natural Resources, Inc.			51,060	927,250
Freeport-McMoRan Copper & Gold, Inc.			16,300	621,193

				$3,134,718

Network & Telecom - 2.6%
Ciena Corp. (a)			292,350	$2,274,483
NICE Systems Ltd., ADR (a)			35,300	877,558
Polycom, Inc. (a)			47,750	734,873

				$3,886,914

Oil Services - 3.3%
Dresser-Rand Group, Inc. (a)			115,630	$2,555,423
Exterran Holdings, Inc. (a)			64,280	1,029,766
Helmerich & Payne, Inc.			44,620	1,015,997
Natural Gas Services Group, Inc. (a)			41,010	369,090

				$4,970,276

Other Banks & Diversified Financials - 3.3%
City National Corp.			33,020	$1,115,085
People’s United Financial, Inc.			79,850	1,434,905
Redecard S.A.			38,100	460,698
Signature Bank (a)			64,990	1,834,668

				$4,845,356

Personal Computers & Peripherals - 1.6%
Nuance Communications, Inc. (a)			222,665	$2,418,142

Pharmaceuticals - 1.0%
Cadence Pharmaceuticals, Inc. (a)			83,540	$783,605
Genomma Lab Internacional S.A., “B” (a)			543,100	284,107
Inspire Pharmaceuticals, Inc. (a)			108,650	441,119

				$1,508,831

Printing & Publishing - 1.8%
Morningstar, Inc. (a)			31,570	$1,078,116
MSCI, Inc., “A” (a)			91,680	1,550,309

				$2,628,425

Railroad & Shipping - 0.4%
Diana Shipping, Inc.			49,000	$577,710

Restaurants - 2.9%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)			285,040	$1,117,357
P.F. Chang’s China Bistro, Inc. (a)			91,400	2,091,232
Red Robin Gourmet Burgers, Inc. (a)			62,580	1,103,285

				$4,311,874

Special Products & Services - 0.9%
Heckmann Corp. (a)			260,310	$1,254,694

Specialty Stores - 7.3%
Abercrombie & Fitch Co., “A”			43,750	$1,041,250
Citi Trends, Inc. (a)			52,560	1,203,098
Ctrip.com International Ltd., ADR			47,130	1,291,362
Dufry South America Ltd., BDR			67,860	431,484
hhgregg, Inc. (a)			48,970	692,926
J. Crew Group, Inc. (a)			57,170	753,501
Lumber Liquidators, Inc. (a)			134,930	1,720,358
Monro Muffler Brake, Inc.			28,085	767,563
Tiffany & Co.			34,840	751,150
Zumiez, Inc. (a)			226,000	2,192,200

				$10,844,892

Trucking - 2.8%
J.B. Hunt Transport Services, Inc.			54,500	$1,313,995
Landstar System, Inc.			51,590	1,726,717
Old Dominion Freight Lines, Inc. (a)			50,010	1,174,735

				$4,215,447

Total Common Stocks				$148,149,730

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a) (z)	$6.57	5/08/07	50,440	$3,927

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			44,141	$44,141

Total Investments				$148,197,798

OTHER ASSETS, LESS LIABILITIES - 0.4%				574,185

NET ASSETS - 100.0%				$148,771,983

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS New Discovery Portfolio

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$3,927

% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$148,193,871	$3,927	$—	$148,197,798
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$199,209,874

Gross unrealized appreciation	$7,436,485
Gross unrealized depreciation	(58,448,561)

Net unrealized appreciation (depreciation)	$(51,012,076)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,169,712	(4,125,571)	44,141

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$140	$44,141

4

MFS INVESTMENT MANAGEMENT

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 0.7%
Lockheed Martin Corp.	12,750	$880,133

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	268,000	$629,319
LVMH Moet Hennessy Louis Vuitton S.A.	11,430	718,141
NIKE, Inc., “B”	29,780	1,396,384

		$2,743,844

Automotive - 0.5%
Bridgestone Corp.	45,700	$659,955

Biotechnology - 1.7%
Actelion Ltd. (a)	21,492	$980,857
Genzyme Corp. (a)	19,880	1,180,673

		$2,161,530

Broadcasting - 0.7%
WPP Group PLC	169,768	$956,706

Brokerage & Asset Managers - 0.9%
Invesco Ltd.	46,650	$646,569
Julius Baer Holding Ltd.	20,096	494,323

		$1,140,892

Business Services - 0.9%
MasterCard, Inc., “A”	4,700	$787,156
Mitsubishi Corp.	24,600	327,312

		$1,114,468

Computer Software - 1.2%
Adobe Systems, Inc. (a)	29,400	$628,866
VeriSign, Inc. (a)	50,250	948,218

		$1,577,084

Computer Software - Systems - 3.8%
Acer, Inc.	754,000	$1,138,965
Apple, Inc. (a)(s)	23,520	2,472,422
Hewlett-Packard Co.	42,730	1,369,924

		$4,981,311

Conglomerates - 3.1%
Keppel Corp. Ltd.	541,000	$1,802,083
Siemens AG	39,780	2,273,152

		$4,075,235

Construction - 2.2%
CRH PLC	19,080	$411,121
Geberit AG	6,879	618,222
Pulte Homes, Inc.	86,000	939,980
Sherwin-Williams Co.	17,100	888,687

		$2,858,010

Consumer Goods & Services - 2.3%
Colgate-Palmolive Co.	24,750	$1,459,755
Hengan International Group Co. Ltd.	156,000	626,971
Kimberly-Clark de Mexico S.A. de C.V., “A”	260,560	843,762

		$2,930,488

Electrical Equipment - 2.2%
Danaher Corp. (s)	51,860	$2,811,849

Electronics - 3.0%
ARM Holdings PLC	300	$441
Intel Corp.	107,410	1,616,521
Samsung Electronics Co. Ltd.	2,367	977,598
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	139,220	1,246,019

		$3,840,579

Energy - Independent - 1.5%
Anadarko Petroleum Corp.	8,280	$322,009
Galp Energia SGPS S.A., “B”	47,030	561,107
Tullow Oil PLC	87,433	1,007,389

		$1,890,505

Energy - Integrated - 9.0%
Chevron Corp. (s)	49,760	$3,345,862
Hess Corp.	17,730	960,966
Marathon Oil Corp.	63,980	1,682,034
Royal Dutch Shell PLC, “A”	118,740	2,676,577
TOTAL S.A.	59,400	2,953,538

		$11,618,977

Engineering - Construction - 1.2%
Fluor Corp.	30,560	$1,055,848
JGC Corp.	46,000	522,726

		$1,578,574

Food & Beverages - 5.3%
Coca-Cola Co.	40,650	$1,786,568
Groupe Danone	25,041	1,219,659
Nestle S.A.	70,857	2,395,306
PepsiCo, Inc.	28,620	1,473,358

		$6,874,891

Food & Drug Stores - 0.5%
Lawson, Inc.	15,000	$618,276

General Merchandise - 3.1%
Target Corp.	69,420	$2,387,354
Wal-Mart Stores, Inc.	30,990	1,614,579

		$4,001,933

Insurance - 5.4%
ACE Ltd.	28,260	$1,141,704
Aon Corp.	6,540	266,963
AXA	75,130	903,350
China Life Insurance	101,000	332,291
Chubb Corp.	29,920	1,266,214
MetLife, Inc.	33,470	762,112
QBE Insurance Group Ltd.	65,280	877,756
Samsung Fire & Marine Insurance Co. Ltd. (a)	2,896	336,541
Tokio Marine Holding, Inc.	14,000	345,644
Travelers Cos., Inc.	18,380	746,963

		$6,979,538

Internet - 1.3%
Google, Inc., “A” (a)	4,970	$1,729,858

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 1.9%
Assa Abloy AB, “B”	83,730	$784,389
Bucyrus International, Inc.	45,330	688,109
Deere & Co.	9,600	315,552
Glory Ltd.	40,400	720,056

		$2,508,106

Major Banks - 7.6%
Bank of New York Mellon Corp.	39,536	$1,116,892
BNP Paribas	25,000	1,033,651
Goldman Sachs Group, Inc.	4,370	463,307
Hang Seng Bank Ltd.	50,000	508,282
HSBC Holdings PLC	138,080	782,590
Industrial & Commercial Bank of China, “H”	972,000	505,401
Intesa Sanpaolo S.p.A.	445,554	1,226,843
JPMorgan Chase & Co.	63,080	1,676,666
State Street Corp.	24,910	766,730
Sumitomo Mitsui Financial Group, Inc.	35,700	1,259,340
Wells Fargo & Co.	40,460	576,150

		$9,915,852

Medical Equipment - 3.4%
Medtronic, Inc.	75,260	$2,217,912
Smith & Nephew PLC	94,763	587,393
Waters Corp. (a)	20,010	739,370
Zimmer Holdings, Inc. (a)	24,240	884,760

		$4,429,435

Metals & Mining - 1.5%
BHP Billiton PLC	66,230	$1,316,167
Cameco Corp.	38,810	666,368

		$1,982,535

Natural Gas - Distribution - 1.0%
Gaz de France	37,820	$1,298,902

Network & Telecom - 2.2%
Cisco Systems, Inc. (a)	102,110	$1,712,385
Corning, Inc.	41,100	545,397
Research in Motion Ltd. (a)	14,827	638,599

		$2,896,381

Oil Services - 2.4%
National Oilwell Varco, Inc. (a)	33,140	$951,449
Saipem S.p.A.	65,250	1,161,661
Schlumberger Ltd.	23,300	946,446

		$3,059,556

Other Banks & Diversified Financials - 2.3%
Itau Unibanco Banco Multiplo S.A., ADR	58,938	$641,245
Komercni Banka A.S.	3,774	376,181
UBS AG (a)	109,374	1,028,114
Unione di Banche Italiane ScpA	83,986	925,588

		$2,971,128

Pharmaceuticals - 6.6%
Allergan, Inc.	49,210	$2,350,270
Johnson & Johnson	29,410	1,546,966
Merck KGaA (l)	30,360	2,684,784
Roche Holding AG	14,820	2,033,633

		$8,615,653

Railroad & Shipping - 0.9%
East Japan Railway Co.	21,800	$1,134,212

Real Estate - 0.3%
Sun Hung Kai Properties Ltd.	38,000	$340,258

Specialty Chemicals - 1.5%
Akzo Nobel N.V.	20,690	$783,291
Linde AG	11,700	795,574
Praxair, Inc.	6,150	413,834

		$1,992,699

Specialty Stores - 2.9%
Abercrombie & Fitch Co., “A”	38,860	$924,868
Esprit Holdings Ltd.	160,300	827,512
Nordstrom, Inc.	35,930	601,828
Staples, Inc.	45,030	815,493
Tiffany & Co.	28,910	623,300

		$3,793,001

Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., “L”, ADR	29,310	$793,715
Rogers Communications, Inc., “B”	32,440	740,605
Vodafone Group PLC	995,250	1,752,912

		$3,287,232

Telephone Services - 3.8%
AT&T, Inc.	80,600	$2,031,120
China Unicom Ltd.	562,000	588,867
Telefonica S.A.	90,050	1,796,999
Virgin Media, Inc.	113,990	547,152

		$4,964,138

Tobacco - 0.6%
Japan Tobacco, Inc.	286	$763,799

Trucking - 1.2%
FedEx Corp.	20,380	$906,706
Yamato Holdings Co. Ltd.	70,000	659,416

		$1,566,122

Utilities - Electric Power - 3.7%
E.ON AG	49,598	$1,377,883
PG&E Corp.	36,210	1,383,946
PPL Corp.	44,540	1,278,743
Progress Energy, Inc.	10,720	388,707
Wisconsin Energy Corp.	7,430	305,893

		$4,735,172

Total Common Stocks		$128,278,817

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Global Research Portfolio

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
RIGHTS - 0.2%
Construction - 0.1%
CRH PLC (1 share for 1 right) (a)	£8.40	3/04/09	5,522	$120,319

Major Banks - 0.1%
HSBC Holdings PLC (1 share for 1 right) (a)	£2.54	3/20/09	57,916	$117,172

Total Rights				$237,491

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			874,218	$874,218

COLLATERAL FOR SECURITIES LOANED - 1.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			2,033,361	$2,033,361

Total Investments				$131,423,887

SECURITIES SOLD SHORT - (0.2)%
Potash Corporation of Saskatchewan, Inc. (a)			(3,900)	$(315,159)

OTHER ASSETS, LESS LIABILITIES - (1.1)%				(1,432,991)

NET ASSETS - 100.0%				$129,675,737

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2009, the value of securities pledged amounted to $389,026.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$117,641,533	$13,782,354	$—	$131,423,887
Short sales	$(315,159)	$—	$—	$(315,159)
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$172,177,172

Gross unrealized appreciation	$3,385,493
Gross unrealized depreciation	(44,138,778)

Net unrealized appreciation (depreciation)	$(40,753,285)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,634,117	(3,759,899)	874,218

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$156	$874,218

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	51.1%
United Kingdom	7.1%
France	6.3%
Switzerland	5.8%
Germany	5.5%
Japan	5.4%
Italy	2.6%
Taiwan	1.8%
Hong Kong	1.8%
Other Countries	12.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

MFS INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Alcoholic Beverages - 0.9%
Heineken N.V.	40,800	$1,160,027

Apparel Manufacturers - 2.4%
Li & Fung Ltd.	502,000	$1,178,799
LVMH Moet Hennessy Louis Vuitton S.A.	33,240	2,088,452

		$3,267,251

Automotive - 0.9%
Bridgestone Corp.	54,800	$791,369
Compagnie Generale des Etablissements Michelin	12,390	459,766

		$1,251,135

Biotechnology - 0.8%
Actelion Ltd. (a)	22,914	$1,045,754

Broadcasting - 2.1%
Grupo Televisa S.A., ADR	49,820	$679,545
WPP Group PLC	382,231	2,154,014

		$2,833,559

Brokerage & Asset Managers - 1.7%
Daiwa Securities Group, Inc.	206,000	$911,802
Deutsche Boerse AG	10,310	621,609
Julius Baer Holding Ltd.	31,102	765,050

		$2,298,461

Business Services - 0.8%
Mitsubishi Corp.	84,800	$1,128,296

Computer Software - 1.0%
SAP AG	39,710	$1,407,602

Computer Software - Systems - 1.7%
Acer, Inc.	819,000	$1,237,152
Cap Gemini S.A.	22,540	725,308
Nomura Research, Inc.	17,900	280,316

		$2,242,776

Conglomerates - 3.0%
Keppel Corp. Ltd.	547,000	$1,822,069
Siemens AG	39,400	2,251,438

		$4,073,507

Construction - 2.5%
Corporacion Moctezuma S.A. de C.V.	64,200	$86,114
CRH PLC	61,450	1,324,078
Duratex S.A., IPS	37,200	240,543
Geberit AG	16,836	1,513,066
Urbi Desarrollos Urbanos S.A. de C.V. (a)	194,850	171,121

		$3,334,922

Consumer Goods & Services - 2.0%
Hengan International Group Co. Ltd.	184,000	$739,504
Kimberly-Clark de Mexico S.A. de C.V., “A”	175,130	567,117
Reckitt Benckiser Group PLC	38,100	1,431,749

		$2,738,370

Electrical Equipment - 1.6%
LS Industrial Systems Co. Ltd.	8,450	$331,755
Schneider Electric S.A.	26,494	1,763,868

		$2,095,623

Electronics - 4.6%
ARM Holdings PLC	162,400	$238,845
ASML Holding N.V. (l)	18,485	327,865
Konica Minolta Holdings, Inc.	137,500	1,192,315
Ricoh Co. Ltd.	150,000	1,805,235
Samsung Electronics Co. Ltd.	3,435	1,418,694
Taiwan Semiconductor Manufacturing Co. Ltd.	838,000	1,276,028

		$6,258,982

Energy - Independent - 2.1%
CNOOC Ltd.	589,000	$583,635
INPEX Corp.	160	1,104,006
Nexen, Inc.	28,230	478,710
Tullow Oil PLC	60,874	701,381

		$2,867,732

Energy - Integrated - 9.1%
Eni S.p.A.	116,210	$2,257,278
Marathon Oil Corp.	22,270	585,478
OAO Gazprom, ADR	31,640	469,854
Petroleo Brasileiro S.A., ADR	29,110	886,982
Royal Dutch Shell PLC, “A”	150,850	3,400,384
Statoil A.S.A. (l)	24,700	437,015
TOTAL S.A.	85,610	4,256,774

		$12,293,765

Engineering - Construction - 0.7%
JGC Corp.	84,000	$954,544

Food & Beverages - 4.2%
Groupe Danone	36,036	$1,755,187
Nestle S.A.	117,517	3,972,638

		$5,727,825

Food & Drug Stores - 0.7%
Lawson, Inc.	23,600	$972,753

Insurance - 4.9%
AXA	135,070	$1,624,059
China Life Insurance	523,000	1,720,676
QBE Insurance Group Ltd.	66,540	894,698
Samsung Fire & Marine Insurance Co. Ltd. (a)	6,713	780,109
Tokio Marine Holding, Inc.	68,100	1,681,310

		$6,700,852

Machinery & Tools - 2.7%
Assa Abloy AB, “B” (l)	138,870	$1,300,945
Bucyrus International, Inc.	54,280	823,970
Glory Ltd.	85,700	1,527,445

		$3,652,360

Major Banks - 6.2%
Bank of China Ltd.	2,800,000	$928,444
BNP Paribas	54,289	2,244,635
DBS Group Holdings Ltd.	146,000	818,660

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Research International Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Hang Seng Bank Ltd.			15,500	$157,567
Intesa Sanpaolo S.p.A.			807,957	2,224,729
Standard Bank Group Ltd.			35,324	296,464
Sumitomo Mitsui Financial Group, Inc.			47,900	1,689,703

				$8,360,202

Medical Equipment - 0.7%
Smith & Nephew PLC			158,351	$981,547

Metals & Mining - 2.1%
BHP Billiton PLC			142,380	$2,829,471

Natural Gas - Distribution - 1.7%
Gaz de France			54,612	$1,875,611
Tokyo Gas Co. Ltd.			104,000	362,479

				$2,238,090

Oil Services - 0.4%
Saipem S.p.A.			32,910	$585,905

Other Banks & Diversified Financials - 7.2%
Aeon Credit Service Co. Ltd.			127,100	$1,154,552
Bank of Cyprus Public Co. Ltd.			240,342	731,239
Chiba Bank Ltd.			187,000	932,776
HDFC Bank Ltd., ADR			12,810	780,513
Itau Unibanco Banco Multiplo S.A., ADR			149,502	1,626,582
Redecard S.A.			40,500	489,719
Shizuoka Bank Ltd.			99,000	899,081
UBS AG (a)			129,614	1,218,369
Unione di Banche Italiane ScpA			173,228	1,909,100

				$9,741,931

Pharmaceuticals - 7.8%
Bayer AG			34,880	$1,668,296
Daiichi Sankyo Co. Ltd.			97,100	1,641,092
Merck KGaA (l)			25,930	2,293,032
Roche Holding AG			30,940	4,245,654
Santen, Inc.			23,400	652,476

				$10,500,550

Precious Metals & Minerals - 0.8%
Lihir Gold Ltd. (a)			220,806	$501,829
Paladin Resources Ltd. (a)(l)			260,827	616,644

				$1,118,473

Railroad & Shipping - 1.3%
East Japan Railway Co.			33,800	$1,758,548

Real Estate - 1.0%
Sun Hung Kai Properties Ltd.			148,000	$1,325,214

Specialty Chemicals - 4.2%
Akzo Nobel N.V.			79,480	$3,008,990
Linde AG			33,570	2,282,684
Symrise AG			35,711	422,741

				$5,714,415

Specialty Stores - 2.7%
Esprit Holdings Ltd.			133,900	$691,228
Industria de Diseno Textil S.A.			46,730	1,822,209
Kingfisher PLC			412,120	885,222
NEXT PLC			14,540	276,222

				$3,674,881

Telecommunications - Wireless - 4.4%
America Movil S.A.B. de C.V., “L”,
ADR			47,340	$1,281,967
KDDI Corp.			228	1,075,885
Rogers Communications, Inc., “B”			24,800	571,415
Vodafone Group PLC			1,731,340	3,049,372

				$5,978,639

Telephone Services - 2.6%
BCE, Inc.			27,770	$553,286
China Unicom Ltd.			650,000	681,074
Telefonica S.A.			117,660	2,347,973

				$3,582,333

Tobacco - 0.9%
Japan Tobacco, Inc.			443	$1,183,087

Trucking - 1.6%
TNT N.V.			30,200	$516,793
Yamato Holdings Co. Ltd.			177,000	1,667,380

				$2,184,173

Utilities - Electric Power - 3.0%
E.ON AG			117,515	$3,264,687
NTPC Ltd.			237,328	845,558

				$4,110,245

Total Common Stocks				$134,173,800

	Strike Price	First Exercise
RIGHTS - 0.2%
Construction - 0.2%
CRH PLC (1 share for 1 right) (a)	£8.40	3/04/09	14,557	$317,183

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			1,184,572	$1,184,572

COLLATERAL FOR SECURITIES LOANED - 1.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			2,158,335	$2,158,335

Total Investments				$137,833,890

OTHER ASSETS, LESS LIABILITIES - (1.7)%				(2,245,864)

NET ASSETS - 100.0%				$135,588,026

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$101,729,580	$36,104,310	$—	$137,833,890
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$194,661,796

Gross unrealized appreciation	$3,768,822
Gross unrealized depreciation	(60,596,728)

Net unrealized appreciation (depreciation)	$(56,827,906)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	11,698,287	(10,513,715)	1,184,572

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$811	$1,184,572

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

Japan	18.7%
France	12.4%
United Kingdom	11.8%
Germany	10.5%
Switzerland	9.4%
Italy	5.1%
Netherlands	3.7%
China	3.4%
Spain	3.1%
Other Countries	21.9%

4

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 92.3%
Aerospace - 0.4%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$70,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		40,000	10,200
TransDigm Group, Inc., 7.75%, 2014		30,000	27,975
Vought Aircraft Industries, Inc., 8%, 2011		160,000	62,400

			$171,075

Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014		$126,000	$78,741

Asset Backed & Securitized - 5.9%
Anthracite Ltd., CDO, 6%, 2037 (z)		$200,000	$20,000
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045 (z)		200,000	12,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)		250,000	110,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		162,537	157,661
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		124,288	123,223
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		3,533	3,310
Crest Ltd., CDO, 7%, 2040		270,000	36,450
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		250,000	248,654
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		265,000	229,530
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	132,500
Falcon Franchise Loan LLC, FRN, 3.548%, 2023 (i)(z)		564,632	30,208
Falcon Franchise Loan LLC, FRN, 4.334%, 2025 (i)(z)		632,509	45,920
First Union-Lehman Brothers Bank of America, FRN, 0.368%, 2035 (i)		2,672,023	42,799
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		102,004	101,965
GMAC LLC, FRN, 6.02%, 2033 (z)		350,000	259,092
Morgan Stanley Capital I, Inc., FRN, 0%, 2039 (i)(z)		2,475,499	54,659
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013 (z)		411,000	338,689
Salomon Brothers Mortgage Securities, Inc., FRN, 6.987%, 2032 (z)		530,129	494,684

			$2,441,344

Automotive - 1.1%
Accuride Corp., 8.5%, 2015		$35,000	$7,438
Allison Transmission, Inc., 11%, 2015 (n)		155,000	73,625
FCE Bank PLC, 7.125%, 2012	EUR	150,000	135,517
Ford Motor Credit Co. LLC, 9.75%, 2010		$100,000	82,265
Ford Motor Credit Co. LLC, 12%, 2015		100,000	75,781
General Motors Corp., 8.375%, 2033		37,000	4,440
Johnson Controls, Inc., 5.25%, 2011		60,000	58,130

			$437,196

Broadcasting - 1.3%
Allbritton Communications Co., 7.75%, 2012		$116,000	$42,920
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		85,000	5,950
Clear Channel Communications, 10.75%, 2016 (n)		30,000	5,475
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)		55,000	51,700
Lamar Media Corp., 6.625%, 2015		115,000	83,950
Lamar Media Corp., “C”, 6.625%, 2015		70,000	50,400
LBI Media, Inc., 8.5%, 2017 (z)		75,000	20,250
LIN TV Corp., 6.5%, 2013		95,000	49,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)		120,000	8,400
Newport Television LLC, 13%, 2017 (n)(p)		110,000	3,094
News America, Inc., 6.4%, 2035		220,000	162,985
Nexstar Broadcasting Group, Inc., 7%, 2014		30,000	13,050
Nexstar Broadcasting Group, Inc., 7%, 2014 (p)		89,198	23,188
Univision Communications, Inc., 9.75%, 2015 (n)(p)		175,000	16,581

			$537,343

Brokerage & Asset Managers - 0.1%
Janus Capital Group, Inc., 6.95%, 2017		$35,000	$17,350
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		180,000	18
Nuveen Investments, Inc., 10.5%, 2015 (n)		140,000	39,200

			$56,568

Building - 1.6%
Associated Materials, Inc., 11.25%, 2014		$50,000	$15,000
Building Materials Corp. of America, 7.75%, 2014		70,000	48,125
CRH PLC, 8.125%, 2018		320,000	249,510
Lafarge S.A., 6.15%, 2011		330,000	290,400
Nortek, Inc., 10%, 2013		50,000	20,875
Nortek, Inc., 8.5%, 2014		40,000	4,000
Ply Gem Industries, Inc., 9%, 2012		44,000	10,890
Ply Gem Industries, Inc., 11.75%, 2013		40,000	17,800

			$656,600

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Business Services - 0.3%
First Data Corp., 9.875%, 2015	$115,000	$67,275
SunGard Data Systems, Inc., 10.25%, 2015	106,000	74,200

		$141,475

Cable TV - 2.4%
CCO Holdings LLC, 8.75%, 2013	$140,000	$116,900
Charter Communications, Inc., 8.375%, 2014 (n)	50,000	44,000
Charter Communications, Inc., 10.875%, 2014 (n)	25,000	24,250
CSC Holdings, Inc., 6.75%, 2012	80,000	77,000
CSC Holdings, Inc., 8.5%, 2014 (z)	25,000	24,625
DirectTV Holdings LLC, 7.625%, 2016	110,000	107,800
Mediacom LLC, 9.5%, 2013	40,000	37,400
TCI Communications, Inc., 9.8%, 2012	245,000	262,623
Time Warner Cable, Inc., 8.25%, 2019	190,000	195,248
Videotron LTEE, 6.875%, 2014	15,000	14,175
Virgin Media, Inc., 9.125%, 2016	100,000	93,000

		$997,021

Chemicals - 1.3%
Innophos Holdings, Inc., 8.875%, 2014	$100,000	$82,000
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	70,000	11,070
Momentive Performance Materials, Inc., 11.5%, 2016	50,000	9,375
Nalco Co., 7.75%, 2011	90,000	88,650
Nalco Finance Holdings, Inc., 9%, 2014	115,000	103,500
Yara International A.S.A., 5.25%, 2014 (n)	310,000	260,487

		$555,082

Conglomerates - 0.5%
American Standard Cos., Inc., 7.625%, 2010	$225,000	$227,240

Construction - 0.6%
Lennar Corp., 5.125%, 2010	$270,000	$236,250

Consumer Goods & Services - 2.2%
Fortune Brands, Inc., 5.125%, 2011	$244,000	$239,469
Jarden Corp., 7.5%, 2017	65,000	52,325
KAR Holdings, Inc., 5.17%, 2014	35,000	16,450
KAR Holdings, Inc., 10%, 2015	60,000	26,100
Service Corp. International, 7%, 2017	135,000	114,750
Service Corp. International, 7.625%, 2018	107,000	92,020
Ticketmaster, 10.75%, 2016 (n)	40,000	27,200
Western Union Co., 5.4%, 2011	330,000	336,491

		$904,805

Containers - 0.9%
Graham Packaging Holdings Co., 9.875%, 2014	$100,000	$64,500
Greif, Inc., 6.75%, 2017	125,000	113,438
Owens-Brockway Glass Container, Inc., 8.25%, 2013	200,000	201,000

		$378,938

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$304,342
L-3 Communications Corp., 5.875%, 2015	75,000	69,563

		$373,905

Electronics - 0.2%
Avago Technologies Ltd., 11.875%, 2015	$40,000	$30,800
Flextronics International Ltd., 6.25%, 2014	60,000	50,700
Freescale Semiconductor, Inc., 8.875%, 2014	50,000	10,500
Spansion, Inc., 11.25%, 2016 (d)(n)	65,000	1,463

		$93,463

Emerging Market Quasi-Sovereign - 2.0%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$100,000	$95,125
Corporacion Nacional del Cobrede Chile, 4.75%, 2014	124,000	122,940
Korea Development Bank, 8%, 2014	102,000	104,925
National Power Corp., FRN, 5.5%, 2011	93,000	92,117
Pemex Project Funding Master Trust, 5.75%, 2018	155,000	129,425
Petroleos Mexicanos, 8%, 2019 (n)	53,000	51,675
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	235,968

		$832,175

Emerging Market Sovereign - 1.5%
Federative Republic of Brazil, 8%, 2018	$32,000	$34,912
Republic of Argentina, FRN, 1.683%, 2012	84,450	40,137
Republic of Colombia, 7.375%, 2017	258,000	261,096
Republic of Panama, 7.25%, 2015	103,000	105,060
Republic of Philippines, 9.375%, 2017	66,000	76,890
Republic of Uruguay, 8%, 2022	100,000	90,180

		$608,275

Energy - Independent - 2.7%
Chaparral Energy, Inc., 8.875%, 2017	$95,000	$32,775
Chesapeake Energy Corp., 6.375%, 2015	125,000	105,313
Forest Oil Corp., 8.5%, 2014 (n)	30,000	27,825

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Forest Oil Corp., 7.25%, 2019	$105,000	$82,950
Hilcorp Energy I LP, 7.75%, 2015 (n)	105,000	76,650
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	85,100
Mariner Energy, Inc., 8%, 2017	105,000	69,300
McMoRan Exploration Co., 11.875%, 2014	30,000	20,700
Newfield Exploration Co., 6.625%, 2014	60,000	54,300
Newfield Exploration Co., 6.625%, 2016	25,000	22,375
Nexen, Inc., 6.4%, 2037	280,000	198,595
OPTI Canada, Inc., 8.25%, 2014	155,000	69,363
Petrohawk Energy Corp., 10.5%, 2014 (n)	40,000	39,800
Plains Exploration & Production Co., 7%, 2017	125,000	99,375
Quicksilver Resources, Inc., 7.125%, 2016	160,000	76,000
SandRidge Energy, Inc., 8%, 2018 (n)	80,000	58,800

		$1,119,221

Energy - Integrated - 1.8%
ConocoPhillips, 5.75%, 2019	$320,000	$322,121
Hess Corp., 8.125%, 2019	60,000	61,852
Petrobras International Finance Co., 7.875%, 2019	100,000	103,620
Shell International Finance, 4%, 2014	260,000	263,648

		$751,241

Entertainment - 0.3%
AMC Entertainment, Inc., 11%, 2016	$65,000	$59,150
Marquee Holdings, Inc., 9.505%, 2014	55,000	38,500
Time Warner, Inc., 6.5%, 2036	20,000	16,450

		$114,100

Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 1.3%, 2012	$170,000	$136,882
GMAC LLC, 6.875%, 2011 (z)	105,000	74,615
GMAC LLC, 7%, 2012 (z)	35,000	24,175
GMAC LLC, 6.75%, 2014 (z)	65,000	37,774
GMAC LLC, 8%, 2031 (z)	41,000	19,728
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	300,000	45,263
ORIX Corp., 5.48%, 2011	200,000	136,276

		$474,713

Food & Beverages - 3.0%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$220,000	$219,362
ARAMARK Corp., 8.5%, 2015	50,000	46,000
B&G Foods, Inc., 8%, 2011	80,000	74,800
Dean Foods Co., 7%, 2016	105,000	99,750
Del Monte Corp., 6.75%, 2015	90,000	84,600
General Mills, Inc., 5.65%, 2019	50,000	50,903
Kraft Foods, Inc., 6.125%, 2018	170,000	170,407
Michael Foods, Inc., 8%, 2013	110,000	97,900
Miller Brewing Co., 5.5%, 2013 (n)	330,000	317,841
Tyson Foods, Inc., 7.85%, 2016	120,000	103,380

		$1,264,943

Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017	$43,000	$41,932
CVS Caremark Corp., 6.6%, 2019	40,000	40,317

		$82,249

Forest & Paper Products - 1.2%
Buckeye Technologies, Inc., 8%, 2010	$7,000	$6,685
Buckeye Technologies, Inc., 8.5%, 2013	240,000	210,000
Georgia-Pacific Corp., 7.125%, 2017 (n)	60,000	55,500
Georgia-Pacific Corp., 8%, 2024	35,000	27,825
Graphic Packaging International Corp., 9.5%, 2013	40,000	28,600
Jefferson Smurfit Corp., 8.25%, 2012 (d)	40,000	5,000
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	41,875
NewPage Holding Corp., 10%, 2012	50,000	17,375
Smurfit-Stone Container Corp., 8%, 2017 (d)	39,000	4,680
Stora Enso Oyj, 6.404%, 2016 (n)	160,000	89,600

		$487,140

Gaming & Lodging - 1.1%
Boyd Gaming Corp., 6.75%, 2014	$65,000	$37,700
Firekeepers Development Authority, 13.875%, 2015 (z)	65,000	39,650
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	95,000	2,850
Harrah’s Operating Co., Inc., 10.75%, 2016	196,000	37,240
Harrah’s Operating Co., Inc., 10%, 2018 (z)	44,000	13,200
Host Hotels & Resorts, Inc., 7.125%, 2013	45,000	36,338
Host Hotels & Resorts, Inc., 6.75%, 2016	30,000	21,900
MGM Mirage, 8.5%, 2010	25,000	10,250
MGM Mirage, 8.375%, 2011	60,000	6,300
MGM Mirage, 7.5%, 2016	30,000	10,500
Pinnacle Entertainment, Inc., 8.75%, 2013	5,000	4,400
Pinnacle Entertainment, Inc., 7.5%, 2015	140,000	86,800
Scientific Games Corp., 6.25%, 2012	65,000	56,875
Station Casinos, Inc., 6%, 2012 (d)	50,000	12,500
Station Casinos, Inc., 6.5%, 2014 (d)	150,000	7,500
Station Casinos, Inc., 6.875%, 2016 (d)	140,000	7,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	245,000	19,600

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016		$90,000	$45,859

			$456,462

Industrial - 1.0%
Baldor Electric Co., 8.625%, 2017		$30,000	$23,775
Blount International, Inc., 8.875%, 2012		50,000	47,125
JohnsonDiversey, Inc., 9.625%, 2012	EUR	35,000	37,201
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$165,000	149,325
Steelcase, Inc., 6.5%, 2011		146,000	144,613

			$402,039

Insurance - 0.8%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$177,926
ING Groep N.V., 5.775% to 2015, FRN to 2049		$490,000	134,750

			$312,676

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$375,000	$311,879
USI Holdings Corp., 9.75%, 2015 (z)		75,000	33,750

			$345,629

International Market Quasi-Sovereign - 1.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	120,000	$102,280
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	236,933
ING Bank N.V., 3.9%, 2014 (z)		190,000	191,277

			$530,490

International Market Sovereign - 18.9%
Commonwealth of Australia, 6.25%, 2014	AUD	176,000	$135,508
Federal Republic of Germany, 5.25%, 2010	EUR	242,000	338,173
Federal Republic of Germany, 3.75%, 2015	EUR	309,000	439,497
Federal Republic of Germany, 4.25%, 2018	EUR	202,000	297,230
Federal Republic of Germany, 6.25%, 2030	EUR	154,000	265,353
Government of Canada, 4.5%, 2015	CAD	203,000	184,561
Government of Canada, 5.75%, 2033	CAD	53,000	56,266
Government of Japan, 1.5%, 2012	JPY	23,000,000	239,175
Government of Japan, 1.3%, 2014	JPY	49,000,000	506,788
Government of Japan, 1.7%, 2017	JPY	69,000,000	729,715
Government of Japan, 2.2%, 2027	JPY	22,000,000	231,973
Government of Japan, 2.4%, 2037	JPY	23,000,000	248,688
Kingdom of Belgium, 5.5%, 2017	EUR	136,000	202,517
Kingdom of Denmark, 4%, 2015	DKK	417,000	77,632
Kingdom of Netherlands, 3.75%, 2014	EUR	185,000	256,852
Kingdom of Spain, 5.35%, 2011	EUR	574,000	824,487
Kingdom of Sweden, 4.5%, 2015	SEK	730,000	99,074
Republic of Austria, 4.65%, 2018	EUR	187,000	262,026
Republic of France, 4.75%, 2012	EUR	150,000	216,060
Republic of France, 6%, 2025	EUR	124,000	202,857
Republic of France, 4.75%, 2035	EUR	207,000	299,062
Republic of Ireland, 4.6%, 2016	EUR	196,000	254,130
Republic of Italy, 4.75%, 2013	EUR	313,000	443,028
Republic of Italy, 5.25%, 2017	EUR	304,000	443,424
United Kingdom Treasury, 8%, 2015	GBP	161,000	307,228
United Kingdom Treasury, 8%, 2021	GBP	86,000	180,333
United Kingdom Treasury, 4.25%, 2036	GBP	98,000	141,607

			$7,883,244

Machinery & Tools - 0.6%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$193,341
Case New Holland, Inc., 7.125%, 2014		90,000	66,150

			$259,491

Major Banks - 1.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$101,195
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	44,326
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	51,142
Goldman Sachs Group, Inc., 7.5%, 2019		73,000	72,840
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	64,567
Natixis S.A., 10% to 2018, FRN to 2049 (n)		200,000	40,751
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	101,430
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	81,649

			$557,900

Medical & Health Technology & Services - 4.1%
Biomet, Inc., 10%, 2017		$60,000	$59,400
Biomet, Inc., 11.625%, 2017		85,000	75,013
Cardinal Health, Inc., 5.8%, 2016		201,000	184,621
Community Health Systems, Inc., 8.875%, 2015		185,000	174,825
Cooper Cos., Inc., 7.125%, 2015		55,000	49,638
DaVita, Inc., 6.625%, 2013		33,000	32,010
DaVita, Inc., 7.25%, 2015		134,000	128,808
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)		35,000	36,400
HCA, Inc., 6.375%, 2015		60,000	39,300
HCA, Inc., 9.25%, 2016		220,000	200,200
Hospira, Inc., 5.55%, 2012		110,000	111,390
Hospira, Inc., 6.05%, 2017		100,000	89,249
McKesson Corp., 5.7%, 2017		90,000	85,172
Owens & Minor, Inc., 6.35%, 2016		170,000	152,884
Psychiatric Solutions, Inc., 7.75%, 2015		75,000	67,688
U.S. Oncology, Inc., 10.75%, 2014		120,000	110,400

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., 8.5%, 2015 (p)	$75,000	$66,750
Universal Hospital Services, Inc., FRN, 5.942%, 2015	20,000	14,500
VWR Funding, Inc., 10.25%, 2015 (p)	65,000	44,200

		$1,722,448

Medical Equipment - 0.6%
Pfizer, Inc., 6.2%, 2019	$250,000	$266,430

Metals & Mining - 1.7%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$86,925
BHP Billiton Finance Ltd., 6.5%, 2019	60,000	60,788
FMG Finance Ltd., 10.625%, 2016 (n)	185,000	155,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	150,000	140,250
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	55,000	45,238
Peabody Energy Corp., 7.375%, 2016	40,000	39,600
Peabody Energy Corp., “B”, 6.875%, 2013	160,000	156,000
Rio Tinto Finance USA Ltd., 5.875%, 2013	40,000	35,869

		$720,070

Mortgage Backed - 1.2%
Fannie Mae, 6.5%, 2032	$197,665	$209,801
Fannie Mae, 5.5%, 2034	289,843	302,093

		$511,894

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$100,000	$94,000
Inergy LP, 6.875%, 2014	85,000	78,625

		$172,625

Natural Gas - Pipeline - 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$50,000	$28,500
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	36,400
CenterPoint Energy, Inc., 7.875%, 2013	228,000	233,433
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	155,000	148,578
El Paso Corp., 8.25%, 2016	55,000	51,425
El Paso Corp., 7.25%, 2018	65,000	55,250
Kinder Morgan Energy Partners LP, 6%, 2017	200,000	187,836
Kinder Morgan Finance Corp., 5.35%, 2011	362,000	345,710
Spectra Energy Capital LLC, 8%, 2019	164,000	164,919
Williams Partners LP, 7.25%, 2017	65,000	55,250

		$1,307,301

Network & Telecom - 3.3%
AT&T, Inc., 5.8%, 2019	$150,000	$146,840
Cincinnati Bell, Inc., 8.375%, 2014	120,000	112,800
Citizens Communications Co., 9.25%, 2011	63,000	63,945
Deutsche Telekom International Finance B.V., 8.5%, 2010	137,000	143,108
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	107,525
Qwest Communications International, Inc., 7.25%, 2011	40,000	38,200
Qwest Corp., 8.875%, 2012	70,000	69,125
Qwest Corp., 7.5%, 2014	140,000	127,400
Telecom Italia Capital, 4.875%, 2010	60,000	58,709
Telefonica Europe B.V., 7.75%, 2010	260,000	271,508
Verizon Communications, Inc., 8.75%, 2018	140,000	160,185
Windstream Corp., 8.625%, 2016	70,000	68,775

		$1,368,120

Oil Services - 0.4%
Smith International, Inc., 9.75%, 2019	$160,000	$167,131

Oils - 0.7%
Premcor Refining Group, Inc., 7.5%, 2015	$310,000	$301,051

Other Banks & Diversified Financials - 1.7%
American Express Centurion Bank, 5.2%, 2010	$250,000	$239,815
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012 (z)	150,000	129,063
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	51,000
Swedbank AB, 9% to 2010, FRN to 2049 (n)	190,000	62,700
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	73,745
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	163,590

		$719,913

Pharmaceuticals - 1.0%
Roche Holdings, Inc., 6%, 2019 (n)	$320,000	$329,364
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	90,569

		$419,933

Pollution Control - 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$85,000	$79,263

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$5,771	$2,802
American Media Operations, Inc., 14%, 2013 (p)(z)	59,520	28,376
Dex Media West LLC, 9.875%, 2013 (a)	183,000	36,600
Idearc, Inc., 8%, 2016 (d)	59,000	1,549
Nielsen Finance LLC, 10%, 2014	80,000	68,800
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	55,610
Quebecor World, Inc., 6.125%, 2013 (d)	55,000	963
Tribune Co., 5.25%, 2015 (d)	60,000	2,250

		$196,950

Railroad & Shipping - 0.1%
Panama Canal Railway Co., 7%, 2026 (n)	$100,000	$52,000

Real Estate - 0.8%
Simon Property Group, Inc., REIT, 6.1%, 2016	$430,000	$340,455

Retailers - 1.1%
Couche-Tard, Inc., 7.5%, 2013	$135,000	$132,638
Limited Brands, Inc., 5.25%, 2014	165,000	115,774
Macy’s Retail Holdings, Inc., 7.875%, 2015	200,000	147,611
Rite Aid Corp., 7.5%, 2017	35,000	18,025
Sally Beauty Holdings, Inc., 10.5%, 2016	40,000	35,000

		$449,048

Specialty Stores - 0.2%
Payless ShoeSource, Inc., 8.25%, 2013	$85,000	$67,150

Supermarkets - 0.6%
Delhaize Group, 5.875%, 2014	$150,000	$149,955
Safeway, Inc., 4.95%, 2010	112,000	114,111

		$264,066

Supranational - 0.7%
Central American Bank, 4.875%, 2012 (n)	$305,000	$291,954

Telecommunications - Wireless - 2.2%
Alltel Corp., 7%, 2012	$82,000	$85,407
Crown Castle International Corp., 9%, 2015	35,000	35,088
MetroPCS Wireless, Inc., 9.25%, 2014	90,000	87,300
Nextel Communications, Inc., 6.875%, 2013	20,000	11,400
Rogers Cable, Inc., 5.5%, 2014	164,000	160,335
Sprint Nextel Corp., 8.375%, 2012	135,000	121,500
Sprint Nextel Corp., 8.75%, 2032	30,000	20,100
Sprint Nextel Corp., FRN, 1.631%, 2010	10,000	9,254
Vodafone Group PLC, 5.375%, 2015	270,000	268,500
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	106,000	104,940

		$903,824

Tobacco - 1.0%
Altria Group, Inc., 9.25%, 2019	$210,000	$224,531
Reynolds American, Inc., 6.75%, 2017	240,000	204,886

		$429,417

Transportation - 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024	$137,803	$100,596

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$115,000	$69,719

U.S. Government Agencies and Equivalents - 2.7%
Small Business Administration, 4.34%, 2024	$259,899	$270,411
Small Business Administration, 4.77%, 2024	212,414	224,331
Small Business Administration, 4.86%, 2025	276,887	293,419
Small Business Administration, 4.625%, 2025	156,393	164,057
Small Business Administration, 5.11%, 2025	146,688	154,857

		$1,107,075

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$13,826

Utilities - Electric Power - 4.1%
AES Corp., 8%, 2017	$105,000	$90,038
Beaver Valley Funding Corp., 9%, 2017	385,000	381,620
Consumers Energy Co., 6.7%, 2019	40,000	41,408
Dynegy Holdings, Inc., 7.5%, 2015	80,000	54,600
Edison Mission Energy, 7%, 2017	65,000	47,450
FirstEnergy Corp., 6.45%, 2011	207,000	207,188
HQI Transelec Chile S.A., 7.875%, 2011	200,000	202,924
Mirant North America LLC, 7.375%, 2013	110,000	99,550
NRG Energy, Inc., 7.375%, 2016	325,000	302,250
Progress Energy, Inc., 6.05%, 2014	120,000	120,871
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	325,000	162,500

		$1,710,399

Total Bonds		$38,521,692

FLOATING RATE LOANS (g)(r) - 2.6%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$6,814	$3,059

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Aerospace - continued
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.74%, 2014	$155,147	$69,644

		$72,703

Automotive - 0.6%
Accuride Corp., Term Loan B, 8%, 2012	$10,170	$5,695
Allison Transmission, Inc., Term Loan B, 3.29%, 2014	85,132	56,163
Federal-Mogul Corp., Term Loan B, 2.44%, 2014	83,828	40,327
Ford Motor Co., Term Loan B, 3.56%, 2013	48,425	23,069
General Motors, Term Loan B, 8%, 2013	117,155	48,473
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.28%, 2014	151,928	105,448

		$279,175

Broadcasting - 0.1%
Gray Television, Inc., Term Loan, 2.54%, 2014 (o)	$38,361	$15,600
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	61,672	20,763
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	32,339	10,887

		$47,250

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$11,320	$7,902

Business Services - 0.2%
First Data Corp., Term Loan B-1, 3.27%, 2014	$106,998	$71,916

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$48,946	$39,911
CSC Holdings, Inc., Incremental Term Loan, 2.3%, 2013	93,110	84,109

		$124,020

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.24%, 2013	$33,727	$13,680

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009 (a)	$32,931	$23,820

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.81%, 2014	$74,178	$4,543

Industrial - 0.0%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$10,545	$7,840

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan, 2.76%, 2014	$1,084	$935
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	21,245	18,323
HCA, Inc., Term Loan B, 3.47%, 2013	43,706	37,129

		$56,387

Printing & Publishing - 0.2%
Nielsen Finance LLC, Term Loan B, 2.53%, 2013	$57,834	$44,918
Tribune Co., Incremental Term Loan, 5.25%, 2014	128,174	27,798

		$72,716

Specialty Chemicals - 0.1%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$12,923	$12,771
LyondellBasell, Term Loan B-2, 7%, 2014 (o)	64,591	14,479
LyondellBasell, Term Loan B-3, 7%, 2014	12,917	6,824

		$34,074

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.75%, 2013 (o)	$44,642	$24,637

Utilities - Electric Power - 0.6%
Calpine Corp., DIP Term Loan, 4.09%, 2014	$99,321	$75,608
NRG Energy, Inc., Letter of Credit, 1.12%, 2013	23,383	20,957
NRG Energy, Inc., Term Loan, 2.72%, 2013	43,883	39,330
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 4.03%, 2014	162,423	106,532

		$242,427

Total Floating Rate Loans		$1,083,090

COMMON STOCKS - 0.0%
Printing & Publishing - 0.0%
American Media, Inc. (a)	1,130	$2,418

PREFERRED STOCKS - 0.0%
Automotive - 0.0%
Preferred Blocker, Inc., 7% (z)	38	$7,566

MONEY MARKET FUNDS (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	976,825	$976,825

Total Investments		$40,591,591

OTHER ASSETS, LESS LIABILITIES - 2.7%		1,138,710

NET ASSETS - 100.0%		$41,730,301

7

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,380,134, representing 10.50% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.077%, 2045	9/21/04	$175,681	$12,000
American Media Operations, Inc., 9%, 2013	1/29/09	3,519	2,802
American Media Operations, Inc., 14%, 2013	5/14/02	30,218	28,376
Anthracite Ltd., CDO, 6%, 2037	5/14/02	172,066	20,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	250,000	110,000
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012	3/08/05	150,000	129,063
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	163,349	157,661
CSC Holdings, Inc., 8.5%, 2014	1/08/09	22,307	24,625
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	121,190	123,223
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	229,530
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	232,092	132,500
Falcon Franchise Loan LLC, FRN, 3.548%, 2023	1/18/02	38,827	30,208
Falcon Franchise Loan LLC, FRN, 4.334%, 2025	1/29/03	73,498	45,920
Firekeepers Development Authority, 13.875%, 2015	4/22/08	63,161	39,650
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 1/16/09	34,448	36,400
GMAC LLC, 6.875%, 2011	12/26/08	87,514	74,615
GMAC LLC, 7%, 2012	1/23/09	25,111	24,175
GMAC LLC, 6.75%, 2014	2/09/09	42,902	37,774
GMAC LLC, 8%, 2031	12/26/08	24,398	19,728
GMAC LLC, FRN, 6.02%, 2033	11/17/00	331,384	259,092
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	50,519	13,200
ING Bank N.V., 3.9%, 2014	3/12/09	189,633	191,277
LBI Media, Inc., 8.5%, 2017	7/18/07	73,763	20,250
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 12/11/07	115,804	8,400
Morgan Stanley Capital I, Inc., FRN, 0%, 2039	7/20/04	81,457	54,659
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	29,260	7,566
Prudential Securities Secured Financing Corp., FRN, 7.188%, 2013	12/06/04	456,290	338,689
Salomon Brothers Mortgage Securities, Inc., FRN, 6.987%, 2032	1/07/05	609,048	494,684
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	75,863	33,750
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	106,265	104,940

Total Restricted Securities			$2,804,757
% of Net Assets			6.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note

8

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Income Portfolio

DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$976,825	$39,612,348	$2,418	$40,591,591
Other Financial Instruments	$—	$268,813	$—	$268,813

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	2,418	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$2,418	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$50,160,421

Gross unrealized appreciation	$592,409
Gross unrealized depreciation	(10,161,239)

Net unrealized appreciation (depreciation)	$(9,568,830)

The aggregate cost above includes prior fiscal year end tax adjustments.

10

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	JPY	141,875,162	5/18/2009	$1,560,783	$1,434,199	$126,584

Depreciation
SELL	AUD	181,595	5/5/2009	$116,072	$125,963	$(9,891)
SELL	CAD	409,690	5/19/2009	324,743	325,051	(308)
SELL	DKK	434,064	5/5/2009	73,129	77,356	(4,227)
BUY	EUR	97,198	5/20/2009	132,564	129,136	(3,428)
SELL	EUR	2,181,455	5/20/2009	2,809,529	2,898,255	(88,726)
SELL	GBP	389,498	5/18/2009	555,214	558,944	(3,730)
BUY	JPY	166,239,016	5/19/2009	1,814,440	1,680,521	(133,919)
SELL	SEK	756,776	4/30/2009	84,932	92,054	(7,122)

						$(251,351)

Swap Agreements at 3/31/09

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
9/20/10	USD	270,000		Merrill Lynch International	(1)	0.68% (fixed rate)	$22,356
6/20/13	USD	1,344,000	(a)	Morgan Stanley Capital Services, Inc.	(2)	5.00% (fixed rate)	368,154
12/20/13	USD	130,000		JPMorgan Chase Bank	(3)	0.78% (fixed rate)	2,497
3/20/14	USD	90,000		Morgan Stanley Capital Services, Inc.	(4)	1.75% (fixed rate)	573

							$393,580

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10, Index.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a)	Net unamortized premiums paid by the fund amounted to $76,126.

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

11

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,443,064	(1,466,239)	976,825

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$344	$976,825

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	64.3%
Japan	5.6%
Germany	4.1%
United Kingdom	3.0%
France	2.7%
Spain	2.7%
Italy	2.5%
Netherlands	2.4%
Canada	2.2%
Other Countries	10.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

12

MFS
INVESTMENT MANAGEMENT

MFS® Strategic Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.2%
Aerospace - 4.2%
Lockheed Martin Corp.	1,160	$80,075
Northrop Grumman Corp.	320	13,965

		$94,040

Automotive - 0.6%
Johnson Controls, Inc.	1,090	$13,080

Biotechnology - 1.2%
Amgen, Inc. (a)	540	$26,741

Broadcasting - 2.5%
Omnicom Group, Inc.	1,230	$28,782
Walt Disney Co.	1,530	27,785

		$56,567

Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG	330	$19,896

Business Services - 2.7%
Accenture Ltd., “A”	790	$21,717
MasterCard, Inc., “A”	100	16,748
Visa, Inc., “A”	400	22,240

		$60,705

Chemicals - 3.2%
3M Co.	930	$46,240
PPG Industries, Inc.	710	26,199

		$72,439

Computer Software - 3.0%
Oracle Corp. (a)	3,290	$59,450
VeriSign, Inc. (a)	400	7,548

		$66,998

Computer Software - Systems - 2.2%
Hewlett-Packard Co.	300	$9,618
International Business Machines Corp.	400	38,756

		$48,374

Construction - 1.5%
Pulte Homes, Inc.	3,010	$32,899

Consumer Goods & Services - 0.5%
Mead Johnson Nutrition Co., “A” (a)	410	$11,837

Electrical Equipment - 3.2%
Danaher Corp.	400	$21,688
Rockwell Automation, Inc.	590	12,886
W.W. Grainger, Inc.	510	35,792

		$70,366

Electronics - 1.4%
Agilent Technologies, Inc. (a)	310	$4,765
Intel Corp.	1,790	26,939

		$31,704

Energy - Independent - 2.2%
Apache Corp.	420	$26,918
Devon Energy Corp.	500	22,345

		$49,263

Energy - Integrated - 8.5%
Chevron Corp.	920	$61,861
Hess Corp.	510	27,642
Marathon Oil Corp.	1,440	37,858
TOTAL S.A., ADR	1,270	62,306

		$189,667

Food & Beverages - 4.3%
Hain Celestial Group, Inc. (a)	600	$8,544
J.M. Smucker Co.	310	11,554
Kellogg Co.	300	10,989
Nestle S.A.	1,432	48,408
PepsiCo, Inc.	310	15,959

		$95,454

Gaming & Lodging - 0.3%
Royal Caribbean Cruises Ltd.	730	$5,847

General Merchandise - 1.5%
Macy’s, Inc.	3,760	$33,464

Insurance - 8.3%
ACE Ltd.	310	$12,524
Allied World Assurance Co. Holdings Ltd.	310	11,789
Allstate Corp.	1,250	23,937
Aspen Insurance Holdings Ltd.	1,840	41,326
MetLife, Inc.	2,270	51,688
Travelers Cos., Inc.	1,060	43,078

		$184,342

Leisure & Toys - 1.1%
Hasbro, Inc.	980	$24,569

Machinery & Tools - 0.7%
Kennametal, Inc.	1,020	$16,534

Major Banks - 6.5%
Bank of New York Mellon Corp.	1,330	$37,572
Goldman Sachs Group, Inc.	400	42,408
JPMorgan Chase & Co.	1,360	36,149
State Street Corp.	950	29,241

		$145,370

Medical & Health Technology & Services - 1.6%
DaVita, Inc. (a)	470	$20,657
IMS Health, Inc.	1,200	14,964

		$35,621

Medical Equipment - 4.2%
Covidien Ltd.	500	$16,620
DENTSPLY International, Inc.	300	8,055
Medtronic, Inc.	500	14,735
Waters Corp. (a)	900	33,255
Zimmer Holdings, Inc. (a)	590	21,535

		$94,200

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Natural Gas - Pipeline - 0.9%
Williams Cos., Inc.	1,700	$19,346

Oil Services - 2.4%
Exterran Holdings, Inc. (a)	830	$13,297
Halliburton Co.	440	6,807
Noble Corp.	1,350	32,521

		$52,625

Other Banks & Diversified Financials - 0.6%
People’s United Financial, Inc.	710	$12,759

Personal Computers & Peripherals - 0.3%
NetApp, Inc. (a)	500	$7,420

Pharmaceuticals - 7.0%
Allergan, Inc.	210	$10,030
Merck & Co., Inc.	1,790	47,882
Merck KGaA	100	8,843
Roche Holding AG	175	24,014
Wyeth	1,540	66,282

		$157,051

Specialty Stores - 1.2%
Nordstrom, Inc.	660	$11,055
Staples, Inc.	890	16,118

		$27,173

Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., “L”, ADR	410	$11,103
Rogers Communications, Inc., “B”	400	9,132

		$20,235

Telephone Services - 4.3%
AT&T, Inc.	1,840	$46,368
Embarq Corp.	980	37,093
Verizon Communications, Inc.	405	12,231

		$95,692

Tobacco - 4.6%
Lorillard, Inc.	610	$37,661
Philip Morris International, Inc.	1,840	65,467

		$103,128

Utilities - Electric Power - 8.7%
Allegheny Energy, Inc.	590	$13,670
American Electric Power Co., Inc.	1,220	30,817
CMS Energy Corp.	3,180	37,651
DPL, Inc.	1,190	26,823
NRG Energy, Inc. (a)	1,830	32,208
PG&E Corp.	820	31,340
Public Service Enterprise Group, Inc.	700	20,629

		$193,138

Total Common Stocks		$2,168,544

MONEY MARKET FUNDS (v) - 3.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	70,469	$70,469

Total Investments		$2,239,013

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(8,399)

NET ASSETS - 100.0%		$2,230,614

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Strategic Value Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,239,013	$—	$—	$2,239,013
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,990,036

Gross unrealized appreciation	$58,995
Gross unrealized depreciation	(810,018)

Net unrealized appreciation (depreciation)	$(751,023)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	227,740	(157,271)	70,469

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$70,469

3

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Technology Portfolio

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 91.4%
Business Services - 1.5%
MasterCard, Inc., “A”	860	$144,033

Cable TV - 1.3%
DIRECTV Group, Inc. (a)	5,500	$125,345

Computer Software - 21.8%
Adobe Systems, Inc. (a)	6,600	$141,174
Akamai Technologies, Inc. (a)	4,800	93,120
Autodesk, Inc. (a)	6,400	107,584
Citrix Systems, Inc. (a)	9,400	212,816
McAfee, Inc. (a)	6,700	224,450
MicroStrategy, Inc., “A” (a)	15,080	515,585
MSC.Software Corp. (a)	66,962	377,666
Parametric Technology Corp. (a)	11,800	117,764
VeriSign, Inc. (a)	15,992	301,769

		$2,091,928

Computer Software - Systems - 13.2%
Apple, Inc. (a)	5,890	$619,157
Hewlett-Packard Co.	20,200	647,612

		$1,266,769

Electronics - 26.4%
Flextronics International Ltd. (a)	165,570	$478,497
Intel Corp.	19,638	295,552
Marvell Technology Group Ltd. (a)	28,148	257,836
MEMC Electronic Materials, Inc. (a)	11,700	192,933
National Semiconductor Corp.	16,300	167,401
Nintendo Co. Ltd.	920	269,868
Samsung Electronics Co. Ltd., GDR	2,965	605,601
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,800	266,710

		$2,534,398

Internet - 4.5%
Google, Inc., “A” (a)	890	$309,773
Tencent Holdings Ltd.	16,400	121,456

		$431,229

Leisure & Toys - 2.9%
Take-Two Interactive Software, Inc.	16,470	$137,524
THQ, Inc. (a)	46,500	141,360

		$278,884

Network & Telecom - 16.1%
Ciena Corp. (a)	31,400	$244,292
Cisco Systems, Inc. (a)	27,400	459,498
Corning, Inc.	19,100	253,457
Nokia Corp., ADR	12,450	145,292
Polycom, Inc. (a)	8,100	124,659
Research in Motion Ltd. (a)	7,228	311,310

		$1,538,508

Personal Computers & Peripherals - 2.3%
NetApp, Inc. (a)	4,600	$68,264
Western Digital Corp. (a)	7,900	152,786

		$221,050

Telephone Services - 1.4%
Virgin Media, Inc.	27,700	$132,960

Total Common Stocks		$8,765,104

BONDS - 3.1%
Broadcasting - 3.1%
Sirius Satellite Radio, Inc., 9.625%, 2013	$675,000	$293,625

CONVERTIBLE BONDS - 3.4%
Computer Software - 1.2%
Verisign, Inc., 3.25%, 2037	$180,000	$118,125

Electronics - 2.2%
RF Micro Devices, Inc., 1%, 2014	$381,000	$205,264

Total Convertible Bonds		$323,389

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	72,665	$72,665

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.1%
Sun Microsystems, Inc. - April 2009 @ $9 (a)	535	$14,445

PUT OPTIONS PURCHASED - 0.4%
Semiconductor Holders Trust - May 2009 @ $18 (a)	355	$35,855

Total Investments		$9,505,083

OTHER ASSETS, LESS LIABILITIES - 0.9%		87,701

NET ASSETS - 100.0%		$9,592,784

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Technology Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,618,201	$886,882	$—	$9,505,083
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$14,882,566

Gross unrealized appreciation	$269,956
Gross unrealized depreciation	(5,647,439)

Net unrealized appreciation (depreciation)	$(5,377,483)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	375,365	(302,700)	72,665

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15	$72,665

3

MFS INVESTMENT MANAGEMENT

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.7%
Aerospace - 4.0%
Lockheed Martin Corp.	340,540	$23,507,475
Northrop Grumman Corp.	290,630	12,683,092
United Technologies Corp.	273,120	11,738,697

		$47,929,264

Alcoholic Beverages - 0.8%
Diageo PLC	577,862	$6,521,226
Heineken N.V.	56,770	1,614,086
Molson Coors Brewing Co.	42,110	1,443,530

		$9,578,842

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	189,000	$8,862,209

Automotive - 0.2%
Johnson Controls, Inc.	215,580	$2,586,959

Biotechnology - 0.3%
Genzyme Corp. (a)	58,020	$3,445,807

Broadcasting - 1.3%
Omnicom Group, Inc.	292,580	$6,846,371
Walt Disney Co.	360,860	6,553,217
WPP Group PLC	350,312	1,974,138

		$15,373,726

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	98,700	$1,529,849
CME Group, Inc.	3,030	746,561
Franklin Resources, Inc.	52,950	2,852,416
Invesco Ltd.	125,680	1,741,924

		$6,870,750

Business Services - 1.4%
Accenture Ltd., “A”	263,540	$7,244,714
Automatic Data Processing, Inc.	82,400	2,897,183
Dun & Bradstreet Corp.	15,380	1,184,259
Visa, Inc., “A”	42,720	2,375,231
Western Union Co.	205,080	2,577,855

		$16,279,242

Cable TV - 0.1%
Time Warner Cable, Inc.	52,946	$1,313,060

Chemicals - 1.5%
3M Co.	147,240	$7,320,772
PPG Industries, Inc.	278,850	10,289,564

		$17,610,336

Computer Software - 1.0%
Oracle Corp. (a)	677,160	$12,236,281

Computer Software - Systems - 1.8%
Hewlett-Packard Co.	293,350	$9,404,801
International Business Machines Corp.	120,940	11,717,877

		$21,122,678

Construction - 0.3%
Sherwin-Williams Co.	65,320	$3,394,680

Consumer Goods & Services - 1.0%
Clorox Co.	66,010	$3,398,195
Colgate-Palmolive Co.	28,860	1,702,163
Mead Johnson Nutrition Co., “A” (a)	35,040	1,011,605
Procter & Gamble Co.	109,891	5,174,767

		$11,286,730

Electrical Equipment - 1.2%
Danaher Corp.	121,130	$6,567,669
General Electric Co.	84,520	854,497
Rockwell Automation, Inc.	38,400	838,656
W.W. Grainger, Inc.	90,120	6,324,622

		$14,585,444

Electronics - 1.3%
Agilent Technologies, Inc. (a)	169,590	$2,606,598
Intel Corp.	809,650	12,185,233

		$14,791,831

Energy - Independent - 2.5%
Anadarko Petroleum Corp.	99,540	$3,871,111
Apache Corp.	186,640	11,961,758
Devon Energy Corp.	119,200	5,327,048
EOG Resources, Inc.	52,530	2,876,543
Noble Energy, Inc.	33,330	1,795,820
Occidental Petroleum Corp.	46,720	2,599,968
Ultra Petroleum Corp. (a)	27,400	983,386

		$29,415,634

Energy - Integrated - 5.8%
Chevron Corp.	195,807	$13,166,063
ConocoPhillips	53,000	2,075,480
Exxon Mobil Corp.	367,046	24,995,833
Hess Corp.	115,190	6,243,298
Marathon Oil Corp.	168,100	4,419,349
TOTAL S.A., ADR	363,870	17,851,462

		$68,751,485

Food & Beverages - 2.9%
Coca-Cola Co.	32,410	$1,424,420
General Mills, Inc.	50,800	2,533,904
Groupe Danone	39,181	1,908,368
J.M. Smucker Co.	74,721	2,784,852
Kellogg Co.	90,360	3,309,887
Nestle S.A.	351,809	11,892,832
PepsiCo, Inc.	203,690	10,485,961

		$34,340,224

Food & Drug Stores - 1.7%
CVS Caremark Corp.	385,152	$10,587,828
Kroger Co.	275,210	5,839,956
Walgreen Co.	158,230	4,107,651

		$20,535,435

Gaming & Lodging - 0.1%
Royal Caribbean Cruises Ltd.	160,880	$1,288,649

General Merchandise - 0.9%
Macy’s, Inc.	601,760	$5,355,664
Target Corp.	58,000	1,994,620
Wal-Mart Stores, Inc.	62,330	3,247,393

		$10,597,677

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	92,180	$1,929,327
WellPoint, Inc. (a)	90,960	3,453,751

		$5,383,078

Insurance - 3.0%
Allstate Corp.	441,170	$8,448,406
Aon Corp.	54,090	2,207,954
Chubb Corp.	62,260	2,634,843
MetLife, Inc.	620,130	14,120,360
Prudential Financial, Inc.	53,480	1,017,190
Travelers Cos., Inc.	171,700	6,977,888

		$35,406,641

Internet - 0.1%
Google, Inc., “A” (a)	1,860	$647,392

Leisure & Toys - 0.2%
Hasbro, Inc.	102,610	$2,572,433

Machinery & Tools - 0.4%
Eaton Corp.	120,750	$4,450,845

Major Banks - 6.1%
Bank of America Corp.	261,349	$1,782,400
Bank of New York Mellon Corp.	648,695	18,325,634
Goldman Sachs Group, Inc.	141,670	15,019,853
JPMorgan Chase & Co.	705,132	18,742,409
PNC Financial Services Group, Inc.	161,830	4,740,001
State Street Corp.	303,650	9,346,347
Wells Fargo & Co.	306,940	4,370,826

		$72,327,470

Medical Equipment - 0.8%
DENTSPLY International, Inc.	33,770	$906,725
Medtronic, Inc.	76,540	2,255,634
Waters Corp. (a)	99,770	3,686,502
Zimmer Holdings, Inc. (a)	58,090	2,120,285

		$8,969,146

Natural Gas - Distribution - 0.3%
Sempra Energy	81,130	$3,751,451

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	146,810	$1,670,698

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	75,270	$1,262,278
Nokia Corp., ADR	145,600	1,699,152

		$2,961,430

Oil Services - 0.4%
Halliburton Co.	57,840	$894,785
National Oilwell Varco, Inc. (a)	74,140	2,128,559
Noble Corp.	47,340	1,140,421

		$4,163,765

Pharmaceuticals - 4.8%
Abbott Laboratories	94,010	$4,484,277
GlaxoSmithKline PLC	108,610	1,694,750
Johnson & Johnson	254,210	13,371,446
Merck & Co., Inc.	485,050	12,975,088
Merck KGaA (l)	26,340	2,329,289
Pfizer, Inc.	252,650	3,441,093
Roche Holding AG	10,940	1,501,211
Wyeth	401,430	17,277,547

		$57,074,701

Railroad & Shipping - 0.0%
Burlington Northern Santa Fe Corp.	8,520	$512,478

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	115,580	$6,501,375

Specialty Stores - 0.5%
Home Depot, Inc.	71,680	$1,688,781
Staples, Inc.	253,350	4,588,169

		$6,276,950

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	140,270	$3,231,951
Vodafone Group PLC	2,574,760	4,534,869

		$7,766,820

Telephone Services - 2.3%
AT&T, Inc.	985,726	$24,840,295
Embarq Corp.	51,479	1,948,480
Verizon Communications, Inc.	11,380	343,676

		$27,132,451

Tobacco - 2.3%
Altria Group, Inc.	92,340	$1,479,287
Lorillard, Inc.	83,960	5,183,690
Philip Morris International, Inc.	583,970	20,777,653

		$27,440,630

Trucking - 0.2%
United Parcel Service, Inc., “B”	48,730	$2,398,491

Utilities - Electric Power - 3.8%
Allegheny Energy, Inc.	85,450	$1,979,877
American Electric Power Co., Inc.	92,370	2,333,266
CMS Energy Corp.	83,760	991,718
Dominion Resources, Inc.	163,178	5,056,886
Entergy Corp.	36,780	2,504,350
FPL Group, Inc.	191,380	9,708,707
Northeast Utilities	33,000	712,470
NRG Energy, Inc. (a)	169,110	2,976,336
PG&E Corp.	107,780	4,119,352
PPL Corp.	204,680	5,876,363
Progress Energy, Inc.	51,630	1,872,104
Public Service Enterprise Group, Inc.	237,300	6,993,231

		$45,124,660

Total Common Stocks		$694,729,848

BONDS - 39.5%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$490,000	$738,091

Asset Backed & Securitized - 2.6%
Banc of America Commercial Mortgage, Inc., 5.744%, 2017	$800,000	$568,144

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040 (z)	$1,850,000	$814,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	158,647	20,624
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	12,529	12,511
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	4,050,000	2,782,233
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	904,879
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	7,532	7,055
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	171,598	161,293
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	446,721
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	609,440
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,229,033
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	1,330,000	644,102
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,316,000	508,616
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,629,078	1,569,228
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	534,825
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	848,467
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	769,768
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	1,300,000	894,088
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.23%, 2041	1,985,000	1,627,745
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	1,753,051
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	2,420,000	1,825,662
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	999,000	143,776
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.472%, 2039	1,140,000	558,107
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	1,881,580	1,187,409
Morgan Stanley Capital I, Inc., FRN, 0.5%, 2030 (i)(n)	11,908,368	256,263
Multi-Family Capital Access One, Inc., 6.65%, 2024	156,418	156,231
Nomura Asset Securities Corp., FRN, 9.937%, 2027 (z)	2,353,124	2,504,794
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	666,160
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	397,577
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,492,534	1,220,896
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,377,254	1,083,072
Wachovia Bank Commercial Mortgage Trust, 5.902%, 2017	1,300,000	797,648
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	1,235,178
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	1,677,857	1,376,876
Wachovia Bank Commercial Mortgage Trust, FRN, 5.956%, 2045	1,660,000	729,533
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	766,291	367,972

		$31,212,977

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$939,000	$903,889
News America, Inc., 8.5%, 2025	1,154,000	1,062,213

		$1,966,102

Brokerage & Asset Managers - 0.0%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	$1,640,000	$164

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,650,198

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,061,260
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,258,203

		$2,319,463

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,790,075

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$1,625,000	$1,594,824
Western Union Co., 5.4%, 2011	1,877,000	1,913,921

		$3,508,745

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$734,518

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,129,020

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019 (n)	$852,000	$830,700

3

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$1,130,000	$1,066,573

		$1,897,273

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,055,437
Nexen, Inc., 5.875%, 2035	358,000	236,860
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,374,945

		$3,667,242

Energy - Integrated - 0.4%
ConocoPhillips, 6.5%, 2039	$950,000	$926,702
Hess Corp., 8.125%, 2019	330,000	340,187
Petro-Canada, 6.05%, 2018	1,794,000	1,542,684
Shell International Finance, 4%, 2014	1,950,000	1,977,360

		$4,786,933

Financial Institutions - 0.2%
General Electric Capital Corp., 5.45%, 2013	$179,000	$172,379
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,294,441
ORIX Corp., 5.48%, 2011	1,870,000	1,274,179

		$2,740,999

Food & Beverages - 0.3%
Diageo Finance B.V., 5.5%, 2013	$1,329,000	$1,373,652
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	450,000	445,037
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	538,916
General Mills, Inc., 5.65%, 2019	250,000	254,514
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,420,654

		$4,032,773

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,147,676

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$583,933

Insurance - 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$670,000	$286,690
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,405,000	386,375
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	538,842

		$1,211,907

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,234,243
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	1,335,695
Fund American Cos., Inc., 5.875%, 2013	1,110,000	852,188
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	500,000	197,980
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,080,000	852,800

		$4,472,906

International Market Quasi-Sovereign - 0.3%
Hydro-Quebec, 6.3%, 2011	$2,256,000	$2,425,498
ING Bank N.V., 3.9%, 2014 (z)	1,450,000	1,459,744

		$3,885,242

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$2,280,000	$2,419,034

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,590,093

Major Banks - 1.0%
Bank of America Corp., 5.49%, 2019	$729,000	$430,803
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	357,994
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	998,000	847,095
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,126,386
Goldman Sachs Group, Inc., 7.5%, 2019	646,000	644,587
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,025,528
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	715,697
Morgan Stanley, 5.75%, 2016	1,145,000	1,042,350
Morgan Stanley, 6.625%, 2018	1,650,000	1,573,287
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	992,000	664,640
Natixis S.A., 10% to 2018, FRN to 2049 (n)	1,900,000	387,133
PNC Funding Corp., 5.625%, 2017	1,180,000	1,086,468
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	171,600
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	424,856
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	890,182
Wachovia Corp., 5.25%, 2014	787,000	653,453

		$12,042,059

Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc., 5.8%, 2016	$856,000	$786,246
HCA, Inc., 8.75%, 2010	135,000	134,325
Hospira, Inc., 5.55%, 2012	570,000	577,201
Hospira, Inc., 6.05%, 2017	1,071,000	955,856

		$2,453,628

Medical Equipment - 0.1%
Pfizer, Inc., 6.2%, 2019	$945,000	$1,007,104
Pfizer, Inc., 7.2%, 2039	590,000	632,724

		$1,639,828

4

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$1,820,000	$1,316,681

Mortgage Backed - 16.3%
Fannie Mae, 4.01%, 2013	$184,209	$187,808
Fannie Mae, 4.589%, 2014	1,072,252	1,113,037
Fannie Mae, 4.63%, 2014	460,566	478,371
Fannie Mae, 4.84%, 2014	779,614	818,039
Fannie Mae, 4.88%, 2014	312,434	327,619
Fannie Mae, 4.56%, 2015	306,061	316,609
Fannie Mae, 4.7%, 2015	659,558	686,821
Fannie Mae, 4.78%, 2015	437,386	457,306
Fannie Mae, 4.856%, 2015	312,745	325,742
Fannie Mae, 4.996%, 2015	137,239	145,068
Fannie Mae, 5.1%, 2015	480,000	505,970
Fannie Mae, 5.09%, 2016	460,000	488,491
Fannie Mae, 5.27%, 2016	545,000	584,214
Fannie Mae, 5.5%, 2016 - 2035	44,646,637	46,559,287
Fannie Mae, 5.05%, 2017	460,000	487,382
Fannie Mae, 6%, 2017 - 2037	27,060,607	28,392,768
Fannie Mae, 4.5%, 2018 - 2035	5,462,129	5,622,509
Fannie Mae, 5%, 2018 - 2036	18,335,489	19,024,057
Fannie Mae, 5.37%, 2018	600,000	626,344
Fannie Mae, 7.5%, 2030 - 2031	261,501	283,263
Fannie Mae, 6.5%, 2031 - 2037	9,077,534	9,609,252
Freddie Mac, 6%, 2016 - 2037	14,552,557	15,267,409
Freddie Mac, 5%, 2017 - 2035	17,259,962	17,889,917
Freddie Mac, 4.5%, 2018 - 2035	7,007,372	7,239,381
Freddie Mac, 5.5%, 2019 - 2037	15,792,960	16,456,361
Freddie Mac, 6.5%, 2034 - 2037	4,459,596	4,714,631
Ginnie Mae, 4.5%, 2033 - 2034	1,348,077	1,383,016
Ginnie Mae, 5%, 2033 - 2034	1,418,059	1,475,640
Ginnie Mae, 5.5%, 2033 - 2035	6,026,897	6,298,820
Ginnie Mae, 6%, 2033 - 2038	5,221,697	5,476,892

		$193,242,024

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$774,517
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	1,290,000	1,331,228
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	851,890

		$2,957,635

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,315,623
Enterprise Products Operating LLC, 6.5%, 2019	966,000	887,603
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	754,614
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	717,362
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	552,343
Spectra Energy Capital LLC, 8%, 2019	987,000	992,529

		$5,220,074

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,260,705
BellSouth Corp., 6.55%, 2034	1,472,000	1,366,078
Telecom Italia Capital, 5.25%, 2013	752,000	675,323
Telefonica Europe B.V., 7.75%, 2010	563,000	587,920
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,502,262

		$6,392,288

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,204,038

Other Banks & Diversified Financials - 0.6%
American Express Co., 5.5%, 2016	$2,171,000	$1,781,392
Capital One Financial Corp., 6.15%, 2016	1,540,000	974,825
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	242,595
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	647,316
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,670,883
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	1,918,365

		$7,235,376

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,681,235
GlaxoSmithKline Capital, Inc., 4.85%, 2013	592,000	615,916
Roche Holdings, Inc., 6%, 2019 (n)	970,000	998,383
Roche Holdings, Inc., 7%, 2039 (n)	1,010,000	1,056,883

		$4,352,417

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$1,341,000	$1,371,946

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$72,000	$72,460
CSX Corp., 7.9%, 2017	1,350,000	1,319,300

		$1,391,760

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$264,918
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,281,578
ProLogis, REIT, 5.75%, 2016	1,992,000	1,094,722
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	872,407
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	175,933

		$3,689,558

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$550,000	$389,500

5

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - continued
Limited Brands, Inc., 5.25%, 2014	$1,123,000	$787,965
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,014,076

		$3,191,541

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$730,369
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,553,189

		$2,283,558

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$814,000	$886,039
Philip Morris International, Inc., 4.875%, 2013	898,000	907,798

		$1,793,837

U.S. Government Agencies and Equivalents - 1.0%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,827,363
Fannie Mae, 6%, 2011	1,539,000	1,687,797
Small Business Administration, 4.77%, 2024	738,422	779,848
Small Business Administration, 5.18%, 2024	1,204,639	1,267,620
Small Business Administration, 4.99%, 2024	1,033,664	1,092,220
Small Business Administration, 5.11%, 2025	2,360,552	2,492,007

		$12,146,855

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds, 2.375%, 2010	$16,882,000	$17,295,474
U.S. Treasury Bonds, 2%, 2013	2,348,000	2,396,428
U.S. Treasury Bonds, 4.75%, 2017	2,210,000	2,585,010
U.S. Treasury Bonds, 8.5%, 2020	5,806,000	8,669,084
U.S. Treasury Bonds, 8%, 2021	320,000	473,500
U.S. Treasury Bonds, 6%, 2026	651,000	857,693
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,486,548
U.S. Treasury Bonds, 5.375%, 2031	6,224,000	7,847,101
U.S. Treasury Bonds, 5%, 2037	2,187,000	2,720,764
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,423,630
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,529,354
U.S. Treasury Notes, 5.125%, 2011	357,000	391,417
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,115,198
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,996,735
U.S. Treasury Notes, 4.125%, 2012	8,753,000	9,585,900
U.S. Treasury Notes, 3.125%, 2013	19,499,000	20,882,220
U.S. Treasury Notes, 1.5%, 2013	5,082,000	5,069,295
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,096,092
U.S. Treasury Notes, 2.625%, 2016	868,000	890,175
U.S. Treasury Notes, 5.125%, 2016	488,000	582,169
U.S. Treasury Notes, 3.75%, 2018	89,000	97,017

		$106,990,804

Utilities - Electric Power - 1.6%
Bruce Mansfield Unit, 6.85%, 2034	$2,580,000	$2,007,287
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,087,393
Enel Finance International S.A., 6.25%, 2017 (n)	1,595,000	1,445,274
Exelon Generation Co. LLC, 6.95%, 2011	2,652,000	2,707,912
Exelon Generation Co. LLC, 6.2%, 2017	930,000	831,589
FirstEnergy Corp., 6.45%, 2011	2,246,000	2,248,035
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	555,424
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	2,651,183
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,475,255
PSEG Power LLC, 6.95%, 2012	1,177,000	1,204,290
PSEG Power LLC, 5.5%, 2015	911,000	837,499
System Energy Resources, Inc., 5.129%, 2014 (z)	605,511	558,995
Waterford 3 Funding Corp., 8.09%, 2017	1,811,617	1,784,968

		$19,395,104

Total Bonds		$467,796,375

COLLATERAL FOR SECURITIES LOANED - 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,762,961	$1,762,961

MONEY MARKET FUNDS(v) - 0.8%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	8,996,527	$8,996,527

Total Investments		$1,173,285,711

OTHER ASSETS, LESS LIABILITIES - 0.9%		10,662,010

NET ASSETS - 100.0%		$1,183,947,721

6

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Total Return Portfolio

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,336,800, representing 1.5% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/18/08	$670,000	$286,690
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.322%, 2040	3/01/06	1,850,000	814,000
ING Bank N.V., 3.9%, 2014	3/19/09	1,447,202	1,459,744
Nomura Asset Securities Corp., FRN, 9.937%, 2027	7/16/07	2,590,734	2,504,794
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,473,295	1,220,896
System Energy Resources, Inc., 5.129%, 2014	4/16/04	605,511	558,995

Total Restricted Securities			$6,845,119
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$705,489,349	$467,796,362	$—	$1,173,285,711
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,419,781,546

Gross unrealized appreciation	$21,936,998
Gross unrealized depreciation	(268,432,833)

Net unrealized appreciation (depreciation)	$(246,495,835)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,582,398	118,498,278	(116,084,149)	8,996,527

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,647	$8,996,527

8

MFS INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 93.6%
Cable TV - 3.4%
Comcast Corp., “Special A”	371,100	$4,776,057
Time Warner Cable, Inc.	116,099	2,879,255

		$7,655,312

Energy - Independent - 0.7%
XTO Energy, Inc.	51,750	$1,584,585

Natural Gas - Distribution - 13.3%
EQT Corp.	317,200	$9,937,876
Gaz de France	60,100	2,064,093
NiSource, Inc.	197,000	1,930,600
ONEOK, Inc.	5,100	115,413
Questar Corp.	200,700	5,906,601
Sempra Energy	155,000	7,167,200
Spectra Energy Corp.	207,000	2,926,980

		$30,048,763

Natural Gas - Pipeline - 4.0%
El Paso Corp.	670,500	$4,190,625
Enagas S.A.	139,774	1,981,459
Williams Cos., Inc.	258,817	2,945,337

		$9,117,421

Oil Services - 0.7%
Transocean, Inc. (a)	26,800	$1,576,912

Telecommunications - Wireless - 15.3%
America Movil S.A.B. de C.V., “L”, ADR	157,900	$4,275,932
Cellcom Israel Ltd.	301,222	6,416,029
MetroPCS Communications, Inc. (a)	128,100	2,187,948
Mobile TeleSystems OJSC, ADR	76,700	2,294,864
MTN Group Ltd.	152,400	1,689,311
NII Holdings, Inc. (a)	142,200	2,133,000
Partner Communication Co. Ltd., ADR	22,200	335,664
Philippine Long Distance Telephone Co.	10,900	488,190
Philippine Long Distance Telephone Co., ADR	16,400	723,732
Rogers Communications, Inc., “B”	303,300	6,988,313
Vivo Participacoes S.A., ADR	132,975	1,735,324
Vodafone Group PLC	2,934,300	5,168,119

		$34,436,426

Telephone Services - 12.1%
AT&T, Inc.	239,900	$6,045,480
BCE, Inc.	71,400	1,422,563
Deutsche Telekom AG	131,100	1,628,578
Royal KPN N.V.	299,500	4,003,032
Telefonica S.A.	337,400	6,733,010
Verizon Communications, Inc.	51,400	1,552,280
Virgin Media, Inc.	508,000	2,438,400
Windstream Corp.	433,155	3,491,229

		$27,314,572

Utilities - Electric Power - 44.1%
AES Corp. (a)	925,300	$5,375,993
AES Tiete S.A., IPS	361,254	2,740,843
Allegheny Energy, Inc.	246,700	5,716,039
American Electric Power Co., Inc.	211,900	5,352,594
CenterPoint Energy, Inc.	46,200	481,866
CEZ AS	137,700	4,913,917
CMS Energy Corp.	721,000	8,536,640
Constellation Energy Group, Inc.	65,600	1,355,296
DPL, Inc.	191,500	4,316,410
DTE Energy Co.	7,300	202,209
Dynegy, Inc., “A” (a)	683,898	964,296
E.ON AG	270,486	7,514,378
Edison International	116,400	3,353,484
Eletropaulo Metropolitana S.A., IPS	421,140	5,927,458
Entergy Corp.	5,300	360,877
Northeast Utilities	182,500	3,940,175
NRG Energy, Inc. (a)	553,286	9,737,834
PPL Corp.	272,300	7,817,733
Progress Energy, Inc.	82,120	2,977,671
Public Service Enterprise Group, Inc.	234,600	6,913,662
Red Electrica de Espana	121,137	4,731,713
RWE AG	27,100	1,901,427
Westar Energy, Inc.	77,900	1,365,587
Wisconsin Energy Corp.	47,000	1,934,990
Xcel Energy, Inc.	55,930	1,041,976

		$99,475,068

Total Common Stocks		$211,209,059

BONDS - 2.8%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.547%, 2023 (i)(z)	$689,921	$36,911

Cable TV - 0.3%
CSC Holdings, Inc., 8.625%, 2019 (z)	$715,000	$688,188

Energy - Independent - 0.6%
Chesapeake Energy Corp., 9.5%, 2015	$1,459,000	$1,418,878

Natural Gas - Pipeline - 0.2%
El Paso Corp., 8.25%, 2016	$120,000	$112,200
Williams Cos., Inc., 8.75%, 2032	290,000	263,175

		$375,375

Telecommunications - Wireless - 0.8%
MetroPCS Wireless, Inc., 9.25%, 2014	$1,050,000	$1,018,500
Sprint Capital Corp., 7.625%, 2011	910,000	841,750

		$1,860,250

Utilities - Electric Power - 0.9%
AES Corp., 9.75%, 2016 (z)	$1,537,000	$1,444,780
CenterPoint Energy, Inc., 7%, 2014	410,000	427,577
TXU Eastern Funding Co., 6.75%, 2009 (d)	191,000	6,685

		$1,879,042

Total Bonds		$6,258,644

CONVERTIBLE PREFERRED STOCKS - 0.7%
Natural Gas - Pipeline - 0.7%
El Paso Corp., 4.99%	2,720	$1,577,600

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
CONVERTIBLE BONDS - 1.3%
Energy - Independent - 0.4%
Chesapeake Energy Corp., 2.5%, 2037	$1,283,000	$843,573

Telecommunications - Wireless - 0.1%
NII Holdings, Inc., 3.125%, 2012	$492,000	$341,940

Telephone Services - 0.8%
Virgin Media, Inc., 6.5%, 2016 (z)	$3,220,000	$1,730,750

Total Convertible Bonds		$2,916,263

MONEY MARKET FUNDS(v) - 1.0%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,229,707	$2,229,707

Total Investments		$224,191,273

OTHER ASSETS, LESS LIABILITIES - 0.6%		1,366,518

NET ASSETS - 100.0%		$225,557,791

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	4/02/09	$1,444,426	$1,444,780
CSC Holdings, Inc., 8.625%, 2019	2/12/09	680,936	688,188
Falcon Franchise Loan LLC, FRN, 3.547%, 2023	1/24/02	47,442	36,911
Virgin Media, Inc., 6.5%, 2016	2/12/09 - 3/26/09	1,711,430	1,730,750

Total Restricted Securities			$3,900,629
% of Net Assets			1.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ERU	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$212,950,578	$11,240,695	$—	$224,191,273
Other Financial Instruments	$—	$(732,752)	$—	$(732,752)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$309,332,673

Gross unrealized appreciation	$3,635,403
Gross unrealized depreciation	(88,776,803)

Net unrealized appreciation (depreciation)	$(85,141,400)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/09

Forward Foreign Currency Exchange Contracts at 3/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	1,640,938	5/18/09 - 5/20/09	$2,096,094	$2,180,130	$84,036
SELL	EUR	734,423	5/18/09 - 5/20/09	1,001,286	975,744	25,542
BUY	GBP	703,664	5/15/09 - 5/20/09	1,004,857	1,009,782	4,925

						$114,503

Depreciation
SELL	EUR	18,974,092	5/18/09 - 5/20/09	$24,407,019	$25,208,754	$(801,735)
BUY	GBP	383,202	5/18/09 - 5/19/09	556,657	549,910	(6,747)
SELL	GBP	4,001,578	5/18/09	5,703,628	5,742,401	(38,773)

						$(847,255)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	18,687,387	(16,457,680)	2,229,707

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,382	$2,229,707

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

United States	64.8%
Spain	6.0%
Germany	4.9%
Brazil	4.6%
Canada	3.7%
Israel	3.0%
Great Britain	2.3%
Czech Republic	2.2%
Mexico	1.9%
Other Countries	6.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.1%
Aerospace - 8.4%
Lockheed Martin Corp.	186,390	$12,866,502
Northrop Grumman Corp.	164,840	7,193,618
United Technologies Corp.	113,360	4,872,213

		$24,932,333

Alcoholic Beverages - 1.6%
Diageo PLC	311,439	$3,514,619
Molson Coors Brewing Co.	35,490	1,216,597

		$4,731,216

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	82,020	$3,845,918

Automotive - 0.4%
Johnson Controls, Inc.	92,370	$1,108,440

Broadcasting - 3.0%
Omnicom Group, Inc.	151,460	$3,544,164
Walt Disney Co.	205,770	3,736,783
WPP Group PLC	287,998	1,622,976

		$8,903,923

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc.	22,010	$1,185,679
Invesco Ltd.	50,180	695,495

		$1,881,174

Business Services - 3.2%
Accenture Ltd., “A”	219,580	$6,036,254
Automatic Data Processing, Inc.	29,760	1,046,362
Dun & Bradstreet Corp.	12,990	1,000,230
Western Union Co.	101,710	1,278,495

		$9,361,341

Chemicals - 2.7%
3M Co.	60,790	$3,022,479
PPG Industries, Inc.	133,060	4,909,914

		$7,932,393

Computer Software - 2.2%
Oracle Corp. (a)	366,160	$6,616,511

Computer Software - Systems - 2.6%
Hewlett-Packard Co.	59,930	$1,921,356
International Business Machines Corp.	58,010	5,620,589

		$7,541,945

Construction - 0.9%
Sherwin-Williams Co.	53,490	$2,779,875

Consumer Goods & Services - 1.1%
Procter & Gamble Co.	71,721	$3,377,342

Electrical Equipment - 1.7%
Danaher Corp.	50,910	$2,760,340
W.W. Grainger, Inc.	32,080	2,251,374

		$5,011,714

Electronics - 2.4%
Agilent Technologies, Inc. (a)	51,260	$787,866
Intel Corp.	409,440	6,162,072

		$6,949,938

Energy - Independent - 3.9%
Apache Corp.	61,440	$3,937,690
Devon Energy Corp.	69,390	3,101,039
EOG Resources, Inc.	43,210	2,366,180
Occidental Petroleum Corp.	38,820	2,160,333

		$11,565,242

Energy - Integrated - 9.9%
Chevron Corp.	103,505	$6,959,676
ConocoPhillips	44,480	1,741,837
Exxon Mobil Corp.	108,322	7,376,728
Hess Corp.	61,210	3,317,582
Marathon Oil Corp.	24,660	648,311
TOTAL S.A., ADR	188,630	9,254,188

		$29,298,322

Food & Beverages - 3.7%
J.M. Smucker Co.	32,847	$1,224,208
Kellogg Co.	37,850	1,386,445
Nestle S.A.	138,802	4,692,173
PepsiCo, Inc.	72,628	3,738,889

		$11,041,715

Food & Drug Stores - 1.8%
CVS Caremark Corp.	124,748	$3,429,323
Kroger Co.	87,160	1,849,535

		$5,278,858

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	141,380	$1,132,454

General Merchandise - 0.4%
Macy’s, Inc.	145,890	$1,298,421

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	16,670	$632,960

Insurance - 6.3%
Allstate Corp.	250,570	$4,798,415
Aon Corp.	45,120	1,841,798
Chubb Corp.	52,570	2,224,762
MetLife, Inc.	294,730	6,711,002
Prudential Financial, Inc.	66,330	1,261,597
Travelers Cos., Inc.	44,510	1,808,886

		$18,646,460

Leisure & Toys - 0.3%
Hasbro, Inc.	37,920	$950,654

Machinery & Tools - 0.7%
Eaton Corp.	55,810	$2,057,157

Major Banks - 9.9%
Bank of America Corp.	217,056	$1,480,322
Bank of New York Mellon Corp.	281,935	7,964,664
Goldman Sachs Group, Inc.	66,380	7,037,608
JPMorgan Chase & Co.	209,040	5,556,283

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
PNC Financial Services Group, Inc.	52,120	$1,526,595
State Street Corp.	124,700	3,838,266
Wells Fargo & Co.	136,840	1,948,602

		$29,352,340

Medical Equipment - 0.9%
Medtronic, Inc.	39,200	$1,155,224
Waters Corp. (a)	37,700	1,393,015

		$2,548,239

Oil Services - 0.6%
National Oilwell Varco, Inc. (a)	62,160	$1,784,614

Pharmaceuticals - 8.8%
Abbott Laboratories	45,840	$2,186,568
GlaxoSmithKline PLC	92,150	1,437,908
Johnson & Johnson	97,840	5,146,384
Merck & Co., Inc.	225,070	6,020,622
Pfizer, Inc.	212,000	2,887,440
Roche Holding AG	8,880	1,218,533
Wyeth	166,680	7,173,907

		$26,071,362

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	10,420	$626,763

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	48,957	$2,753,831

Specialty Stores - 0.7%
Home Depot, Inc.	26,030	$613,267
Staples, Inc.	76,250	1,380,888

		$1,994,155

Telecommunications - Wireless - 1.7%
Rogers Communications, Inc., “B”	57,010	$1,313,563
Vodafone Group PLC	2,122,587	3,738,466

		$5,052,029

Telephone Services - 3.9%
AT&T, Inc.	441,910	$11,136,132
Verizon Communications, Inc.	9,400	283,880

		$11,420,012

Tobacco - 4.9%
Altria Group, Inc.	76,150	$1,219,923
Lorillard, Inc.	30,330	1,872,574
Philip Morris International, Inc.	322,790	11,484,868

		$14,577,365

Utilities - Electric Power - 5.9%
Dominion Resources, Inc.	136,578	$4,232,552
Entergy Corp.	30,720	2,091,725
FPL Group, Inc.	61,490	3,119,388
PG&E Corp.	62,790	2,399,834
PPL Corp.	108,820	3,124,222
Public Service Enterprise Group, Inc.	87,370	2,574,794

		$17,542,515

Total Common Stocks		$290,599,531

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	4,357,975	$4,357,975

Total Investments		$294,957,506

OTHER ASSETS, LESS LIABILITIES - 0.4%		1,295,594

NET ASSETS - 100.0%		$296,253,100

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$294,957,506	$—	$—	$294,957,506
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$365,135,857

Gross unrealized appreciation	$6,812,285
Gross unrealized depreciation	(76,990,636)

Net unrealized appreciation (depreciation)	$(70,178,351)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	22,745,771	(18,387,796)	4,357,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,231	$4,357,975

3

MFS® Blended Research Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.5%
Aerospace - 4.0%
Boeing Co.	374	$13,304
Lockheed Martin Corp.	400	27,612
Northrop Grumman Corp.	787	34,345
Precision Castparts Corp.	314	18,809
United Technologies Corp.	573	24,628

		$118,698

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	596	$27,946

Biotechnology - 2.9%
Biogen Idec, Inc. (a)	481	$25,214
Genzyme Corp. (a)	349	20,727
Gilead Sciences, Inc. (a)	849	39,326

		$85,267

Broadcasting - 0.5%
Omnicom Group, Inc.	613	$14,344

Brokerage & Asset Managers - 1.2%
Affiliated Managers Group, Inc. (a)	281	$11,721
CME Group, Inc.	92	22,668

		$34,389

Business Services - 2.4%
Accenture Ltd., “A”	1,007	$27,682
Visa, Inc., “A”	489	27,188
Western Union Co.	1,459	18,340

		$73,210

Cable TV - 1.1%
Comcast Corp., “A”	1,804	$24,607
Time Warner Cable, Inc.	377	9,350

		$33,957

Chemicals - 1.8%
3M Co.	583	$28,987
Monsanto Co.	306	25,429

		$54,416

Computer Software - 6.9%
Adobe Systems, Inc. (a)	704	$15,059
Akamai Technologies, Inc. (a)	776	15,054
Microsoft Corp.	5,581	102,523
Oracle Corp. (a)	4,125	74,539

		$207,175

Computer Software - Systems - 9.3%
Apple, Inc. (a)	685	$72,007
Avnet, Inc. (a)	787	13,780
Computer Sciences Corp. (a)	508	18,715
EMC Corp. (a)	2,219	25,297
Hewlett-Packard Co.	1,803	57,804
International Business Machines Corp.	930	90,108

		$277,711

Construction - 1.4%
Lennox International, Inc.	806	$21,327
NVR, Inc. (a)	46	19,677

		$41,004

Consumer Goods & Services - 3.6%
Apollo Group, Inc., “A” (a)	302	$23,656
Avon Products, Inc.	739	14,211
ITT Educational Services, Inc. (a)	174	21,127
Procter & Gamble Co.	1,049	49,397

		$108,391

Containers - 0.9%
Greif, Inc.	421	$14,015
Owens-Illinois, Inc. (a)	912	13,169

		$27,184

Electrical Equipment - 1.2%
Danaher Corp.	361	$19,573
Rockwell Automation, Inc.	748	16,336

		$35,909

Electronics - 4.7%
Dolby Laboratories, Inc., “A” (a)	343	$11,700
Intel Corp.	4,747	71,442
Linear Technology Corp.	1,207	27,737
National Semiconductor Corp.	1,406	14,440
Silicon Laboratories, Inc. (a)	595	15,708

		$141,027

Energy - Independent - 1.4%
CONSOL Energy, Inc.	429	$10,828
Occidental Petroleum Corp.	426	23,707
Sunoco, Inc.	300	7,944

		$42,479

Energy - Integrated - 2.3%
Exxon Mobil Corp.	685	$46,649
Hess Corp.	391	21,192

		$67,841

Food & Beverages - 3.8%
Coca-Cola Co.	1,189	$52,257
PepsiCo, Inc.	1,176	60,540

		$112,797

Food & Drug Stores - 0.9%
CVS Caremark Corp.	1,000	$27,490

General Merchandise - 3.7%
Family Dollar Stores, Inc.	507	$16,919
Kohl’s Corp. (a)	482	20,398
Wal-Mart Stores, Inc.	1,420	73,982

		$111,299

Health Maintenance Organizations - 1.0%
Humana, Inc. (a)	362	$9,441
UnitedHealth Group, Inc.	930	19,465

		$28,906

Insurance - 1.2%
Aflac, Inc.	1,142	$22,109

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Assurant, Inc.	626	$13,634

		$35,743

Internet - 2.4%
Google, Inc., “A” (a)	208	$72,396

Leisure & Toys - 0.5%
Hasbro, Inc.	618	$15,493

Machinery & Tools - 1.6%
Bucyrus International, Inc.	606	$9,199
Eaton Corp.	669	24,659
Harsco Corp.	561	12,437

		$46,295

Major Banks - 1.5%
Goldman Sachs Group, Inc.	222	$23,536
State Street Corp.	647	19,915

		$43,451

Medical & Health Technology & Services - 0.8%
DaVita, Inc. (a)	300	$13,185
Omnicare, Inc.	482	11,804

		$24,989

Medical Equipment - 3.2%
Baxter International, Inc.	365	$18,695
C.R. Bard, Inc.	194	15,466
Medtronic, Inc.	982	28,940
St. Jude Medical, Inc. (a)	467	16,966
Zimmer Holdings, Inc. (a)	451	16,462

		$96,529

Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	700	$12,712

Natural Gas - Distribution - 0.6%
Questar Corp.	617	$18,158

Natural Gas - Pipeline - 0.6%
El Paso Corp.	2,640	$16,500

Network & Telecom - 4.9%
Cisco Systems, Inc. (a)	4,411	$73,972
Corning, Inc.	1,819	24,138
F5 Networks, Inc. (a)	533	11,166
QUALCOMM, Inc.	924	35,953

		$145,229

Oil Services - 3.1%
Halliburton Co.	1,304	$20,173
National Oilwell Varco, Inc. (a)	335	9,618
Noble Corp.	544	13,105
Schlumberger Ltd.	854	34,689
Transocean, Inc. (a)	246	14,475

		$92,060

Personal Computers & Peripherals - 0.4%
NetApp, Inc. (a)	900	$13,356

Pharmaceuticals - 5.6%
Abbott Laboratories	1,115	$53,186
Bristol-Myers Squibb Co.	1,012	22,183
Endo Pharmaceuticals Holdings, Inc. (a)	692	12,235
Johnson & Johnson	385	20,251
Merck & Co., Inc.	870	23,273
Schering-Plough Corp.	1,601	37,704

		$168,832

Railroad & Shipping - 1.1%
Union Pacific Corp.	763	$31,367

Restaurants - 3.2%
Darden Restaurants, Inc.	1,245	$42,654
McDonald’s Corp.	634	34,597
SYSCO Corp.	850	19,380

		$96,631

Specialty Chemicals - 2.4%
Air Products & Chemicals, Inc.	447	$25,144
Airgas, Inc.	447	15,113
Praxair, Inc.	470	31,626

		$71,883

Specialty Stores - 1.7%
PetSmart, Inc.	908	$19,032
Ross Stores, Inc.	282	10,118
Staples, Inc.	1,276	23,108

		$52,258

Telecommunications - Wireless - 0.4%
MetroPCS Communications, Inc. (a)	746	$12,742

Tobacco - 2.5%
Lorillard, Inc.	338	$20,868
Philip Morris International, Inc.	1,497	53,263

		$74,131

Trucking - 1.5%
United Parcel Service, Inc., “B”	894	$44,003

Utilities - Electric Power - 2.0%
Allegheny Energy, Inc.	505	$11,701
PPL Corp.	983	28,222
Public Service Enterprise Group, Inc.	703	20,717

		$60,640

Total Common Stocks		$2,916,838

MONEY MARKET FUNDS (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	81,288	$81,288

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Blended Research Growth Portfolio

Total Investments	$2,998,126

OTHER ASSETS, LESS LIABILITIES - (0.2)%	(5,046)

NET ASSETS - 100.0%	$2,993,080

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Blended Research Growth Porfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,998,126	$—	$—	$2,998,126
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,121,160

Gross unrealized appreciation	$59,790
Gross unrealized depreciation	(1,182,824)

Net unrealized appreciation (depreciation)	$(1,123,034)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	88,974	(7,686)	81,288

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16	$81,288

4

MFS INVESTMENT MANAGEMENT

MFS® Blended Research Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/09

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.1%
Lockheed Martin Corp.	130	$8,981
Northrop Grumman Corp.	830	36,221
Raytheon Co.	340	13,240

		$58,442

Airlines - 0.4%
Southwest Airlines Co.	1,810	$11,457

Automotive - 0.4%
Johnson Controls, Inc.	1,020	$12,240

Biotechnology - 1.7%
Amgen, Inc. (a)	970	$48,034

Broadcasting - 0.9%
Time Warner, Inc.	913	$17,621
Walt Disney Co.	350	6,356

		$23,977

Brokerage & Asset Managers - 0.3%
Invesco Ltd.	610	$8,455

Business Services - 0.2%
Western Union Co.	490	$6,159

Cable TV - 1.6%
Comcast Corp., “A”	1,860	$25,370
Time Warner Cable, Inc.	719	17,831

		$43,201

Chemicals - 2.2%
3M Co.	510	$25,357
Dow Chemical Co.	660	5,564
E.I. du Pont de Nemours & Co.	360	8,039
PPG Industries, Inc.	590	21,771

		$60,731

Computer Software - 0.4%
Oracle Corp. (a)	660	$11,926

Computer Software - Systems - 1.2%
International Business Machines Corp.	250	$24,223
Sun Microsystems, Inc. (a)	1,070	7,832

		$32,055

Construction - 1.1%
Lennox International, Inc.	620	$16,405
NVR, Inc. (a)	36	15,399

		$31,804

Consumer Goods & Services - 3.2%
Apollo Group, Inc., “A” (a)	150	$11,750
Procter & Gamble Co.	1,660	78,169

		$89,919

Containers - 0.6%
Greif, Inc.	330	$10,986
Owens-Illinois, Inc. (a)	430	6,209

		$17,195

Electrical Equipment - 2.5%
General Electric Co.	5,940	$60,053
WESCO International, Inc. (a)	540	9,785

		$69,838

Electronics - 0.9%
Micron Technology, Inc. (a)	1,950	$7,917
National Semiconductor Corp.	1,660	17,048

		$24,965

Energy - Independent - 2.4%
Apache Corp.	440	$28,200
Devon Energy Corp.	250	11,173
Plains Exploration & Production Co. (a)	340	5,858
Valero Energy Corp.	430	7,697
XTO Energy, Inc.	450	13,779

		$66,707

Energy - Integrated - 13.8%
Chevron Corp.	1,500	$100,860
ConocoPhillips	580	22,713
Exxon Mobil Corp.	3,310	225,411
Hess Corp.	220	11,924
Marathon Oil Corp.	920	24,187

		$385,095

Engineering - Construction - 0.2%
Fluor Corp.	170	$5,874

Food & Beverages - 3.7%
Archer Daniels Midland Co.	900	$25,002
Coca-Cola Co.	820	36,039
General Mills, Inc.	280	13,966
Pepsi Bottling Group, Inc.	1,320	29,225

		$104,232

Food & Drug Stores - 1.1%
CVS Caremark Corp.	650	$17,869
SUPERVALU, Inc.	950	13,566

		$31,435

Forest & Paper Products - 0.4%
MeadWestvaco Corp.	860	$10,311

Furniture & Appliances - 0.3%
Newell Rubbermaid, Inc.	1,280	$8,166

Gaming & Lodging - 0.5%
Royal Caribbean Cruises Ltd.	1,770	$14,178

General Merchandise - 1.8%
Family Dollar Stores, Inc.	450	$15,017
Macy’s, Inc.	1,440	12,816
Wal-Mart Stores, Inc.	430	22,403

		$50,236

Health Maintenance Organizations - 1.7%
CIGNA Corp.	530	$9,323
UnitedHealth Group, Inc.	880	18,418

1

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - continued
WellPoint, Inc. (a)	550	$20,884

		$48,625

Insurance - 5.9%
Aflac, Inc.	430	$8,325
Allied World Assurance Co. Holdings Ltd.	610	23,198
Aon Corp.	510	20,818
Chubb Corp.	570	24,122
Genworth Financial, Inc.	2,820	5,358
MetLife, Inc.	660	15,028
Protective Life Corp.	1,110	5,828
Prudential Financial, Inc.	670	12,743
Travelers Cos., Inc.	1,200	48,768

		$164,188

Leisure & Toys - 0.4%
Hasbro, Inc.	410	$10,279

Machinery & Tools - 1.0%
Eaton Corp.	750	$27,645

Major Banks - 11.2%
Bank of America Corp.	2,222	$15,154
Bank of New York Mellon Corp.	1,360	38,420
Goldman Sachs Group, Inc.	420	44,528
JPMorgan Chase & Co.	3,460	91,967
Morgan Stanley	730	16,622
PNC Financial Services Group, Inc.	1,030	30,169
State Street Corp.	610	18,776
Wells Fargo & Co.	4,000	56,960

		$312,596

Medical & Health Technology & Services - 0.8%
AmerisourceBergen Corp.	310	$10,125
Omnicare, Inc.	490	12,000

		$22,125

Medical Equipment - 1.1%
Boston Scientific Corp. (a)	2,140	$17,013
Zimmer Holdings, Inc. (a)	340	12,410

		$29,423

Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	480	$8,717

Natural Gas - Distribution - 1.0%
Sempra Energy	610	$28,206

Natural Gas - Pipeline - 0.9%
El Paso Corp.	2,280	$14,250
Williams Cos., Inc.	890	10,128

		$24,378

Network & Telecom - 0.5%
Cisco Systems, Inc. (a)	830	$13,919

Oil Services - 0.7%
Exterran Holdings, Inc. (a)	590	$9,452
Nabors Industries Ltd. (a)	860	8,591

		$18,043

Other Banks & Diversified Financials - 1.3%
Discover Financial Services	1,170	$7,383
New York Community Bancorp, Inc.	1,620	18,095
TCF Financial Corp.	890	10,466

		$35,944

Personal Computers & Peripherals - 0.3%
Western Digital Corp. (a)	400	$7,736

Pharmaceuticals - 8.5%
Eli Lilly & Co.	520	$17,373
Johnson & Johnson	1,100	57,860
Merck & Co., Inc.	1,460	39,055
Pfizer, Inc.	5,700	77,634
Schering-Plough Corp.	550	12,953
Wyeth	730	31,419

		$236,294

Pollution Control - 0.3%
Republic Services, Inc.	562	$9,638

Real Estate - 1.4%
Apartment Investment & Management, “A”, REIT	917	$5,025
Equity Residential, REIT	850	15,598
Mack-Cali Realty Corp., REIT	990	19,612

		$40,235

Restaurants - 0.7%
Darden Restaurants, Inc.	600	$20,556

Specialty Chemicals - 0.5%
Valspar Corp.	730	$14,578

Specialty Stores - 2.1%
Home Depot, Inc.	1,000	$23,560
Lowe’s Cos., Inc.	980	17,885
Staples, Inc.	560	10,142
Tiffany & Co.	310	6,684

		$58,271

Telecommunications - Wireless - 0.2%
Sprint Nextel Corp. (a)	1,730	$6,176

Telephone Services - 6.8%
AT&T, Inc.	4,380	$110,376
Embarq Corp.	290	10,977
Qwest Communications International, Inc.	3,070	10,499
Verizon Communications, Inc.	1,480	44,696
Virgin Media, Inc.	2,690	12,912

		$189,460

Tobacco - 1.1%
Altria Group, Inc.	1,300	$20,826
Philip Morris International, Inc.	240	8,539

		$29,365

Trucking - 0.5%
FedEx Corp.	290	$12,902

2

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - 5.5%
American Electric Power Co., Inc.	1,390	$35,111
Dominion Resources, Inc.	800	24,792
Edison International	1,080	31,115
PG&E Corp.	1,210	46,246
Public Service Enterprise Group, Inc.	560	16,503

		$153,767

Total Common Stocks		$2,749,698

MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	61,830	$61,830

Total Investments		$2,811,528

OTHER ASSETS, LESS LIABILITIES - (0.8)%		(21,052)

NET ASSETS - 100.0%		$2,790,476

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,811,528	$—	$—	$2,811,528
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,296,689

Gross unrealized appreciation	$17,553
Gross unrealized depreciation	(1,502,714)

Net unrealized appreciation (depreciation)	$(1,485,161)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	116,837	(55,007)	61,830

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$61,830

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.